                                              MUTUAL FUNDS

                                              FOR PEOPLE
[LOGO]
                                              WHO PAY
EATON VANCE-Registered Trademark-
                     MUTUAL FUNDS             TAXES-Registered Trademark-

                                                        [GRAPHIC]      EDUCATION

Annual Report August 31, 2000

                                                                        Alabama

                                                                       Arkansas
                                  EATON VANCE
[GRAPHIC]                                                               Georgia
                                   MUNICIPALS
                                                                       Kentucky
                                     TRUST
                                                                      Louisiana

                                                                       Maryland
[GRAPHIC]         75 YEARS OF EXCELLENCE
                       EATON VANCE                                     Missouri
                          75TH
                       ANNIVERSARY                               North Carolina

                                                                         Oregon

                                                                 South Carolina

                                                                      Tennessee

                                                                       Virginia

EATON VANCE MUNICIPALS FUNDS as of August 31, 2000

LETTER TO SHAREHOLDERS


[PHOTO]

Thomas J. Fetter
President

While municipal bond investors have faced the challenge of rising interest rates for much of the past year, the market has mounted a recovery in recent months. In its fight against inflation, the Federal Reserve has aggressively hiked interest rates, voicing concerns over higher labor costs, despite improvements in productivity. Now, after raising its key Federal Funds rate on six occasions since June 1999 for a total of 175 basis points (1.75%), there are at last some signs that the economy may have moderated from its blistering pace of the last year.

Following a sustained rise in interest rates in the second half of 1999, the bond market rallied early in 2000, as investors sought some refuge from the increasingly volatile equity markets. The rally stalled in April and May in anticipation of another Fed rate hike. However, by the end of the period, the Fed was hinting that it may be near the end of its interest-rate hike cycle, which cheered bond investors. For the year ended August 31, 2000, the Lehman Brothers Municipal Bond Index* - a widely recognized, unmanaged index of municipal bonds - posted a return of 6.77%.

MUNICIPAL BONDS REMAIN AN UNDERVALUED ASSET CLASS...

We believe that municipal bonds remain significantly undervalued relative to Treasury bonds. The numbers are most compelling. At August 31, 2000, municipal yields exceeded Treasury yields. Market anomalies such as this historically have created unusual opportunities. Indeed, considering their tax-exempt status, municipal bonds are currently an excellent bargain for income-oriented investors.


[DATA TO COME]


THE OUTLOOK FOR MUNICIPAL BONDS APPEARS TO BE IMPROVING...

While municipal bond investors have endured difficulties over the past year, we believe the outlook has improved. First, municipal issuance has declined dramatically. Second, a surge in Federal tax receipts has resulted in rising estimates for the Federal budget surplus, sharply reducing the Treasury's borrowing needs. Third, the Treasury Department has announced that it will buy back at least $30 billion of 10 to 30-year bonds this fiscal year. That might, over time, contribute to lower long-term interest rates.

Finally, we are encouraged that, in the midst of an election year, Congress and the Administration have continued to exercise a high degree of fiscal discipline. While we will closely monitor the economic proposals of the major party nominees for president, we are confident that the progress of recent years can be maintained. That could result in a much improved outlook for all fixed-income areas, including the municipal bond market.

                                       Sincerely,
                                       /s/ Thomas J. Fetter
                                       Thomas J. Fetter
                                       President
                                       October 12, 2000

*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- Alabama's economic growth has slowed somewhat in 2000, as rising interest rates have taken a toll on new home construction. Nonetheless, the state has continued to post good job growth in services and trade. The state's jobless rate fell to 4.5% in August 2000 from 4.9% a year ago.

- Huntsville has been ranked 5th in the nation for its concentration of software employment. The city has 7,290 software-related jobs, a density twice that of the nation, according to the Software/Infotech Association.

- DaimlerChrysler has announced plans to double production of the Mercedes sports utility vehicle at its Vance-based plant. The move will increase output to 160,000 vehicles annually and add 2,000 new jobs.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.22% and 4.38%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.41 on August 31, 2000 from $9.43 on August 31, 1999, and the reinvestment of $0.486 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.35 from $10.37, and the reinvestment of $0.450 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.41 per share for Class A and $10.35 per share for Class B, the Fund's distribution rates were 5.14% and 4.35%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.96% and 7.58%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.34% and 3.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.56% and 6.55%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Escrowed bonds were the Portfolio's largest sector weighting, 16.3% at August 31, 2000. While escrowed bonds are backed by Treasury bonds and considered very high quality, they also typically provide above-average income.

- Insured(6) water and sewer issues remained among the Portfolio's largest holdings at 14.1%. These bonds have financed the expansion of local water projects needed to keep pace with Alabama's recent growth.

- The Portfolio balanced its performance-minded insured(6) bonds with industrial development revenue bonds. These issues provided excellent income opportunities in non-rated and lower investment-grade issues.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------

[PIE CHART]

AAA           59.5%
AA             6.3%
A             11.2%
BBB           18.9%
Non-Rated      4.1%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Alabama income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 42.62% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000


PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            5.22%        4.38%
Five Years                          4.97         4.28
Life of Fund+                       4.15         5.25

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.23%       -0.61%
Five Years                          3.96         3.94
Life of Fund+                       3.40         5.25

+Inception date: Class A: 12/7/93; Class B: 5/1/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Alabama Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

May 31, 1992 - August 31, 2000

Date            Eaton Vance Alabama Municipals Fund Class B      Lehman Brothers Municipal Bond Index*
      5/31/1992               $10,000.00                                     $10,000.00
      6/30/1992               $10,224.99                                     $10,167.61
      7/31/1992               $10,685.10                                     $10,472.56
      8/31/1992               $10,438.11                                     $10,370.47
      9/30/1992               $10,476.23                                     $10,438.31
     10/31/1992               $10,231.47                                     $10,335.55
     11/30/1992               $10,570.69                                     $10,520.78
     12/31/1992               $10,701.89                                     $10,628.20
      1/31/1993               $10,806.34                                     $10,751.91
      2/28/1993               $11,255.07                                     $11,140.67
      3/31/1993               $11,093.67                                     $11,022.95
      4/30/1993               $11,229.18                                     $11,134.02
      5/31/1993               $11,293.73                                     $11,196.54
      6/30/1993               $11,468.89                                     $11,383.77
      7/31/1993               $11,466.11                                     $11,398.40
      8/31/1993               $11,722.12                                     $11,635.85
      9/30/1993               $11,847.06                                     $11,768.54
     10/31/1993               $11,874.97                                     $11,791.15
     11/30/1993               $11,732.83                                     $11,687.06
     12/31/1993               $12,031.81                                     $11,933.82
      1/31/1994               $12,151.78                                     $12,070.17
      2/28/1994               $11,806.49                                     $11,757.57
      3/31/1994               $11,150.38                                     $11,278.68
      4/30/1994               $11,223.26                                     $11,374.46
      5/31/1994               $11,330.27                                     $11,472.90
      6/30/1994               $11,211.92                                     $11,406.05
      7/31/1994               $11,473.82                                     $11,611.91
      8/31/1994               $11,469.98                                     $11,652.14
      9/30/1994               $11,262.87                                     $11,481.21
     10/31/1994               $10,976.76                                     $11,277.35
     11/30/1994               $10,708.77                                     $11,073.16
     12/31/1994               $11,061.16                                     $11,316.93
      1/31/1995               $11,475.55                                     $11,640.51
      2/28/1995               $11,853.92                                     $11,979.05
      3/31/1995               $11,953.64                                     $12,116.73
      4/30/1995               $11,944.67                                     $12,131.03
      5/31/1995               $12,301.02                                     $12,518.12
      6/30/1995               $12,091.94                                     $12,408.71
      7/31/1995               $12,176.30                                     $12,526.11
      8/31/1995               $12,316.55                                     $12,685.07
      9/30/1995               $12,353.03                                     $12,765.21
     10/31/1995               $12,591.28                                     $12,950.78
     11/30/1995               $12,829.53                                     $13,165.95
     12/31/1995               $12,961.09                                     $13,292.32
      1/31/1996               $13,034.90                                     $13,392.75
      2/29/1996               $12,890.98                                     $13,302.29
      3/31/1996               $12,696.50                                     $13,132.36
      4/30/1996               $12,685.74                                     $13,095.11
      5/31/1996               $12,697.28                                     $13,090.12
      6/30/1996               $12,822.32                                     $13,232.79
      7/31/1996               $12,927.64                                     $13,352.51
      8/31/1996               $12,913.95                                     $13,349.52
      9/30/1996               $13,112.33                                     $13,536.08
     10/31/1996               $13,195.26                                     $13,689.06
     11/30/1996               $13,381.41                                     $13,939.81
     12/31/1996               $13,343.43                                     $13,880.94
      1/31/1997               $13,378.95                                     $13,907.22
      2/28/1997               $13,521.03                                     $14,034.92
      3/31/1997               $13,336.85                                     $13,847.69
      4/30/1997               $13,459.94                                     $13,963.75
      5/31/1997               $13,661.18                                     $14,173.93
      6/30/1997               $13,776.62                                     $14,324.91
      7/31/1997               $14,131.72                                     $14,721.65
      8/31/1997               $13,989.66                                     $14,583.64
      9/30/1997               $14,118.04                                     $14,756.57
     10/31/1997               $14,167.82                                     $14,851.68
     11/30/1997               $14,248.59                                     $14,939.14
     12/31/1997               $14,438.61                                     $15,156.97
      1/31/1998               $14,568.32                                     $15,313.27
      2/28/1998               $14,583.87                                     $15,317.92
      3/31/1998               $14,576.50                                     $15,331.56
      4/30/1998               $14,494.49                                     $15,262.39
      5/31/1998               $14,598.49                                     $15,503.82
      6/30/1998               $14,637.51                                     $15,565.01
      7/31/1998               $14,661.83                                     $15,603.92
      8/31/1998               $14,852.61                                     $15,845.03
      9/30/1998               $14,996.84                                     $16,042.57
     10/31/1998               $14,926.77                                     $16,042.23
     11/30/1998               $14,968.59                                     $16,098.44
     12/31/1998               $15,005.09                                     $16,139.01
      1/31/1999               $15,127.41                                     $16,330.89
      2/28/1999               $15,086.98                                     $16,259.73
      3/31/1999               $15,092.47                                     $16,282.34
      4/30/1999               $15,132.39                                     $16,322.58
      5/31/1999               $15,035.65                                     $16,228.13
      6/30/1999               $14,780.26                                     $15,994.68
      7/31/1999               $14,776.19                                     $16,052.88
      8/31/1999               $14,552.80                                     $15,924.18
      9/30/1999               $14,450.66                                     $15,930.83
     10/31/1999               $14,221.53                                     $15,758.23
     11/30/1999               $14,332.27                                     $15,925.84
     12/31/1999               $14,128.75                                     $15,807.12
      1/31/2000               $13,945.81                                     $15,738.28
      2/29/2000               $14,195.70                                     $15,921.18
      3/31/2000               $14,548.97                                     $16,269.04
      4/30/2000               $14,433.98                                     $16,172.93
      5/31/2000               $14,296.11                                     $16,088.79
      6/30/2000               $14,700.04                                     $16,515.13
      7/31/2000               $14,946.99                                     $16,744.93
      8/31/2000               $15,189.52                                     $17,003.00

* Source: TowersData, Bethesda, MD. Investment operations commenced on 5/1/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $13,153 on August 31, 2000; $12,527, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.64% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.(3)
--------------------------------------------------------------------------------

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Thomas M. Metzold
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Arkansas economy has moderated in 2000, reflecting the nationwide trend. Higher interest rates and high fuel prices have impacted some key industries, resulting in lower demand for durable goods. The state's jobless rate was 4.1% in August 2000, down from 4.4% a year earlier.

- Arkansas manufacturers have benefited from the trend toward higher productivity in recent years. Productivity gains of nearly 3.0% in the past two years have allowed employers to raise wages, a favorable development in an increasingly tight labor market.

- Agriculture has continued to provide roughly one-fourth of all Arkansas jobs. The farm sector represents around 15% of state domestic product, nearly triple the level of the nation as a whole.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.62% and 4.75%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.52 on August 31, 2000 from $9.51 on August 31, 1999, and the reinvestment of $0.499 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.21 from $10.19, and the reinvestment of $0.444 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.52 per share for Class A and $10.21 per share for Class B, the Fund's distribution rates were 5.24% and 4.36%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.33% and 7.76%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.53% and 4.41%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.06% and 7.85%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Although Arkansas' hospitals have felt the reimbursement pressures experienced elsewhere in the country, the Portfolio has sought to avoid those difficulties by focusing its hospital investments on sound institutions, such as Little Rock's Baptist Medical Center, which appear well-positioned in their communities.

- The Portfolio's industrial development revenue bond (IDRs) holdings have financed local economic projects while providing excellent income opportunities. The Portfolio's IDRs financed projects for a wide range of companies, including American Airline, Georgia-Pacific Corp. and International Paper Co.

- Housing bonds again played a prominent role in the Portfolio. Housing investments were diversified, including state and local issues for single and multi-family projects.

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           29.9%
AA            13.5%
A             33.6%
BBB           17.6%
Non-Rated      5.4%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
    (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Arkansas income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.83% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
    2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            5.62%        4.75%
Five Years                          5.11         4.37
Life of Fund+                       4.36         5.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.647%      -0.25%
Five Years                          4.09         4.03
Life of Fund+                       3.59         5.02

+Inception date: Class A: 2/9/94; Class B: 10/2/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Arkansas Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

October 31, 1992 - August 31, 2000

Date            Eaton Vance Arkansas Municipals Fund Class B      Lehman Brothers Municipal Bond Index*
     10/31/1992               $10,000.00                                      $10,000.00
     11/30/1992               $10,330.85                                      $10,179.22
     12/31/1992               $10,482.33                                      $10,283.15
      1/31/1993               $10,648.29                                      $10,402.84
      2/28/1993               $11,129.83                                      $10,778.98
      3/31/1993               $11,008.23                                      $10,665.08
      4/30/1993               $11,123.78                                      $10,772.55
      5/31/1993               $11,199.36                                      $10,833.04
      6/30/1993               $11,387.14                                      $11,014.19
      7/31/1993               $11,395.80                                      $11,028.35
      8/31/1993               $11,633.14                                      $11,258.08
      9/30/1993               $11,770.19                                      $11,386.47
     10/31/1993               $11,766.31                                      $11,408.35
     11/30/1993               $11,645.31                                      $11,307.64
     12/31/1993               $11,925.14                                      $11,546.38
      1/31/1994               $12,078.42                                      $11,678.30
      2/28/1994               $11,730.13                                      $11,375.85
      3/31/1994               $11,034.71                                      $10,912.51
      4/30/1994               $11,162.10                                      $11,005.18
      5/31/1994               $11,290.77                                      $11,100.42
      6/30/1994               $11,181.46                                      $11,035.75
      7/31/1994               $11,432.63                                      $11,234.92
      8/31/1994               $11,472.47                                      $11,273.85
      9/30/1994               $11,262.47                                      $11,108.47
     10/31/1994               $10,950.11                                      $10,911.23
     11/30/1994               $10,610.13                                      $10,713.67
     12/31/1994               $10,929.97                                      $10,949.52
      1/31/1995               $11,323.63                                      $11,262.59
      2/28/1995               $11,715.71                                      $11,590.14
      3/31/1995               $11,815.67                                      $11,723.35
      4/30/1995               $11,806.06                                      $11,737.19
      5/31/1995               $12,141.05                                      $12,111.72
      6/30/1995               $11,941.74                                      $12,005.86
      7/31/1995               $12,038.03                                      $12,119.44
      8/31/1995               $12,178.80                                      $12,273.24
      9/30/1995               $12,262.56                                      $12,350.78
     10/31/1995               $12,478.10                                      $12,530.33
     11/30/1995               $12,717.48                                      $12,738.51
     12/31/1995               $12,861.56                                      $12,860.77
      1/31/1996               $12,911.25                                      $12,957.95
      2/29/1996               $12,753.61                                      $12,870.43
      3/31/1996               $12,545.07                                      $12,706.01
      4/30/1996               $12,509.31                                      $12,669.97
      5/31/1996               $12,483.63                                      $12,665.14
      6/30/1996               $12,595.56                                      $12,803.18
      7/31/1996               $12,700.23                                      $12,919.01
      8/31/1996               $12,672.53                                      $12,916.12
      9/30/1996               $12,858.36                                      $13,096.62
     10/31/1996               $12,940.40                                      $13,244.63
     11/30/1996               $13,126.32                                      $13,487.24
     12/31/1996               $13,086.45                                      $13,430.29
      1/31/1997               $13,082.62                                      $13,455.71
      2/28/1997               $13,198.68                                      $13,579.27
      3/31/1997               $13,050.03                                      $13,398.11
      4/30/1997               $13,146.99                                      $13,510.41
      5/31/1997               $13,322.48                                      $13,713.76
      6/30/1997               $13,449.95                                      $13,859.84
      7/31/1997               $13,754.45                                      $14,243.70
      8/31/1997               $13,648.63                                      $14,110.17
      9/30/1997               $13,789.26                                      $14,277.49
     10/31/1997               $13,863.91                                      $14,369.51
     11/30/1997               $13,943.48                                      $14,454.13
     12/31/1997               $14,133.35                                      $14,664.89
      1/31/1998               $14,235.96                                      $14,816.11
      2/28/1998               $14,263.00                                      $14,820.62
      3/31/1998               $14,267.41                                      $14,833.81
      4/30/1998               $14,196.54                                      $14,766.88
      5/31/1998               $14,393.07                                      $15,000.48
      6/30/1998               $14,417.25                                      $15,059.69
      7/31/1998               $14,426.65                                      $15,097.33
      8/31/1998               $14,630.47                                      $15,330.61
      9/30/1998               $14,746.95                                      $15,521.73
     10/31/1998               $14,701.85                                      $15,521.41
     11/30/1998               $14,742.22                                      $15,575.79
     12/31/1998               $14,763.56                                      $15,615.05
      1/31/1999               $14,898.69                                      $15,800.70
      2/28/1999               $14,828.87                                      $15,731.84
      3/31/1999               $14,847.21                                      $15,753.72
      4/30/1999               $14,900.09                                      $15,792.66
      5/31/1999               $14,829.32                                      $15,701.28
      6/30/1999               $14,599.02                                      $15,475.40
      7/31/1999               $14,607.94                                      $15,531.71
      8/31/1999               $14,395.67                                      $15,407.19
      9/30/1999               $14,334.07                                      $15,413.62
     10/31/1999               $14,087.83                                      $15,246.63
     11/30/1999               $14,269.31                                      $15,408.80
     12/31/1999               $14,135.38                                      $15,293.93
      1/31/2000               $13,993.65                                      $15,227.32
      2/29/2000               $14,230.17                                      $15,404.29
      3/31/2000               $14,541.71                                      $15,740.85
      4/30/2000               $14,468.93                                      $15,647.87
      5/31/2000               $14,329.51                                      $15,566.46
      6/30/2000               $14,676.98                                      $15,978.96
      7/31/2000               $14,880.83                                      $16,201.29
      8/31/2000               $15,080.12                                      $16,451.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 10/2/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 2/9/94 at net asset value would have grown to $13,514 on August 31, 2000; $12,870, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.68% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Georgia economy remains strong, although moving at a less torrid pace than last year. While retail and services have been fairly robust, manufacturing and commodity-related areas have expanded at a slower rate. The state's jobless rate fell to 3.7% in August, 2000 from 4.0% a year earlier.

- Savannah's Economic Development Authority continues to seek new opportunities for expansion. The city's new $100 million Convention Center on Hutchinson Island and its larger hotel capacity are expected to draw increased numbers of visitors.

- Communications jobs have continued to represent an increasing share of Atlanta's new employment. Atlanta ranks fifth among the nation's metropolitan areas in the number of communications jobs.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 6.00% and 5.09%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.02 on August 31, 2000 from $8.99 on August 31, 1999, and the reinvestment of $0.480 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.63 from $9.60, and the reinvestment of $0.434 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.02 per share for Class A and $9.63 per share for Class B, the Fund's distribution rates were 5.28% and 4.52%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.30% and 7.96%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.72% and 4.51%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.31% and 7.94%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDRs) constituted the Portfolio's largest weighting at August 31, 2000, at 17.6%. The Portfolio's IDR issues represented a variety of industries, including a project for the nation's largest personal care product company, Proctor & Gamble.

- The growth of Atlanta has required the financing of a variety of major infrastructural projects. The Portfolio's holdings included insured(6) water and sewer issues for both the City of Atlanta and Fulton County.

- The prolonged market decline in late 1999 and early 2000 provided an opportunity to establish tax losses to offset possible future gains. The Portfolio in turn purchased bonds with more attractive yields and trading characteristics.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------

[PIE CHART]

AAA           48.0%
AA            11.4%
A             21.5%
BBB           11.9%
Non-Rated      7.2%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
    (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Georgia income tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of August 31, 2000

PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            6.00%       5.09%
Five Years                          4.93        4.26
Life of Fund+                       3.61        4.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.94%       0.09%
Five Years                          3.91        3.93
Life of Fund+                       2.86        4.59

+Inception date: Class A: 12/7/93; Class B: 12/23/91


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Georgia Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

December 31, 1991 - August 31, 2000

Date            Eaton Vance Georgia Municipals Fund Class B      Lehman Brothers Municipal Bond Index*
     12/31/1991               $10,000.00                                    $10,000.00
      1/31/1992                $9,880.00                                    $10,022.81
      2/29/1992                $9,908.01                                    $10,026.22
      3/31/1992                $9,885.62                                    $10,029.62
      4/30/1992                $9,968.23                                    $10,119.17
      5/31/1992               $10,153.89                                    $10,238.34
      6/30/1992               $10,373.71                                    $10,409.94
      7/31/1992               $10,799.30                                    $10,722.17
      8/31/1992               $10,586.83                                    $10,617.64
      9/30/1992               $10,585.26                                    $10,687.10
     10/31/1992               $10,280.94                                    $10,581.89
     11/30/1992               $10,621.63                                    $10,771.54
     12/31/1992               $10,751.35                                    $10,881.51
      1/31/1993               $10,858.96                                    $11,008.17
      2/28/1993               $11,365.66                                    $11,406.20
      3/31/1993               $11,155.20                                    $11,285.67
      4/30/1993               $11,305.68                                    $11,399.39
      5/31/1993               $11,361.12                                    $11,463.40
      6/30/1993               $11,552.52                                    $11,655.09
      7/31/1993               $11,504.78                                    $11,670.07
      8/31/1993               $11,779.77                                    $11,913.18
      9/30/1993               $11,918.75                                    $12,049.03
     10/31/1993               $11,912.96                                    $12,072.18
     11/30/1993               $11,786.21                                    $11,965.61
     12/31/1993               $12,054.25                                    $12,218.25
      1/31/1994               $12,187.21                                    $12,357.85
      2/28/1994               $11,837.05                                    $12,037.79
      3/31/1994               $11,197.85                                    $11,547.50
      4/30/1994               $11,258.71                                    $11,645.56
      5/31/1994               $11,308.93                                    $11,746.34
      6/30/1994               $11,194.38                                    $11,677.90
      7/31/1994               $11,416.77                                    $11,888.66
      8/31/1994               $11,432.54                                    $11,929.86
      9/30/1994               $11,237.42                                    $11,754.85
     10/31/1994               $10,936.79                                    $11,546.14
     11/30/1994               $10,608.04                                    $11,337.08
     12/31/1994               $10,900.81                                    $11,586.65
      1/31/1995               $11,269.30                                    $11,917.94
      2/28/1995               $11,612.35                                    $12,264.56
      3/31/1995               $11,726.05                                    $12,405.52
      4/30/1995               $11,702.58                                    $12,420.16
      5/31/1995               $11,998.34                                    $12,816.48
      6/30/1995               $11,802.42                                    $12,704.46
      7/31/1995               $11,838.16                                    $12,824.65
      8/31/1995               $11,993.23                                    $12,987.40
      9/30/1995               $12,089.33                                    $13,069.46
     10/31/1995               $12,308.94                                    $13,259.45
     11/30/1995               $12,553.16                                    $13,479.74
     12/31/1995               $12,686.75                                    $13,609.12
      1/31/1996               $12,747.83                                    $13,711.95
      2/29/1996               $12,595.22                                    $13,619.34
      3/31/1996               $12,390.27                                    $13,445.35
      4/30/1996               $12,350.74                                    $13,407.22
      5/31/1996               $12,346.99                                    $13,402.11
      6/30/1996               $12,475.75                                    $13,548.18
      7/31/1996               $12,584.17                                    $13,670.75
      8/31/1996               $12,581.62                                    $13,667.69
      9/30/1996               $12,786.64                                    $13,858.70
     10/31/1996               $12,884.71                                    $14,015.32
     11/30/1996               $13,102.96                                    $14,272.05
     12/31/1996               $13,049.43                                    $14,211.78
      1/31/1997               $13,033.04                                    $14,238.68
      2/28/1997               $13,179.57                                    $14,369.42
      3/31/1997               $13,013.40                                    $14,177.73
      4/30/1997               $13,127.17                                    $14,296.56
      5/31/1997               $13,295.69                                    $14,511.75
      6/30/1997               $13,374.79                                    $14,666.33
      7/31/1997               $13,743.23                                    $15,072.52
      8/31/1997               $13,607.68                                    $14,931.22
      9/30/1997               $13,766.99                                    $15,108.27
     10/31/1997               $13,844.66                                    $15,205.65
     11/30/1997               $13,913.91                                    $15,295.20
     12/31/1997               $14,124.28                                    $15,518.22
      1/31/1998               $14,258.28                                    $15,678.24
      2/28/1998               $14,245.84                                    $15,683.01
      3/31/1998               $14,209.50                                    $15,696.97
      4/30/1998               $14,109.14                                    $15,626.15
      5/31/1998               $14,340.71                                    $15,873.34
      6/30/1998               $14,352.45                                    $15,935.99
      7/31/1998               $14,362.74                                    $15,975.83
      8/31/1998               $14,560.32                                    $16,222.68
      9/30/1998               $14,751.74                                    $16,424.92
     10/31/1998               $14,704.45                                    $16,424.58
     11/30/1998               $14,745.64                                    $16,482.12
     12/31/1998               $14,724.59                                    $16,523.66
      1/31/1999               $14,892.54                                    $16,720.12
      2/28/1999               $14,804.93                                    $16,647.26
      3/31/1999               $14,722.45                                    $16,670.41
      4/30/1999               $14,747.21                                    $16,711.61
      5/31/1999               $14,629.33                                    $16,614.91
      6/30/1999               $14,331.57                                    $16,375.89
      7/31/1999               $14,281.21                                    $16,435.48
      8/31/1999               $14,060.14                                    $16,303.71
      9/30/1999               $13,980.47                                    $16,310.52
     10/31/1999               $13,709.33                                    $16,133.81
     11/30/1999               $13,822.47                                    $16,305.41
     12/31/1999               $13,652.70                                    $16,183.86
      1/31/2000               $13,504.33                                    $16,113.38
      2/29/2000               $13,748.68                                    $16,300.65
      3/31/2000               $14,085.85                                    $16,656.79
      4/30/2000               $13,978.69                                    $16,558.39
      5/31/2000               $13,848.08                                    $16,472.25
      6/30/2000               $14,283.39                                    $16,908.75
      7/31/2000               $14,554.79                                    $17,144.02
      8/31/2000               $14,775.89                                    $17,408.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 12/23/91. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $12,698 on August 31, 2000; $12,094, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.96% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE KENTUCKY MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Kentucky economy has felt the impact of slowing demand for textiles and durable goods in 2000. While the manufacturing picture was mixed, technology remained a growing source of new jobs. The Commonwealth's unemployment rate declined to 3.8% in August 2000 from 4.4% a year earlier.

- A Gatton College survey forecasts faster growth for Kentucky than for the nation as a whole in coming years. The services, trade and government sectors are expected to add the most new jobs, more than compensating for a modest loss in manufacturing.

- More favorable weather patterns in 2000 have resulted in improved conditions for Kentucky's agriculture sector. A harsh drought in 1999 led to withered crops for farmers and the destruction of 150,000 acres of forest.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 2.87% and 2.21%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.16 on August 31, 2000 from $9.41 on August 31, 1999, and the reinvestment of $0.502 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.87 from $10.12, and the reinvestment of $0.459 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.16 per share for Class A and $9.87 per share for Class B, the Fund's distribution rates were 5.48% and 4.66%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.65% and 8.21%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.79% and 4.20%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.44% and 7.40%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development bonds (IDRs) remained the Portfolio's largest sector weighting at August 31, 2000, at 27.8%. The Portfolio's IDR holdings included an issue providing financing for solid waste disposal facilities for Ashland Oil Co.

- Insured(6) transportation bonds were in ample supply and represented a large weighting, 16.2%, in the Portfolio. Area airports such as Louisville and Cincinnati/Northern Kentucky International Airport have witnessed a sharp increase in traffic and become important regional hubs.

- The Portfolio continued to upgrade call protection. Management sought bonds with 10 years or more of call protection to improve the Portfolio's appreciation potential in the event of a decline in interest rates.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           44.9%
AA            13.1%
A             18.9%
BBB           10.8%
BB             2.4%
Non-Rated      9.9%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Kentucky income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum
    4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            2.87%        2.21%
Five Years                          5.00         4.32
Life of Fund+                       3.90         4.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -2.02%       -2.67%
Five Years                          3.99         3.99
Life of Fund+                       3.15         4.86

+Inception date: Class A: 12/7/93; Class B: 12/23/91


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Kentucky Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

December 31, 1991 - August 31, 2000

Date            Eaton Vance Kentucky Municipals Fund Class B     Lehman Brothers Municipal Bond Index*
     12/31/1991               $10,000.00                                     $10,000.00
      1/31/1992                $9,840.00                                     $10,022.81
      2/29/1992                $9,918.66                                     $10,026.22
      3/31/1992                $9,863.33                                     $10,029.62
      4/30/1992                $9,975.61                                     $10,119.17
      5/31/1992               $10,160.32                                     $10,238.34
      6/30/1992               $10,358.64                                     $10,409.94
      7/31/1992               $10,760.74                                     $10,722.17
      8/31/1992               $10,526.75                                     $10,617.64
      9/30/1992               $10,545.16                                     $10,687.10
     10/31/1992               $10,261.26                                     $10,581.89
     11/30/1992               $10,611.24                                     $10,771.54
     12/31/1992               $10,725.51                                     $10,881.51
      1/31/1993               $10,843.47                                     $11,008.17
      2/28/1993               $11,327.52                                     $11,406.20
      3/31/1993               $11,149.75                                     $11,285.67
      4/30/1993               $11,300.03                                     $11,399.39
      5/31/1993               $11,377.07                                     $11,463.40
      6/30/1993               $11,589.35                                     $11,655.09
      7/31/1993               $11,563.21                                     $11,670.07
      8/31/1993               $11,782.11                                     $11,913.18
      9/30/1993               $11,921.29                                     $12,049.03
     10/31/1993               $11,938.22                                     $12,072.18
     11/30/1993               $11,801.63                                     $11,965.61
     12/31/1993               $12,080.30                                     $12,218.25
      1/31/1994               $12,202.70                                     $12,357.85
      2/28/1994               $11,831.59                                     $12,037.79
      3/31/1994               $11,172.35                                     $11,547.50
      4/30/1994               $11,245.91                                     $11,645.56
      5/31/1994               $11,343.36                                     $11,746.34
      6/30/1994               $11,207.44                                     $11,677.90
      7/31/1994               $11,453.87                                     $11,888.66
      8/31/1994               $11,471.04                                     $11,929.86
      9/30/1994               $11,230.98                                     $11,754.85
     10/31/1994               $10,920.59                                     $11,546.14
     11/30/1994               $10,640.80                                     $11,337.08
     12/31/1994               $10,958.30                                     $11,586.65
      1/31/1995               $11,387.45                                     $11,917.94
      2/28/1995               $11,755.50                                     $12,264.56
      3/31/1995               $11,858.46                                     $12,405.52
      4/30/1995               $11,848.58                                     $12,420.16
      5/31/1995               $12,217.88                                     $12,816.48
      6/30/1995               $11,999.41                                     $12,704.46
      7/31/1995               $12,073.19                                     $12,824.65
      8/31/1995               $12,229.46                                     $12,987.40
      9/30/1995               $12,301.96                                     $13,069.46
     10/31/1995               $12,534.75                                     $13,259.45
     11/30/1995               $12,792.28                                     $13,479.74
     12/31/1995               $12,926.75                                     $13,609.12
      1/31/1996               $12,976.36                                     $13,711.95
      2/29/1996               $12,812.42                                     $13,619.34
      3/31/1996               $12,646.27                                     $13,445.35
      4/30/1996               $12,607.78                                     $13,407.22
      5/31/1996               $12,605.06                                     $13,402.11
      6/30/1996               $12,745.71                                     $13,548.18
      7/31/1996               $12,815.30                                     $13,670.75
      8/31/1996               $12,773.92                                     $13,667.69
      9/30/1996               $12,965.32                                     $13,858.70
     10/31/1996               $13,075.63                                     $14,015.32
     11/30/1996               $13,254.25                                     $14,272.05
     12/31/1996               $13,239.14                                     $14,211.78
      1/31/1997               $13,274.41                                     $14,238.68
      2/28/1997               $13,407.07                                     $14,369.42
      3/31/1997               $13,266.92                                     $14,177.73
      4/30/1997               $13,353.65                                     $14,296.56
      5/31/1997               $13,534.50                                     $14,511.75
      6/30/1997               $13,679.15                                     $14,666.33
      7/31/1997               $14,033.56                                     $15,072.52
      8/31/1997               $13,938.95                                     $14,931.22
      9/30/1997               $14,071.75                                     $15,108.27
     10/31/1997               $14,149.74                                     $15,205.65
     11/30/1997               $14,232.98                                     $15,295.20
     12/31/1997               $14,416.33                                     $15,518.22
      1/31/1998               $14,523.36                                     $15,678.24
      2/28/1998               $14,552.59                                     $15,683.01
      3/31/1998               $14,585.48                                     $15,696.97
      4/30/1998               $14,499.73                                     $15,626.15
      5/31/1998               $14,689.86                                     $15,873.34
      6/30/1998               $14,715.98                                     $15,935.99
      7/31/1998               $14,740.70                                     $15,975.83
      8/31/1998               $14,910.43                                     $16,222.68
      9/30/1998               $15,031.77                                     $16,424.92
     10/31/1998               $14,972.35                                     $16,424.58
     11/30/1998               $15,015.24                                     $16,482.12
     12/31/1998               $15,052.62                                     $16,523.66
      1/31/1999               $15,193.48                                     $16,720.12
      2/28/1999               $15,136.84                                     $16,647.26
      3/31/1999               $15,156.84                                     $16,670.41
      4/30/1999               $15,212.76                                     $16,711.61
      5/31/1999               $15,155.66                                     $16,614.91
      6/30/1999               $14,962.69                                     $16,375.89
      7/31/1999               $14,973.70                                     $16,435.48
      8/31/1999               $14,785.30                                     $16,303.71
      9/30/1999               $14,738.10                                     $16,310.52
     10/31/1999               $14,500.03                                     $16,133.81
     11/30/1999               $14,601.24                                     $16,305.41
     12/31/1999               $14,464.54                                     $16,183.86
      1/31/2000               $14,364.64                                     $16,113.38
      2/29/2000               $14,506.54                                     $16,300.65
      3/31/2000               $14,815.80                                     $16,656.79
      4/30/2000               $14,652.01                                     $16,558.39
      5/31/2000               $14,373.71                                     $16,472.25
      6/30/2000               $14,705.25                                     $16,908.75
      7/31/2000               $14,903.13                                     $17,144.02
      8/31/2000               $15,111.55                                     $17,408.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 12/23/91. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $12,942 on August 31, 2000; $12,325, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.76% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- Louisiana's economy has registered moderate growth in 2000. Health services, trade and multi-family construction have helped fuel job growth, while the manufacturing outlook remained uncertain. Louisiana's unemployment rate was 4.7% in August, 2000, down from 4.9% a year earlier.

- New Orlean's tourism industry has fared relatively well in 2000. Visitors were drawn by new tourist attractions, including Harrah's New Orleans Casino, the National D-Day Museum and the Jazzland Theme Park.

- Responding to high energy prices, the number of active oil exploration rigs has risen sharply in the past year. Smaller drilling companies have complained of a shortage of available labor.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.43% and 4.66%, respectively.(1) For Class A, this return resulted from no change in net asset value (NAV) per share on August 31, 2000 from $9.24 on August 31, 1999, and the reinvestment of $0.473 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.77 from $9.76, and the reinvestment of $0.421 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.24 per share for Class A and $9.77 per share for Class B, the Fund's distribution rates were 5.08% and 4.32%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.95% and 7.61%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 5.14% and 4.62%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.05% and 8.13%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- The Portfolio's largest sector weighting at August 31, 2000 was in housing bonds, at 16.7%. The Portfolio's housing investments were predominantly in single-family projects in GNMA and FNMA-backed issues.

- In a light trading environment, management increased its focus on insured(6) issues. Some local issuers within the state have encountered deteriorating credit quality as a high property tax threshold has resulted in a revenue crunch for selected communities.

- Among its industrial development revenue bonds, the Portfolio reduced its exposure somewhat to old-line industrial issuers. In addition, management focused on bonds with more call protection and better trading characteristics.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           70.0%
A             10.3%
BBB           14.1%
Non-Rated      5.6%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
    (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Louisiana income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum
    4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -
    4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                           5.43%         4.66%
Five Years                         5.02          4.25
Life of Fund+                      4.13          4.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           0.43%        -0.34%
Five Years                         4.01          3.92
Life of Fund+                      3.36          4.78

+Inception date: Class A: 2/14/94; Class B: 10/2/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Louisiana Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

October 31, 1992 - August 31, 2000

Date            Eaton Vance Louisiana Municipals Fund Class B    Lehman Brothers Municipal Bond Index*
     10/31/1992               $10,000.00                                     $10,000.00
     11/30/1992               $10,439.39                                     $10,179.22
     12/31/1992               $10,601.48                                     $10,283.15
      1/31/1993               $10,778.23                                     $10,402.84
      2/28/1993               $11,303.41                                     $10,778.98
      3/31/1993               $11,159.78                                     $10,665.08
      4/30/1993               $11,306.75                                     $10,772.55
      5/31/1993               $11,382.17                                     $10,833.04
      6/30/1993               $11,613.00                                     $11,014.19
      7/31/1993               $11,578.38                                     $11,028.35
      8/31/1993               $11,880.62                                     $11,258.08
      9/30/1993               $12,050.91                                     $11,386.47
     10/31/1993               $12,047.38                                     $11,408.35
     11/30/1993               $11,904.58                                     $11,307.64
     12/31/1993               $12,218.50                                     $11,546.38
      1/31/1994               $12,364.33                                     $11,678.30
      2/28/1994               $11,912.17                                     $11,375.85
      3/31/1994               $11,165.28                                     $10,912.51
      4/30/1994               $11,264.12                                     $11,005.18
      5/31/1994               $11,409.37                                     $11,100.42
      6/30/1994               $11,267.48                                     $11,035.75
      7/31/1994               $11,514.23                                     $11,234.92
      8/31/1994               $11,500.88                                     $11,273.85
      9/30/1994               $11,267.88                                     $11,108.47
     10/31/1994               $10,954.04                                     $10,911.23
     11/30/1994               $10,646.70                                     $10,713.67
     12/31/1994               $10,962.76                                     $10,949.52
      1/31/1995               $11,377.63                                     $11,262.59
      2/28/1995               $11,767.33                                     $11,590.14
      3/31/1995               $11,847.86                                     $11,723.35
      4/30/1995               $11,817.18                                     $11,737.19
      5/31/1995               $12,065.29                                     $12,111.72
      6/30/1995               $11,864.09                                     $12,005.86
      7/31/1995               $11,952.01                                     $12,119.44
      8/31/1995               $12,085.03                                     $12,273.24
      9/30/1995               $12,171.71                                     $12,350.78
     10/31/1995               $12,392.70                                     $12,530.33
     11/30/1995               $12,613.49                                     $12,738.51
     12/31/1995               $12,761.71                                     $12,860.77
      1/31/1996               $12,776.61                                     $12,957.95
      2/29/1996               $12,579.86                                     $12,870.43
      3/31/1996               $12,393.19                                     $12,706.01
      4/30/1996               $12,395.32                                     $12,669.97
      5/31/1996               $12,445.50                                     $12,665.14
      6/30/1996               $12,563.54                                     $12,803.18
      7/31/1996               $12,686.21                                     $12,919.01
      8/31/1996               $12,661.22                                     $12,916.12
      9/30/1996               $12,867.44                                     $13,096.62
     10/31/1996               $12,992.98                                     $13,244.63
     11/30/1996               $13,199.47                                     $13,487.24
     12/31/1996               $13,162.19                                     $13,430.29
      1/31/1997               $13,174.74                                     $13,455.71
      2/28/1997               $13,284.48                                     $13,579.27
      3/31/1997               $13,161.38                                     $13,398.11
      4/30/1997               $13,237.82                                     $13,510.41
      5/31/1997               $13,381.74                                     $13,713.76
      6/30/1997               $13,489.70                                     $13,859.84
      7/31/1997               $13,858.35                                     $14,243.70
      8/31/1997               $13,740.08                                     $14,110.17
      9/30/1997               $13,861.38                                     $14,277.49
     10/31/1997               $13,968.43                                     $14,369.51
     11/30/1997               $14,067.47                                     $14,454.13
     12/31/1997               $14,252.31                                     $14,664.89
      1/31/1998               $14,320.53                                     $14,816.11
      2/28/1998               $14,325.00                                     $14,820.62
      3/31/1998               $14,360.04                                     $14,833.81
      4/30/1998               $14,222.10                                     $14,766.88
      5/31/1998               $14,496.77                                     $15,000.48
      6/30/1998               $14,483.74                                     $15,059.69
      7/31/1998               $14,497.06                                     $15,097.33
      8/31/1998               $14,752.80                                     $15,330.61
      9/30/1998               $14,946.43                                     $15,521.73
     10/31/1998               $14,831.22                                     $15,521.41
     11/30/1998               $14,902.44                                     $15,575.79
     12/31/1998               $14,897.50                                     $15,615.05
      1/31/1999               $15,066.67                                     $15,800.70
      2/28/1999               $14,937.43                                     $15,731.84
      3/31/1999               $14,911.56                                     $15,753.72
      4/30/1999               $14,935.25                                     $15,792.66
      5/31/1999               $14,787.92                                     $15,701.28
      6/30/1999               $14,519.06                                     $15,475.40
      7/31/1999               $14,496.52                                     $15,531.71
      8/31/1999               $14,216.73                                     $15,407.19
      9/30/1999               $14,121.37                                     $15,413.62
     10/31/1999               $13,791.67                                     $15,246.63
     11/30/1999               $13,917.07                                     $15,408.80
     12/31/1999               $13,746.70                                     $15,293.93
      1/31/2000               $13,567.85                                     $15,227.32
      2/29/2000               $13,838.79                                     $15,404.29
      3/31/2000               $14,217.07                                     $15,740.85
      4/30/2000               $14,064.00                                     $15,647.87
      5/31/2000               $13,932.87                                     $15,566.46
      6/30/2000               $14,348.55                                     $15,978.96
      7/31/2000               $14,616.31                                     $16,201.29
      8/31/2000               $14,879.87                                     $16,451.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 10/2/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
  Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 2/14/94 at net asset value would have grown to $13,034 on August 31, 2000; $12,414, including the 4.75% sales charge.
  The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.10% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- While slightly behind last year's pace, the Maryland economy has continued to grow in 2000. The economy has benefited from strong growth in biotechnology, finance and commercial construction. The state's August 2000 unemployment rate was 3.5%, slightly above the 3.4% level of a year ago.

- Gaithersburg is among the nation's premier incubators of biotechnology companies. The past year has seen sharply rising employment and new product approvals at several area companies, including Celera Corp., MedImmune, Inc. and Human Genome Sciences, Inc.

- After successful efforts to broaden its economic base, Maryland has remained among the leaders in federal procurement spending. The state took in more than $18 billion last year for federal contracts and wages.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 4.35% and 3.50%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.16 on August 31, 2000 from $9.23 on August 31, 1999, and the reinvestment of $0.450 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.00 from $10.08, and the reinvestment of $0.414 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.16 per share for Class A and $10.00 per share for Class B, the Fund's distribution rates were 4.73% and 3.97%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.50% and 7.13%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 5.01% and 4.53%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.00% and 8.14%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Insured(6) hospital bonds were the Portfolio's largest weighting at August, 2000, at 13.0%. The Portfolio's investments included an issue for Johns Hopkins Medical as well as issues for Medlantic/Helix, one of the largest health care providers in Baltimore.

- Housing bonds afforded the Portfolio a measure of stability during a volatile interest rate period. The Portfolio's holdings included single-family and multi-family projects from state and county issuers, and provided above-average coupons.

- Industrial development revenue bonds (IDRs) constituted a large commitment. The Portfolio's IDRs represented a wide range of industries, including cargo, food, chemicals and packaging companies.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           49.2%
AA            21.5%
A             11.1%
BBB            9.8%
CCC            2.3%
Non-Rated      6.1%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
    (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Maryland income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 44.35% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


FUND INFORMATION
as of August 31, 2000

PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            4.35%       3.50%
Five Years                          4.66        3.96
Life of Fund+                       3.73        4.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -0.60%      -1.46%
Five Years                          3.64        3.62
Life of Fund+                       2.98        4.83

+Inception date: Class A: 12/10/93; Class B: 2/3/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Maryland Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

February 29, 1992 - August 31, 2000

Date            Eaton Vance Maryland Fund Class B         Lehman Brothers Municipal Bond Index*
      2/29/1992               $10,000.00                              $10,000.00
      3/31/1992                $9,999.32                              $10,003.40
      4/30/1992               $10,098.08                              $10,092.71
      5/31/1992               $10,238.27                              $10,211.57
      6/30/1992               $10,432.22                              $10,382.72
      7/31/1992               $10,871.38                              $10,694.13
      8/31/1992               $10,647.93                              $10,589.87
      9/30/1992               $10,675.50                              $10,659.15
     10/31/1992               $10,319.54                              $10,554.22
     11/30/1992               $10,665.44                              $10,743.37
     12/31/1992               $10,829.96                              $10,853.06
      1/31/1993               $10,987.43                              $10,979.39
      2/28/1993               $11,433.80                              $11,376.37
      3/31/1993               $11,277.28                              $11,256.16
      4/30/1993               $11,424.91                              $11,369.58
      5/31/1993               $11,499.81                              $11,433.42
      6/30/1993               $11,721.35                              $11,624.61
      7/31/1993               $11,674.18                              $11,639.56
      8/31/1993               $11,945.94                              $11,882.03
      9/30/1993               $12,127.96                              $12,017.52
     10/31/1993               $12,134.07                              $12,040.62
     11/30/1993               $11,966.23                              $11,934.32
     12/31/1993               $12,258.04                              $12,186.30
      1/31/1994               $12,402.12                              $12,325.53
      2/28/1994               $12,003.19                              $12,006.32
      3/31/1994               $11,252.48                              $11,517.30
      4/30/1994               $11,281.18                              $11,615.11
      5/31/1994               $11,400.97                              $11,715.62
      6/30/1994               $11,279.03                              $11,647.37
      7/31/1994               $11,534.60                              $11,857.57
      8/31/1994               $11,575.63                              $11,898.67
      9/30/1994               $11,328.20                              $11,724.11
     10/31/1994               $11,011.28                              $11,515.94
     11/30/1994               $10,677.92                              $11,307.43
     12/31/1994               $11,049.35                              $11,556.36
      1/31/1995               $11,449.01                              $11,886.78
      2/28/1995               $11,894.33                              $12,232.49
      3/31/1995               $12,007.44                              $12,373.08
      4/30/1995               $11,973.67                              $12,387.68
      5/31/1995               $12,361.43                              $12,782.97
      6/30/1995               $12,086.99                              $12,671.24
      7/31/1995               $12,184.42                              $12,791.12
      8/31/1995               $12,352.26                              $12,953.44
      9/30/1995               $12,425.92                              $13,035.28
     10/31/1995               $12,682.15                              $13,224.78
     11/30/1995               $12,962.77                              $13,444.49
     12/31/1995               $13,134.44                              $13,573.54
      1/31/1996               $13,234.85                              $13,676.10
      2/29/1996               $13,050.58                              $13,583.73
      3/31/1996               $12,839.43                              $13,410.19
      4/30/1996               $12,803.77                              $13,372.16
      5/31/1996               $12,790.83                              $13,367.07
      6/30/1996               $12,918.60                              $13,512.75
      7/31/1996               $13,038.86                              $13,635.01
      8/31/1996               $13,024.46                              $13,631.95
      9/30/1996               $13,240.08                              $13,822.46
     10/31/1996               $13,337.46                              $13,978.67
     11/30/1996               $13,553.34                              $14,234.73
     12/31/1996               $13,501.37                              $14,174.62
      1/31/1997               $13,486.01                              $14,201.45
      2/28/1997               $13,618.30                              $14,331.85
      3/31/1997               $13,429.37                              $14,140.66
      4/30/1997               $13,555.17                              $14,259.18
      5/31/1997               $13,747.96                              $14,473.80
      6/30/1997               $13,878.95                              $14,627.98
      7/31/1997               $14,242.52                              $15,033.11
      8/31/1997               $14,149.38                              $14,892.18
      9/30/1997               $14,293.79                              $15,068.77
     10/31/1997               $14,371.08                              $15,165.89
     11/30/1997               $14,466.79                              $15,255.20
     12/31/1997               $14,661.15                              $15,477.64
      1/31/1998               $14,793.76                              $15,637.25
      2/28/1998               $14,782.34                              $15,642.00
      3/31/1998               $14,787.93                              $15,655.92
      4/30/1998               $14,690.01                              $15,585.29
      5/31/1998               $14,918.51                              $15,831.83
      6/30/1998               $14,930.76                              $15,894.32
      7/31/1998               $14,927.89                              $15,934.05
      8/31/1998               $15,136.79                              $16,180.26
      9/30/1998               $15,242.76                              $16,381.97
     10/31/1998               $15,198.23                              $16,381.63
     11/30/1998               $15,073.60                              $16,439.03
     12/31/1998               $15,041.06                              $16,480.46
      1/31/1999               $15,222.18                              $16,676.40
      2/28/1999               $15,207.48                              $16,603.73
      3/31/1999               $15,197.15                              $16,626.82
      4/30/1999               $15,235.95                              $16,667.91
      5/31/1999               $14,964.23                              $16,571.47
      6/30/1999               $14,729.49                              $16,333.07
      7/31/1999               $14,738.22                              $16,392.50
      8/31/1999               $14,493.17                              $16,261.08
      9/30/1999               $14,401.41                              $16,267.87
     10/31/1999               $14,092.75                              $16,091.62
     11/30/1999               $14,204.61                              $16,262.78
     12/31/1999               $14,064.38                              $16,141.54
      1/31/2000               $13,930.39                              $16,071.25
      2/29/2000               $14,167.32                              $16,258.02
      3/31/2000               $14,495.07                              $16,613.24
      4/30/2000               $14,401.89                              $16,515.09
      5/31/2000               $14,270.35                              $16,429.18
      6/30/2000               $14,587.62                              $16,864.54
      7/31/2000               $14,818.35                              $17,099.20
      8/31/2000               $15,000.16                              $17,363.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 2/3/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/10/93 at net asset value would have grown to $12,796 on August 31, 2000; $12,186, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 95.70% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Missouri economy has registered further job growth in 2000, with the service sector accounting for the lion's share of new positions. Manufacturing saw a continued decline, mainly in aircraft manufacture. The state's unemployment rate declined to 2.6% in August, 2000 from 3.4% a year earlier.

- Missouri has made significant progress with its Youth Opportunities Program, which offers tax credits in exchange for job opportunities. Since 1995, the Program has distributed more than $16 million in tax credits, covering 184 separate employment projects.

- The Department of Economic Development continues its efforts to attract European investment. Recent successes included a $435 million expansion by Daimler Chrysler and a $200 million investment by Bayer.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 4.60% and 3.62%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.55 on August 31, 2000 from $9.63 on August 31, 1999, and the reinvestment of $0.497 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.55 from $10.65, and the reinvestment of $0.463 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.55 per share for Class A and $10.55 per share for Class B, the Fund's distribution rates were 5.20% and 4.46%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.16% and 7.85%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 5.21% and 4.51%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.18% and 7.94%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- The Portfolio's largest sector weighting at August 31, 2000 was in hospital bonds, at 14.7%. Management focused on solid institutions with good demographics and sound fundamentals. Barnes Jewish Christian of St. Louis was the Portfolio's largest hospital investment.

- Industrial development revenue bonds (IDRs) remained a major emphasis of the Portfolio. The largest IDR holdings spanned a wide range of industries and companies, including Anheuser-Busch Co., Proctor & Gamble Co. and American Cyanamid.

- The Portfolio maintained an exposure to selected nursing home and life care issues. The non-rated bonds are especially research-intensive and have typically provided an attractive yield advantage.

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           44.1%
AA            12.7%
A             15.4%
BBB           11.7%
BB             3.4%
Non-Rated     12.7%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Missouri income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            4.60%        3.62%
Five Years                          5.32         4.51
Life of Fund+                       4.38         5.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -0.36%       -1.34%
Five Years                          4.31         4.18
Life of Fund+                       3.63         5.54

+Inception date: Class A: 12/7/93; Class B: 5/1/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Missouri Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

May 31, 1992 - August 31, 2000

Date            Eaton Vance Missouri Municipals Fund Class B     Lehman Brothers Municipal Bond Index*
      5/31/1992               $10,000.00                             $10,000.00
      6/30/1992               $10,245.28                             $10,167.61
      7/31/1992               $10,635.25                             $10,472.56
      8/31/1992               $10,479.52                             $10,370.47
      9/30/1992               $10,528.03                             $10,438.31
     10/31/1992               $10,192.45                             $10,335.55
     11/30/1992               $10,592.92                             $10,520.78
     12/31/1992               $10,721.54                             $10,628.20
      1/31/1993               $10,857.14                             $10,751.91
      2/28/1993               $11,379.34                             $11,140.67
      3/31/1993               $11,259.12                             $11,022.95
      4/30/1993               $11,395.31                             $11,134.02
      5/31/1993               $11,481.48                             $11,196.54
      6/30/1993               $11,679.01                             $11,383.77
      7/31/1993               $11,645.14                             $11,398.40
      8/31/1993               $11,913.20                             $11,635.85
      9/30/1993               $12,071.36                             $11,768.54
     10/31/1993               $12,057.19                             $11,791.15
     11/30/1993               $11,894.17                             $11,687.06
     12/31/1993               $12,174.83                             $11,933.82
      1/31/1994               $12,317.12                             $12,070.17
      2/28/1994               $11,937.62                             $11,757.57
      3/31/1994               $11,235.54                             $11,278.68
      4/30/1994               $11,276.08                             $11,374.46
      5/31/1994               $11,395.10                             $11,472.90
      6/30/1994               $11,310.42                             $11,406.05
      7/31/1994               $11,540.15                             $11,611.91
      8/31/1994               $11,548.05                             $11,652.14
      9/30/1994               $11,306.68                             $11,481.21
     10/31/1994               $10,997.18                             $11,277.35
     11/30/1994               $10,682.84                             $11,073.16
     12/31/1994               $11,037.16                             $11,316.93
      1/31/1995               $11,476.88                             $11,640.51
      2/28/1995               $11,892.03                             $11,979.05
      3/31/1995               $11,981.09                             $12,116.73
      4/30/1995               $11,995.94                             $12,131.03
      5/31/1995               $12,424.58                             $12,518.12
      6/30/1995               $12,225.96                             $12,408.71
      7/31/1995               $12,274.92                             $12,526.11
      8/31/1995               $12,450.97                             $12,685.07
      9/30/1995               $12,522.64                             $12,765.21
     10/31/1995               $12,749.47                             $12,950.78
     11/30/1995               $13,024.14                             $13,165.95
     12/31/1995               $13,179.87                             $13,292.32
      1/31/1996               $13,265.71                             $13,392.75
      2/29/1996               $13,084.50                             $13,302.29
      3/31/1996               $12,828.33                             $13,132.36
      4/30/1996               $12,780.59                             $13,095.11
      5/31/1996               $12,779.58                             $13,090.12
      6/30/1996               $12,918.02                             $13,232.79
      7/31/1996               $13,049.02                             $13,352.51
      8/31/1996               $13,023.47                             $13,349.52
      9/30/1996               $13,248.08                             $13,536.08
     10/31/1996               $13,381.70                             $13,689.06
     11/30/1996               $13,606.72                             $13,939.81
     12/31/1996               $13,544.22                             $13,880.94
      1/31/1997               $13,542.72                             $13,907.22
      2/28/1997               $13,698.70                             $14,034.92
      3/31/1997               $13,501.71                             $13,847.69
      4/30/1997               $13,613.21                             $13,963.75
      5/31/1997               $13,828.60                             $14,173.93
      6/30/1997               $13,957.91                             $14,324.91
      7/31/1997               $14,366.55                             $14,721.65
      8/31/1997               $14,250.49                             $14,583.64
      9/30/1997               $14,380.06                             $14,756.57
     10/31/1997               $14,456.70                             $14,851.68
     11/30/1997               $14,551.52                             $14,939.14
     12/31/1997               $14,782.17                             $15,156.97
      1/31/1998               $14,913.05                             $15,313.27
      2/28/1998               $14,955.78                             $15,317.92
      3/31/1998               $14,975.41                             $15,331.56
      4/30/1998               $14,867.17                             $15,262.39
      5/31/1998               $15,105.31                             $15,503.82
      6/30/1998               $15,131.80                             $15,565.01
      7/31/1998               $15,143.47                             $15,603.92
      8/31/1998               $15,362.59                             $15,845.03
      9/30/1998               $15,508.01                             $16,042.57
     10/31/1998               $15,451.85                             $16,042.23
     11/30/1998               $15,508.23                             $16,098.44
     12/31/1998               $15,531.76                             $16,139.01
      1/31/1999               $15,668.85                             $16,330.89
      2/28/1999               $15,587.43                             $16,259.73
      3/31/1999               $15,565.44                             $16,282.34
      4/30/1999               $15,605.55                             $16,322.58
      5/31/1999               $15,509.02                             $16,228.13
      6/30/1999               $15,239.57                             $15,994.68
      7/31/1999               $15,236.24                             $16,052.88
      8/31/1999               $14,984.73                             $15,924.18
      9/30/1999               $14,911.21                             $15,930.83
     10/31/1999               $14,597.31                             $15,758.23
     11/30/1999               $14,723.24                             $15,925.84
     12/31/1999               $14,520.50                             $15,807.12
      1/31/2000               $14,309.89                             $15,738.28
      2/29/2000               $14,575.95                             $15,921.18
      3/31/2000               $14,931.34                             $16,269.04
      4/30/2000               $14,831.93                             $16,172.93
      5/31/2000               $14,681.58                             $16,088.79
      6/30/2000               $15,074.57                             $16,515.13
      7/31/2000               $15,310.24                             $16,744.93
      8/31/2000               $15,526.49                             $17,003.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 5/1/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $13,354 on August 31, 2000; $12,718, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.10% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- While North Carolina's economy remained strong, the pace of growth eased somewhat. Nonetheless, the labor market remained tight, with temporary employment services experiencing robust demand. The state's August, 2000 jobless rate was 3.5%, somewhat higher than last year's 3.2% rate.

- Wake County remains a major beneficiary of its proximity to Research Triangle Park and to the region's universities. Networking, telecom and software developers, including Cisco Systems and MCI Communications have become major employers in the area.

- State transportation officials continue to push for high-speed rail service. The Southeast Corridor proposal would cost $500 million and forge a rail link between key state communities and Washington, D.C.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.51% and 4.79%, respectively.(1) For Class A, this return resulted from no change in net asset value (NAV) per share on August 31, 2000 from $9.26 on August 31, 1999, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.97 from $9.96, and the reinvestment of $0.445 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.26 per share for Class A and $9.97 per share for Class B, the Fund's distribution rates were 5.15% and 4.46%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.24% and 8.00%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.70% and 4.19%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.44% and 7.52%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Electric utility bonds played a major role in the Portfolio, at 13.3%, especially Municipal Power Agency Bonds. With the increasing trend towards joint energy agencies and pooled energy resources, there is a growing likelihood that older electric utility bonds may be escrowed by the state.

- Within the industrial development revenue bond sector, the Portfolio limited its investments in older industrial bonds, such as paper companies. Examples of non-industrial industries included Campbell Soup Co. and American Airlines, Inc.

- The Portfolio continued to scale back its exposure to certificates of participation for state projects. The perception of an increasing appropriation risk has impaired the trading environment for these vehicles.

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           36.6%
AA            25.1%
A             15.4%
BBB           21.8%
Non-Rated      1.1%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 44.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            5.51%        4.79%
Five Years                          5.28         4.59
Life of Fund+                       4.04         5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.52%       -0.21%
Five Years                          4.26         4.25
Life of Fund+                       3.29         5.00

+Inception date: Class A: 12/7/93; Class B: 10/23/91


Comparison of Change in Value of a $10,000 Investment in Eaton Vance North Carolina Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

October 31, 1991 - August 31, 2000

Date            Eaton Vance North Carolina Municipals Fund Class B  Lehman Brothers Municipal Bond Index*
     10/31/1991               $10,000.00                              $10,000.00
     11/30/1991                $9,920.24                              $10,027.90
     12/31/1991               $10,226.19                              $10,243.09
      1/31/1992               $10,207.60                              $10,266.45
      2/29/1992               $10,217.04                              $10,269.94
      3/31/1992               $10,213.93                              $10,273.43
      4/30/1992               $10,307.43                              $10,365.15
      5/31/1992               $10,473.85                              $10,487.22
      6/30/1992               $10,695.21                              $10,662.99
      7/31/1992               $11,111.15                              $10,982.81
      8/31/1992               $10,844.71                              $10,875.74
      9/30/1992               $10,842.67                              $10,946.88
     10/31/1992               $10,525.37                              $10,839.12
     11/30/1992               $10,899.47                              $11,033.38
     12/31/1992               $11,051.58                              $11,146.03
      1/31/1993               $11,170.81                              $11,275.76
      2/28/1993               $11,605.75                              $11,683.47
      3/31/1993               $11,426.18                              $11,560.00
      4/30/1993               $11,566.97                              $11,676.49
      5/31/1993               $11,633.91                              $11,742.06
      6/30/1993               $11,826.76                              $11,938.41
      7/31/1993               $11,789.74                              $11,953.75
      8/31/1993               $12,089.02                              $12,202.77
      9/30/1993               $12,218.82                              $12,341.92
     10/31/1993               $12,191.71                              $12,365.64
     11/30/1993               $12,043.01                              $12,256.48
     12/31/1993               $12,320.51                              $12,515.26
      1/31/1994               $12,467.84                              $12,658.25
      2/28/1994               $12,107.35                              $12,330.42
      3/31/1994               $11,445.18                              $11,828.20
      4/30/1994               $11,497.19                              $11,928.64
      5/31/1994               $11,573.13                              $12,031.88
      6/30/1994               $11,448.90                              $11,961.78
      7/31/1994               $11,651.27                              $12,177.66
      8/31/1994               $11,681.31                              $12,219.86
      9/30/1994               $11,487.80                              $12,040.60
     10/31/1994               $11,188.37                              $11,826.81
     11/30/1994               $10,848.57                              $11,612.67
     12/31/1994               $11,180.38                              $11,868.31
      1/31/1995               $11,576.67                              $12,207.65
      2/28/1995               $11,947.46                              $12,562.69
      3/31/1995               $12,063.57                              $12,707.08
      4/30/1995               $12,042.01                              $12,722.07
      5/31/1995               $12,341.09                              $13,128.03
      6/30/1995               $12,121.84                              $13,013.29
      7/31/1995               $12,159.86                              $13,136.40
      8/31/1995               $12,268.52                              $13,303.11
      9/30/1995               $12,354.25                              $13,387.16
     10/31/1995               $12,626.21                              $13,581.77
     11/30/1995               $12,910.66                              $13,807.41
     12/31/1995               $13,046.55                              $13,939.94
      1/31/1996               $13,084.51                              $14,045.27
      2/29/1996               $12,920.00                              $13,950.41
      3/31/1996               $12,715.46                              $13,772.19
      4/30/1996               $12,715.32                              $13,733.13
      5/31/1996               $12,700.36                              $13,727.90
      6/30/1996               $12,804.96                              $13,877.52
      7/31/1996               $12,888.84                              $14,003.07
      8/31/1996               $12,861.02                              $13,999.93
      9/30/1996               $13,067.75                              $14,195.58
     10/31/1996               $13,166.89                              $14,356.01
     11/30/1996               $13,386.95                              $14,618.98
     12/31/1996               $13,307.57                              $14,557.25
      1/31/1997               $13,304.72                              $14,584.80
      2/28/1997               $13,413.15                              $14,718.72
      3/31/1997               $13,233.23                              $14,522.37
      4/30/1997               $13,348.22                              $14,644.09
      5/31/1997               $13,558.13                              $14,864.51
      6/30/1997               $13,691.60                              $15,022.84
      7/31/1997               $14,129.78                              $15,438.91
      8/31/1997               $13,953.64                              $15,294.18
      9/30/1997               $14,073.89                              $15,475.53
     10/31/1997               $14,166.23                              $15,575.28
     11/30/1997               $14,236.58                              $15,667.00
     12/31/1997               $14,435.04                              $15,895.44
      1/31/1998               $14,584.02                              $16,059.36
      2/28/1998               $14,572.08                              $16,064.24
      3/31/1998               $14,577.60                              $16,078.54
      4/30/1998               $14,463.31                              $16,006.00
      5/31/1998               $14,682.81                              $16,259.20
      6/30/1998               $14,737.08                              $16,323.37
      7/31/1998               $14,748.01                              $16,364.18
      8/31/1998               $14,989.56                              $16,617.03
      9/30/1998               $15,154.40                              $16,824.19
     10/31/1998               $15,092.72                              $16,823.84
     11/30/1998               $15,148.26                              $16,882.78
     12/31/1998               $15,141.40                              $16,925.33
      1/31/1999               $15,267.19                              $17,126.57
      2/28/1999               $15,193.87                              $17,051.93
      3/31/1999               $15,198.02                              $17,075.65
      4/30/1999               $15,223.57                              $17,117.85
      5/31/1999               $15,120.65                              $17,018.80
      6/30/1999               $14,880.83                              $16,773.97
      7/31/1999               $14,890.07                              $16,835.00
      8/31/1999               $14,654.43                              $16,700.03
      9/30/1999               $14,605.08                              $16,707.01
     10/31/1999               $14,348.75                              $16,526.00
     11/30/1999               $14,463.60                              $16,701.78
     12/31/1999               $14,279.44                              $16,577.27
      1/31/2000               $14,146.83                              $16,505.07
      2/29/2000               $14,378.24                              $16,696.89
      3/31/2000               $14,718.00                              $17,061.70
      4/30/2000               $14,626.96                              $16,960.90
      5/31/2000               $14,481.69                              $16,872.67
      6/30/2000               $14,874.41                              $17,319.78
      7/31/2000               $15,117.57                              $17,560.77
      8/31/2000               $15,356.14                              $17,831.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 10/23/91. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $13,056 on August 31, 2000; $12,434, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.22% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE OREGON MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Thomas M. Metzold
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- Following a sluggish start in 2000, the Oregon economy has gathered momentum in recent months. Job growth averaged a healthy 4.3% in the second quarter, paced by robust construction activity. The state's August 2000 unemployment rate was 5.3%, down from 5.8% a year ago.

- The state's manufacturing sector experienced continued job cuts in 2000. Producers of lumber and wood products, mobile homes, paper and industrial machinery and equipment were among the businesses posting job losses.

- Oregon businesses have felt the impact of increasing energy rates due to unusually warm summer temperatures and reduced river flows. Some commercial users were forced to alter production schedules.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.39% and 4.52%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.37 on August 31, 2000 from $9.38 on August 31, 1999, and the reinvestment of $0.488 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.25 from $10.26, and the reinvestment of $0.451 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.37 per share for Class A and $10.25 per share for Class B, the Fund's distribution rates were 5.21% and 4.41%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.48% and 8.02%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.73% and 4.20%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.61% and 7.64%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Housing bonds represented a large portion of Oregon's municipal issuance and were again the Portfolio's largest sector weighting at August 31, 2000, at 23.5%. The Portfolio's housing investments were well diversified throughout the state and included city, county and state issues for single- and multi-family projects alike.

- General obligations constituted a significant investment for the Portfolio, at 16.2%. A sound Oregon economy has resulted in strong tax revenue growth, improving the fiscal outlook for issuers at the state and local level.

- Industrial development revenue bonds (IDRs) provided financing for projects benefiting some of Oregon's largest employers. The Portfolio's IDR investments included some of the state's major paper and packaging companies, such as James River and Georgia-Pacific.

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           25.0%
AA            40.8%
A             10.4%
BBB           12.1%
Non-Rated     11.7%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Oregon income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 45.04% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            5.39%        4.52%
Five Years                          5.05         4.32
Life of Fund+                       4.10         5.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.36%       -0.47%
Five Years                          4.03         3.98
Life of Fund+                       3.34         5.22

+Inception date: Class A: 12/28/93; Class B: 12/24/91


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Oregon Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

December 31, 1991 - August 31, 2000

Date            Eaton Vance Oregon Municipals Fund Class B         Lehman Brothers Municipal Bond Index*
     12/31/1991               $10,000.00                              $10,000.00
      1/31/1992                $9,990.00                              $10,022.81
      2/29/1992               $10,053.87                              $10,026.22
      3/31/1992               $10,028.00                              $10,029.62
      4/30/1992               $10,148.37                              $10,119.17
      5/31/1992               $10,330.91                              $10,238.34
      6/30/1992               $10,506.25                              $10,409.94
      7/31/1992               $10,866.04                              $10,722.17
      8/31/1992               $10,682.44                              $10,617.64
      9/30/1992               $10,709.61                              $10,687.10
     10/31/1992               $10,403.73                              $10,581.89
     11/30/1992               $10,771.89                              $10,771.54
     12/31/1992               $10,943.10                              $10,881.51
      1/31/1993               $11,101.70                              $11,008.17
      2/28/1993               $11,550.93                              $11,406.20
      3/31/1993               $11,468.77                              $11,285.67
      4/30/1993               $11,585.75                              $11,399.39
      5/31/1993               $11,661.95                              $11,463.40
      6/30/1993               $11,873.92                              $11,655.09
      7/31/1993               $11,902.79                              $11,670.07
      8/31/1993               $12,165.23                              $11,913.18
      9/30/1993               $12,259.42                              $12,049.03
     10/31/1993               $12,253.79                              $12,072.18
     11/30/1993               $12,128.41                              $11,965.61
     12/31/1993               $12,405.46                              $12,218.25
      1/31/1994               $12,562.14                              $12,357.85
      2/28/1994               $12,191.61                              $12,037.79
      3/31/1994               $11,487.62                              $11,547.50
      4/30/1994               $11,538.91                              $11,645.56
      5/31/1994               $11,625.47                              $11,746.34
      6/30/1994               $11,501.64                              $11,677.90
      7/31/1994               $11,713.85                              $11,888.66
      8/31/1994               $11,743.25                              $11,929.86
      9/30/1994               $11,480.55                              $11,754.85
     10/31/1994               $11,171.01                              $11,546.14
     11/30/1994               $10,856.54                              $11,337.08
     12/31/1994               $11,232.01                              $11,586.65
      1/31/1995               $11,659.83                              $11,917.94
      2/28/1995               $12,098.09                              $12,264.56
      3/31/1995               $12,176.28                              $12,405.52
      4/30/1995               $12,165.60                              $12,420.16
      5/31/1995               $12,557.67                              $12,816.48
      6/30/1995               $12,350.88                              $12,704.46
      7/31/1995               $12,411.56                              $12,824.65
      8/31/1995               $12,591.15                              $12,987.40
      9/30/1995               $12,663.22                              $13,069.46
     10/31/1995               $12,882.94                              $13,259.45
     11/30/1995               $13,114.77                              $13,479.74
     12/31/1995               $13,248.50                              $13,609.12
      1/31/1996               $13,310.03                              $13,711.95
      2/29/1996               $13,158.80                              $13,619.34
      3/31/1996               $12,967.83                              $13,445.35
      4/30/1996               $12,941.72                              $13,407.22
      5/31/1996               $12,938.77                              $13,402.11
      6/30/1996               $13,053.98                              $13,548.18
      7/31/1996               $13,123.45                              $13,670.75
      8/31/1996               $13,069.65                              $13,667.69
      9/30/1996               $13,260.53                              $13,858.70
     10/31/1996               $13,344.95                              $14,015.32
     11/30/1996               $13,510.22                              $14,272.05
     12/31/1996               $13,469.48                              $14,211.78
      1/31/1997               $13,413.87                              $14,238.68
      2/28/1997               $13,546.38                              $14,369.42
      3/31/1997               $13,393.97                              $14,177.73
      4/30/1997               $13,454.21                              $14,296.56
      5/31/1997               $13,608.23                              $14,511.75
      6/30/1997               $13,712.92                              $14,666.33
      7/31/1997               $14,052.17                              $15,072.52
      8/31/1997               $14,010.28                              $14,931.22
      9/30/1997               $14,088.16                              $15,108.27
     10/31/1997               $14,191.70                              $15,205.65
     11/30/1997               $14,260.10                              $15,295.20
     12/31/1997               $14,441.75                              $15,518.22
      1/31/1998               $14,547.55                              $15,678.24
      2/28/1998               $14,589.29                              $15,683.01
      3/31/1998               $14,621.18                              $15,696.97
      4/30/1998               $14,562.29                              $15,626.15
      5/31/1998               $14,750.59                              $15,873.34
      6/30/1998               $14,789.41                              $15,935.99
      7/31/1998               $14,826.95                              $15,975.83
      8/31/1998               $15,022.47                              $16,222.68
      9/30/1998               $15,170.01                              $16,424.92
     10/31/1998               $15,165.94                              $16,424.58
     11/30/1998               $15,235.64                              $16,482.12
     12/31/1998               $15,257.87                              $16,523.66
      1/31/1999               $15,368.65                              $16,720.12
      2/28/1999               $15,311.36                              $16,647.26
      3/31/1999               $15,344.64                              $16,670.41
      4/30/1999               $15,399.25                              $16,711.61
      5/31/1999               $15,327.22                              $16,614.91
      6/30/1999               $15,091.59                              $16,375.89
      7/31/1999               $15,087.08                              $16,435.48
      8/31/1999               $14,884.51                              $16,303.71
      9/30/1999               $14,793.12                              $16,310.52
     10/31/1999               $14,541.18                              $16,133.81
     11/30/1999               $14,626.01                              $16,305.41
     12/31/1999               $14,445.19                              $16,183.86
      1/31/2000               $14,330.20                              $16,113.38
      2/29/2000               $14,588.75                              $16,300.65
      3/31/2000               $14,924.47                              $16,656.79
      4/30/2000               $14,835.68                              $16,558.39
      5/31/2000               $14,678.38                              $16,472.25
      6/30/2000               $15,066.32                              $16,908.75
      7/31/2000               $15,322.02                              $17,144.02
      8/31/2000               $15,558.01                              $17,408.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 12/24/91. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
  Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/28/93 at net asset value would have grown to $13,079 on August 31, 2000; $12,456, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.60% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Thomas J. Fetter
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The South Carolina economy has remained brisk in 2000, although the pace of growth in manufacturing and services has eased somewhat. Light industry has been especially strong, adding to an already tight labor market. The state's jobless rate was 4.20% in August 2000, down from 4.5% a year ago.

- Network leader Cisco Systems is expanding its Cisco Networking Academy to more South Carolina public schools. The industry-certified program provides technical education that gives students the skills needed to move directly into high-tech professions.

- South Carolina is continuing its efforts to further its foreign trade ties. A trade delegation recently traveled to Queensland to promote enhanced trade and tourism with Australia.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 4.30% and 3.32%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.20 on August 31, 2000 from $9.32 on August 31, 1999, and the reinvestment of $0.498 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.76 from $9.90, and the reinvestment of $0.452 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.20 per share for Class A and $9.76 per share for Class B, the Fund's distribution rates were 5.41% and 4.63%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.63% and 8.24%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.86% and 4.20%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.65% and 7.47%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDRs) were the Portfolio's largest sector weighting at August 31, 2000, at 18.4%. The Portfolio's bonds financed transportation and pollution control projects for companies in the chemicals, oil, coal, steel and paper industries.

- Insured(6) water and sewer bonds were a major emphasis of the Portfolio. South Carolina's population surge in recent years has necessitated the issuance of more bonds to fund water infrastructure and resulted in new opportunities for investors.

- As part of its strategy, the Portfolio balanced its higher-yielding bonds with insured(6) electric utilities. These issues provided, in management's view, excellent quality for the Portfolio and increased interest rate sensitivity in the event of a market rally during the period.

RATING DISTRIBUTION(7)
--------------------------------------------------------------------------------


[PIE CHART]

AAA           42.4%
AA            15.7%
A             16.3%
BBB           19.1%
Non-Rated      6.5%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and South Carolina income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.83% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Private insurance does not decrease the risk of loss of principal associated with these investments. (7) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (8) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(8)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            4.30%        3.32%
Five Years                          4.73         4.10
Life of Fund+                       3.79         4.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -0.60%       -1.61%
Five Years                          3.72         3.77
Life of Fund                        3.02         4.48

Inception date: Class A: 2/14/94; Class B: 10/2/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance South Carolina Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

October 31, 1992 - August 31, 2000

Date            Eaton Vance South Carolina Municipals Fund Class B  Lehman Brothers Municipal Bond Index*
     10/31/1992               $10,000.00                              $10,000.00
     11/30/1992               $10,285.91                              $10,179.22
     12/31/1992               $10,434.48                              $10,283.15
      1/31/1993               $10,576.78                              $10,402.84
      2/28/1993               $11,064.59                              $10,778.98
      3/31/1993               $10,940.85                              $10,665.08
      4/30/1993               $11,063.72                              $10,772.55
      5/31/1993               $11,115.20                              $10,833.04
      6/30/1993               $11,268.13                              $11,014.19
      7/31/1993               $11,263.51                              $11,028.35
      8/31/1993               $11,539.73                              $11,258.08
      9/30/1993               $11,695.87                              $11,386.47
     10/31/1993               $11,679.58                              $11,408.35
     11/30/1993               $11,535.65                              $11,307.64
     12/31/1993               $11,834.15                              $11,546.38
      1/31/1994               $11,941.09                              $11,678.30
      2/28/1994               $11,570.96                              $11,375.85
      3/31/1994               $10,911.68                              $10,912.51
      4/30/1994               $10,982.76                              $11,005.18
      5/31/1994               $11,054.85                              $11,100.42
      6/30/1994               $10,956.84                              $11,035.75
      7/31/1994               $11,161.54                              $11,234.92
      8/31/1994               $11,189.46                              $11,273.85
      9/30/1994               $11,002.59                              $11,108.47
     10/31/1994               $10,714.01                              $10,911.23
     11/30/1994               $10,409.39                              $10,713.67
     12/31/1994               $10,692.14                              $10,949.52
      1/31/1995               $11,059.43                              $11,262.59
      2/28/1995               $11,402.18                              $11,590.14
      3/31/1995               $11,535.26                              $11,723.35
      4/30/1995               $11,501.25                              $11,737.19
      5/31/1995               $11,810.09                              $12,111.72
      6/30/1995               $11,633.92                              $12,005.86
      7/31/1995               $11,669.64                              $12,119.44
      8/31/1995               $11,820.38                              $12,273.24
      9/30/1995               $11,890.53                              $12,350.78
     10/31/1995               $12,127.38                              $12,530.33
     11/30/1995               $12,400.08                              $12,738.51
     12/31/1995               $12,542.17                              $12,860.77
      1/31/1996               $12,602.39                              $12,957.95
      2/29/1996               $12,420.11                              $12,870.43
      3/31/1996               $12,235.66                              $12,706.01
      4/30/1996               $12,186.56                              $12,669.97
      5/31/1996               $12,196.28                              $12,665.14
      6/30/1996               $12,334.10                              $12,803.18
      7/31/1996               $12,476.76                              $12,919.01
      8/31/1996               $12,401.37                              $12,916.12
      9/30/1996               $12,600.42                              $13,096.62
     10/31/1996               $12,733.62                              $13,244.63
     11/30/1996               $12,932.99                              $13,487.24
     12/31/1996               $12,857.46                              $13,430.29
      1/31/1997               $12,893.31                              $13,455.71
      2/28/1997               $13,010.90                              $13,579.27
      3/31/1997               $12,851.66                              $13,398.11
      4/30/1997               $12,924.49                              $13,510.41
      5/31/1997               $13,113.95                              $13,713.76
      6/30/1997               $13,242.92                              $13,859.84
      7/31/1997               $13,548.23                              $14,243.70
      8/31/1997               $13,444.53                              $14,110.17
      9/30/1997               $13,573.81                              $14,277.49
     10/31/1997               $13,663.11                              $14,369.51
     11/30/1997               $13,744.47                              $14,454.13
     12/31/1997               $13,922.57                              $14,664.89
      1/31/1998               $14,040.00                              $14,816.11
      2/28/1998               $14,069.11                              $14,820.62
      3/31/1998               $14,101.58                              $14,833.81
      4/30/1998               $14,005.97                              $14,766.88
      5/31/1998               $14,230.87                              $15,000.48
      6/30/1998               $14,270.29                              $15,059.69
      7/31/1998               $14,294.99                              $15,097.33
      8/31/1998               $14,514.25                              $15,330.61
      9/30/1998               $14,632.47                              $15,521.73
     10/31/1998               $14,587.14                              $15,521.41
     11/30/1998               $14,640.77                              $15,575.79
     12/31/1998               $14,634.41                              $15,615.05
      1/31/1999               $14,769.15                              $15,800.70
      2/28/1999               $14,671.43                              $15,731.84
      3/31/1999               $14,689.45                              $15,753.72
      4/30/1999               $14,714.22                              $15,792.66
      5/31/1999               $14,643.48                              $15,701.28
      6/30/1999               $14,189.94                              $15,475.40
      7/31/1999               $14,185.07                              $15,531.71
      8/31/1999               $13,987.20                              $15,407.19
      9/30/1999               $13,940.10                              $15,413.62
     10/31/1999               $13,665.82                              $15,246.63
     11/30/1999               $13,748.09                              $15,408.80
     12/31/1999               $13,571.91                              $15,293.93
      1/31/2000               $13,459.88                              $15,227.32
      2/29/2000               $13,654.09                              $15,404.29
      3/31/2000               $13,966.90                              $15,740.85
      4/30/2000               $13,865.82                              $15,647.87
      5/31/2000               $13,756.13                              $15,566.46
      6/30/2000               $14,105.08                              $15,978.96
      7/31/2000               $14,280.74                              $16,201.29
      8/31/2000               $14,451.82                              $16,451.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 10/2/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
  Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 2/14/94 at net asset value would have grown to $12,773 on August 31, 2000; $12,151 including the 4.75% sales charge.
  The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.35% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE TENNESSEE MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- Tennessee's economy has expanded moderately in 2000, fueled by new technology and auto jobs and a strong service sector. The pace of residential construction has cooled somewhat, but commercial activity remains quite strong. Tennessee's August 2000 jobless rate was 3.6%, down from 4.0% a year ago.

- Reflecting the growing allure of Tennessee for technology companies, Dell Computer announced that it would manufacture its Inspiron notebook PCs at the company's middle-Tennessee operation. Previously, the facility produced only desktops and service operations.

- Opry Mills, a 1.2 million-square feet entertainment and shopping mall located in Nashville, opened to rave reviews in May. When fully staffed, it is estimated that the facility will produce 3,500 new jobs.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 5.57% and 4.82%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on August 31, 2000 from $9.46 on August 31, 1999, and the reinvestment of $0.482 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.32 from $10.28, and the reinvestment of $0.434 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.48 per share for Class A and $10.32 per share for Class B, the Fund's distribution rates were 5.04% and 4.22%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.88% and 7.43%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.81% and 4.27%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.47% and 7.52%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDRs), at 22.9%, was the Portfolio's largest sector weighting at August 31, 2000. The Portfolio's bonds included a number of the nation's best-known companies, including automaker Saturn Corp., air freight leader Federal Express and chemicals giant E.I. duPont de Nemours.

- Housing bonds, at 10.4%, represented a measure of stability during a period of fluctuating interest rates. The Portfolio's holdings included projects from the Tennessee Housing Development Agency as well as local issues from Nashville and Knoxville.

- The Portfolio owned several bonds that financed new luggage facilities and gate expansions at Memphis-Shelby County Airport. Northwest Airlines' decision to increase flights to its Memphis hub is expected to inject an additional $350 million into the local economy.

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


AAA           41.1%
AA            22.3%
A             18.4%
BBB           12.9%
Non-Rated      5.3%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Tennessee income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            5.57%        4.82%
Five Years                          5.62         4.86
Life of Fund+                       4.38         5.30

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            0.57%       -0.18%
Five Years                          4.58         4.53
Life of Fund+                       3.62         5.30

+Inception date: Class A: 12/9/93; Class B: 8/25/92


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Tennessee Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

August 31, 1992 - August 31, 2000

Date            Eaton Vance Tennessee Municipals Fund Class B       Lehman Brothers Municipal Bond Index*
      8/31/1992               $10,000.00                              $10,000.00
      9/30/1992                $9,970.12                              $10,065.42
     10/31/1992                $9,708.95                               $9,966.33
     11/30/1992               $10,109.90                              $10,144.95
     12/31/1992               $10,276.34                              $10,248.52
      1/31/1993               $10,436.66                              $10,367.82
      2/28/1993               $10,864.58                              $10,742.69
      3/31/1993               $10,733.39                              $10,629.17
      4/30/1993               $10,905.67                              $10,736.28
      5/31/1993               $11,008.27                              $10,796.56
      6/30/1993               $11,241.73                              $10,977.10
      7/31/1993               $11,237.67                              $10,991.21
      8/31/1993               $11,519.59                              $11,220.18
      9/30/1993               $11,662.21                              $11,348.13
     10/31/1993               $11,656.66                              $11,369.93
     11/30/1993               $11,504.91                              $11,269.56
     12/31/1993               $11,766.81                              $11,507.50
      1/31/1994               $11,917.20                              $11,638.98
      2/28/1994               $11,550.64                              $11,337.54
      3/31/1994               $10,875.65                              $10,875.77
      4/30/1994               $10,903.77                              $10,968.12
      5/31/1994               $11,020.83                              $11,063.05
      6/30/1994               $10,913.66                              $10,998.59
      7/31/1994               $11,173.86                              $11,197.09
      8/31/1994               $11,203.10                              $11,235.89
      9/30/1994               $10,962.85                              $11,071.06
     10/31/1994               $10,632.59                              $10,874.49
     11/30/1994               $10,308.70                              $10,677.59
     12/31/1994               $10,637.20                              $10,912.65
      1/31/1995               $11,073.16                              $11,224.67
      2/28/1995               $11,484.80                              $11,551.12
      3/31/1995               $11,550.10                              $11,683.88
      4/30/1995               $11,518.50                              $11,697.67
      5/31/1995               $11,862.49                              $12,070.93
      6/30/1995               $11,642.07                              $11,965.43
      7/31/1995               $11,713.96                              $12,078.63
      8/31/1995               $11,888.61                              $12,231.91
      9/30/1995               $11,959.74                              $12,309.20
     10/31/1995               $12,196.73                              $12,488.13
     11/30/1995               $12,469.32                              $12,695.61
     12/31/1995               $12,647.73                              $12,817.47
      1/31/1996               $12,672.95                              $12,914.32
      2/29/1996               $12,516.90                              $12,827.09
      3/31/1996               $12,334.59                              $12,663.22
      4/30/1996               $12,311.22                              $12,627.31
      5/31/1996               $12,322.27                              $12,622.50
      6/30/1996               $12,434.87                              $12,760.07
      7/31/1996               $12,552.25                              $12,875.51
      8/31/1996               $12,501.67                              $12,872.63
      9/30/1996               $12,699.60                              $13,052.53
     10/31/1996               $12,819.54                              $13,200.04
     11/30/1996               $13,030.18                              $13,441.83
     12/31/1996               $12,979.82                              $13,385.07
      1/31/1997               $12,977.66                              $13,410.40
      2/28/1997               $13,094.36                              $13,533.54
      3/31/1997               $12,935.73                              $13,353.00
      4/30/1997               $13,057.63                              $13,464.92
      5/31/1997               $13,232.08                              $13,667.59
      6/30/1997               $13,358.96                              $13,813.17
      7/31/1997               $13,725.33                              $14,195.74
      8/31/1997               $13,620.97                              $14,062.66
      9/30/1997               $13,734.68                              $14,229.41
     10/31/1997               $13,808.63                              $14,321.13
     11/30/1997               $13,900.48                              $14,405.46
     12/31/1997               $14,075.69                              $14,615.51
      1/31/1998               $14,164.40                              $14,766.23
      2/28/1998               $14,178.10                              $14,770.72
      3/31/1998               $14,208.73                              $14,783.86
      4/30/1998               $14,125.24                              $14,717.16
      5/31/1998               $14,320.01                              $14,949.97
      6/30/1998               $14,330.70                              $15,008.98
      7/31/1998               $14,353.35                              $15,046.50
      8/31/1998               $14,555.32                              $15,278.99
      9/30/1998               $14,697.68                              $15,469.47
     10/31/1998               $14,652.98                              $15,469.15
     11/30/1998               $14,719.98                              $15,523.35
     12/31/1998               $14,727.57                              $15,562.47
      1/31/1999               $14,847.89                              $15,747.50
      2/28/1999               $14,805.16                              $15,678.87
      3/31/1999               $14,808.06                              $15,700.68
      4/30/1999               $14,858.72                              $15,739.48
      5/31/1999               $14,801.02                              $15,648.41
      6/30/1999               $14,585.71                              $15,423.29
      7/31/1999               $14,593.38                              $15,479.41
      8/31/1999               $14,381.97                              $15,355.31
      9/30/1999               $14,319.87                              $15,361.72
     10/31/1999               $14,131.25                              $15,195.29
     11/30/1999               $14,239.29                              $15,356.91
     12/31/1999               $14,091.48                              $15,242.43
      1/31/2000               $13,978.38                              $15,176.05
      2/29/2000               $14,182.82                              $15,352.42
      3/31/2000               $14,475.65                              $15,687.85
      4/30/2000               $14,402.24                              $15,595.18
      5/31/2000               $14,220.08                              $15,514.05
      6/30/2000               $14,634.87                              $15,925.15
      7/31/2000               $14,849.74                              $16,146.74
      8/31/2000               $15,074.87                              $16,396.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 8/25/92. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/9/93 at net asset value would have grown to $13,340 on August 31, 2000; $12,705, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.66% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE VIRGINIA MUNICIPALS FUND as of August 31, 2000

INVESTMENT UPDATE


[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- Virginia has produced impressive employment growth in 2000. Higher wages helped fuel strong consumer spending, contributing to a rise in purchases by Virginians of durable goods and housing. The Commonwealth's August, 2000 jobless rate was 2.5%, down from 2.8% a year ago.

- Northern Virginia remained a major source of employment, adding new jobs at a very healthy 4% annual rate. The area continued to witness momentum in technology, professional services, air transportation, construction and telecommunications.

- Virginia's construction sector has registered strong employment growth in 2000. Despite the prolonged rise in interest rates, single-family housing permits rose to an 11-year high in the first quarter alone.

THE FUND
--------------------------------------------------------------------------------
- During the year ended August 31, 2000, the Fund's Class A and Class B shares had total returns of 4.66% and 3.80%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.22 on August 31, 2000 from $9.30 on August 31, 1999, and the reinvestment of $0.489 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.20 from $10.29, and the reinvestment of $0.461 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2000 of $9.22 per share for Class A and $10.20 per share for Class B, the Fund's distribution rates were 5.26% and 4.52%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.24% and 7.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2000 were 4.79% and 4.29%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.41% and 7.54%, respectively (4).

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDRs), at 22.0%, were again the Portfolio's largest weighting at August 31, 2000. The Portfolio's IDR holdings have been diversified to include non-industrial companies, such as Anheuser-Busch Co., the nation's leading brewer.

- As the outlook for interest rates improved somewhat, the Portfolio reduced its exposure to escrowed bonds in favor of bonds management viewed as having more upside potential. The proceeds were generally directed at general obligations and water and sewer bonds.

- The Portfolio continued its efforts to upgrade call protection. Improving call protection may help the Portfolio participate more fully in the event of a bond market rally. The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.41% and 7.54%, respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------


AAA           51.1%
AA            11.9%
A             12.4%
BBB           14.2%
BB             4.1%
Non-Rated      6.3%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and/or alternative minimum tax and Virginia income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. (4) Taxable-equivalent rates assume maximum 43.07% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distributions and Portfolio holdings may not be representative of the Portfolio's current or future investments and are subject to change. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
as of August 31, 2000

PERFORMANCE(7)                    Class A      Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            4.66%        3.80%
Five Years                          5.13         4.42
Life of Fund                        4.06         5.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -0.28%       -1.16%
Five Years                          4.10         4.08
Life of Fund                        3.31         5.32

Inception date: Class A: 12/17/93; Class B: 7/26/91


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Virginia Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

July 31, 1991 - August 31, 2000

Date            Eaton Vance Virginia Municipals Fund Class B    Lehman Brothers Municipal Bond Index*
      7/31/1991               $10,000.00                              $10,000.00
      8/31/1991               $10,079.84                              $10,131.83
      9/30/1991               $10,261.87                              $10,263.66
     10/31/1991               $10,374.14                              $10,356.12
     11/30/1991               $10,368.91                              $10,385.02
     12/31/1991               $10,654.90                              $10,607.87
      1/31/1992               $10,606.46                              $10,632.07
      2/29/1992               $10,617.56                              $10,635.68
      3/31/1992               $10,563.74                              $10,639.29
      4/30/1992               $10,680.87                              $10,734.28
      5/31/1992               $10,830.47                              $10,860.69
      6/30/1992               $11,035.84                              $11,042.73
      7/31/1992               $11,439.51                              $11,373.93
      8/31/1992               $11,223.52                              $11,263.05
      9/30/1992               $11,201.81                              $11,336.73
     10/31/1992               $10,891.51                              $11,225.12
     11/30/1992               $11,284.94                              $11,426.30
     12/31/1992               $11,414.47                              $11,542.96
      1/31/1993               $11,538.52                              $11,677.32
      2/28/1993               $11,995.00                              $12,099.54
      3/31/1993               $11,836.81                              $11,971.68
      4/30/1993               $11,971.87                              $12,092.32
      5/31/1993               $12,009.34                              $12,160.22
      6/30/1993               $12,197.60                              $12,363.56
      7/31/1993               $12,185.66                              $12,379.46
      8/31/1993               $12,437.41                              $12,637.34
      9/30/1993               $12,582.44                              $12,781.45
     10/31/1993               $12,578.91                              $12,806.01
     11/30/1993               $12,428.37                              $12,692.96
     12/31/1993               $12,734.94                              $12,960.96
      1/31/1994               $12,874.44                              $13,109.04
      2/28/1994               $12,508.07                              $12,769.53
      3/31/1994               $11,905.22                              $12,249.43
      4/30/1994               $11,948.51                              $12,353.45
      5/31/1994               $11,992.66                              $12,460.36
      6/30/1994               $11,856.25                              $12,387.76
      7/31/1994               $12,040.70                              $12,611.33
      8/31/1994               $12,085.23                              $12,655.04
      9/30/1994               $11,913.95                              $12,469.39
     10/31/1994               $11,610.86                              $12,247.99
     11/30/1994               $11,290.50                              $12,026.22
     12/31/1994               $11,605.55                              $12,290.97
      1/31/1995               $12,010.76                              $12,642.40
      2/28/1995               $12,414.39                              $13,010.08
      3/31/1995               $12,546.08                              $13,159.61
      4/30/1995               $12,525.41                              $13,175.14
      5/31/1995               $12,918.16                              $13,595.55
      6/30/1995               $12,683.32                              $13,476.72
      7/31/1995               $12,723.23                              $13,604.22
      8/31/1995               $12,885.29                              $13,776.86
      9/30/1995               $12,973.93                              $13,863.91
     10/31/1995               $13,227.02                              $14,065.45
     11/30/1995               $13,505.47                              $14,299.13
     12/31/1995               $13,696.02                              $14,436.38
      1/31/1996               $13,748.66                              $14,545.45
      2/29/1996               $13,556.45                              $14,447.21
      3/31/1996               $13,336.11                              $14,262.65
      4/30/1996               $13,298.43                              $14,222.20
      5/31/1996               $13,323.24                              $14,216.78
      6/30/1996               $13,456.53                              $14,371.73
      7/31/1996               $13,555.73                              $14,501.75
      8/31/1996               $13,488.71                              $14,498.50
      9/30/1996               $13,713.23                              $14,701.12
     10/31/1996               $13,828.09                              $14,867.27
     11/30/1996               $14,066.31                              $15,139.60
     12/31/1996               $13,999.44                              $15,075.67
      1/31/1997               $13,957.12                              $15,104.20
      2/28/1997               $14,081.74                              $15,242.89
      3/31/1997               $13,885.66                              $15,039.55
      4/30/1997               $14,044.01                              $15,165.60
      5/31/1997               $14,245.00                              $15,393.87
      6/30/1997               $14,368.08                              $15,557.84
      7/31/1997               $14,760.34                              $15,988.73
      8/31/1997               $14,609.10                              $15,838.84
      9/30/1997               $14,746.10                              $16,026.66
     10/31/1997               $14,840.76                              $16,129.95
     11/30/1997               $14,926.99                              $16,224.94
     12/31/1997               $15,129.64                              $16,461.52
      1/31/1998               $15,254.20                              $16,631.27
      2/28/1998               $15,242.81                              $16,636.33
      3/31/1998               $15,291.28                              $16,651.14
      4/30/1998               $15,189.84                              $16,576.01
      5/31/1998               $15,442.31                              $16,838.23
      6/30/1998               $15,455.64                              $16,904.68
      7/31/1998               $15,467.42                              $16,946.94
      8/31/1998               $15,685.34                              $17,208.80
      9/30/1998               $15,810.56                              $17,423.34
     10/31/1998               $15,764.08                              $17,422.98
     11/30/1998               $15,837.14                              $17,484.02
     12/31/1998               $15,832.01                              $17,528.08
      1/31/1999               $15,976.55                              $17,736.48
      2/28/1999               $15,933.18                              $17,659.19
      3/31/1999               $15,895.13                              $17,683.75
      4/30/1999               $15,952.60                              $17,727.45
      5/31/1999               $15,849.86                              $17,624.88
      6/30/1999               $15,637.38                              $17,371.33
      7/31/1999               $15,633.86                              $17,434.54
      8/31/1999               $15,411.01                              $17,294.76
      9/30/1999               $15,332.75                              $17,301.98
     10/31/1999               $15,043.63                              $17,114.53
     11/30/1999               $15,162.55                              $17,296.57
     12/31/1999               $14,946.70                              $17,167.62
      1/31/2000               $14,798.69                              $17,092.86
      2/29/2000               $15,051.42                              $17,291.51
      3/31/2000               $15,430.02                              $17,669.30
      4/30/2000               $15,324.10                              $17,564.92
      5/31/2000               $15,162.76                              $17,473.54
      6/30/2000               $15,564.68                              $17,936.58
      7/31/2000               $15,767.56                              $18,186.15
      8/31/2000               $15,996.76                              $18,466.00


* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/26/91. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in NAV with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/17/93 at net asset value would have grown to $13,064 on August 31, 2000; $12,442, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.13% of the total dividends paid by the Fund from net investment income during the year ended August 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $65,914,858    $41,295,515   $62,788,116    $80,960,351
   Unrealized appreciation                    738,502        937,688       278,791        747,448
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $66,653,360    $42,233,203   $63,066,907    $81,707,799
--------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $     3,224    $        --   $       821    $    37,359
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $66,656,584    $42,233,203   $63,067,728    $81,745,158
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $   376,956    $    20,556   $    33,116    $    94,975
Dividends payable                             132,782         88,678       139,178        158,029
Accrued expenses                               45,312         27,276        36,399         44,737
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   555,050    $   136,510   $   208,693    $   297,741
--------------------------------------------------------------------------------------------------
NET ASSETS                                $66,101,534    $42,096,693   $62,859,035    $81,447,417
--------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------
Paid-in capital                           $67,207,277    $43,159,236   $68,379,119    $82,912,597
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,711,463)    (1,930,720)   (5,659,697)    (2,054,599)
Accumulated distributions in excess of
   net investment income                     (132,782)       (69,511)     (139,178)      (158,029)
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                        738,502        937,688       278,791        747,448
--------------------------------------------------------------------------------------------------
TOTAL                                     $66,101,534    $42,096,693   $62,859,035    $81,447,417
--------------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                                $ 6,197,690    $ 4,756,820   $ 7,613,864    $ 5,857,730
SHARES OUTSTANDING                            658,845        499,806       844,499        639,765
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.41    $      9.52   $      9.02    $      9.16
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.88    $      9.99   $      9.47    $      9.62
--------------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                                $59,903,844    $37,339,873   $55,245,171    $75,589,687
SHARES OUTSTANDING                          5,789,379      3,655,736     5,735,777      7,658,492
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.35    $     10.21   $      9.63    $      9.87
--------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $28,322,709     $85,179,861    $57,941,938      $105,386,236
   Unrealized appreciation
      (depreciation)                           118,306      (3,504,022)       984,617         5,106,867
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $28,441,015     $81,675,839    $58,926,555      $110,493,103
-----------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $        --     $    50,735    $        --      $      5,027
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $28,441,015     $81,726,574    $58,926,555      $110,498,130
-----------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $    36,344     $    69,507    $   114,906      $    281,323
Dividends payable                               52,319         140,002        115,539           232,926
Accrued expenses                                 8,007          45,370         32,839            44,060
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $    96,670     $   254,879    $   263,284      $    558,309
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $28,344,345     $81,471,695    $58,663,271      $109,939,821
-----------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------
Paid-in capital                            $30,793,146     $85,163,930    $58,090,484      $113,854,334
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (2,514,788)        (48,211)      (620,229)       (8,789,648)
Accumulated undistributed (distributions
   in excess of) net investment income         (52,319)       (140,002)       208,399          (231,732)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis
   of identified cost)                         118,306      (3,504,022)       984,617         5,106,867
-----------------------------------------------------------------------------------------------------------
TOTAL                                      $28,344,345     $81,471,695    $58,663,271      $109,939,821
-----------------------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 4,565,800     $ 3,199,649    $ 4,132,380      $ 12,695,838
SHARES OUTSTANDING                             494,112         349,129        432,913         1,370,509
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.24     $      9.16    $      9.55      $       9.26
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      9.70     $      9.62    $     10.03      $       9.72
-----------------------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $23,778,545     $78,272,046    $54,530,891      $ 97,243,983
SHARES OUTSTANDING                           2,433,447       7,826,734      5,167,335         9,755,383
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.77     $     10.00    $     10.55      $       9.97
-----------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $82,058,361      $34,850,890       $43,776,951    $113,980,426
   Unrealized appreciation                  1,654,047          218,819         1,238,202       1,795,609
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $83,712,408      $35,069,709       $45,015,153    $115,776,035
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    32,603      $    36,378       $    20,970    $     57,388
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $83,745,011      $35,106,087       $45,036,123    $115,833,423
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $   324,768      $     1,052       $     1,436    $    247,809
Dividends payable                             165,256           72,017            82,024         227,520
Payable to affiliate for Trustees' fees            --               70                --             140
Accrued expenses                               39,387           27,690            23,361          63,352
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   529,411      $   100,829       $   106,821    $    538,821
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $83,215,600      $35,005,258       $44,929,302    $115,294,602
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                           $84,868,017      $38,281,232       $45,260,117    $117,710,754
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,282,213)      (3,511,430)       (1,588,705)     (3,984,241)
Accumulated undistributed (distributions
   in excess of) net investment income        (24,251)          16,637            19,688        (227,520)
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                      1,654,047          218,819         1,238,202       1,795,609
---------------------------------------------------------------------------------------------------------
TOTAL                                     $83,215,600      $35,005,258       $44,929,302    $115,294,602
---------------------------------------------------------------------------------------------------------

Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 3,459,257      $ 1,553,183       $ 3,557,088    $  3,632,360
SHARES OUTSTANDING                            368,989          168,807           375,237         394,120
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.37      $      9.20       $      9.48    $       9.22
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.84      $      9.66       $      9.95    $       9.68
---------------------------------------------------------------------------------------------------------

Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $79,756,343      $33,452,075       $41,372,214    $111,662,242
SHARES OUTSTANDING                          7,780,449        3,428,420         4,009,778      10,950,698
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.25      $      9.76       $     10.32    $      10.20
---------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $4,333,898    $2,750,197     $3,913,675    $ 5,395,780
Expenses allocated from Portfolio            (346,468)     (203,582)      (300,159)      (430,259)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $3,987,430    $2,546,615     $3,613,516    $ 4,965,521
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $    2,206    $      216     $    2,206    $     2,211
Distribution and service fees
   Class A                                      8,994         8,557          5,690          6,022
   Class B                                    619,612       377,919        538,048        778,272
Legal and accounting services                  25,488        23,014         24,013         25,189
Printing and postage                            8,454         5,724          8,546         10,485
Custodian fee                                  10,893         7,407          7,768         11,846
Transfer and dividend disbursing agent
   fees                                        60,488        33,637         50,089         66,162
Registration fees                               2,927         4,314          2,304          2,415
Miscellaneous                                  11,121        10,032         11,524         11,894
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $  750,183    $  470,820     $  650,188    $   914,496
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $3,237,247    $2,075,795     $2,963,328    $ 4,051,025
--------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $ (299,131)   $ (328,997)    $ (243,029)   $  (116,631)
   Financial futures contracts                (12,185)        2,054        (29,176)       (16,122)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                          $ (311,316)   $ (326,943)    $ (272,205)   $  (132,753)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $ (243,545)   $  178,231     $  185,594    $(2,302,504)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $ (243,545)   $  178,231     $  185,594    $(2,302,504)
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $ (554,861)   $ (148,712)    $  (86,611)   $(2,435,257)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $2,682,386    $1,927,083     $2,876,717    $ 1,615,768
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $1,772,277     $ 4,864,328    $ 3,828,721       $7,123,119
Expenses allocated from Portfolio             (103,330)       (417,078)      (293,135)        (562,277)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $1,668,947     $ 4,447,250    $ 3,535,586       $6,560,842
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $      221     $     2,211    $     2,221       $    4,412
Distribution and service fees
   Class A                                       6,381           1,997          5,077           25,327
   Class B                                     239,668         766,685        531,755          946,885
Legal and accounting services                   13,925          25,189         24,111           26,113
Printing and postage                             3,272          10,868          7,903           10,934
Custodian fee                                    4,941          11,668          9,738            8,434
Transfer and dividend disbursing agent
   fees                                         28,028          68,604         55,749           86,482
Registration fees                                2,050           4,473          3,907            1,500
Miscellaneous                                    7,829          12,929         11,528           14,609
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  306,315     $   904,624    $   651,989       $1,124,696
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $1,362,632     $ 3,542,626    $ 2,883,597       $5,436,146
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ (387,649)    $   154,893    $   286,889       $  (50,337)
   Financial futures contracts                 (63,431)         (8,578)       (25,529)        (149,516)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $ (451,080)    $   146,315    $   261,360       $ (199,853)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $  289,800     $(1,178,574)   $(1,256,379)      $ (218,796)
   Financial futures contracts                  (2,045)             --             --           (5,338)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $  287,755     $(1,178,574)   $(1,256,379)      $ (224,134)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $ (163,325)    $(1,032,259)   $  (995,019)      $ (423,987)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $1,199,307     $ 2,510,367    $ 1,888,578       $5,012,159
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $5,242,947       $2,346,527         $2,759,987     $ 7,569,091
Expenses allocated from Portfolio           (427,998)        (159,605)          (194,394)       (650,041)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $4,814,949       $2,186,922         $2,565,593     $ 6,919,050
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $    2,211       $      286         $      221     $     4,563
Distribution and service fees
   Class A                                     2,042              563              6,407           4,664
   Class B                                   764,013          339,565            394,412       1,096,460
Legal and accounting services                 23,639           23,014             22,941          26,143
Printing and postage                          11,524            5,751              5,826          16,726
Custodian fee                                 12,679            6,151              7,780          16,219
Transfer and dividend disbursing agent
   fees                                       71,538           33,355             37,532          95,743
Registration fees                                910            2,309              2,400           1,530
Miscellaneous                                 14,535            9,569              9,970          15,953
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  903,091       $  420,563         $  487,489     $ 1,278,001
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $3,911,858       $1,766,359         $2,078,104     $ 5,641,049
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (181,612)      $   20,515         $   22,996     $   970,975
   Financial futures contracts                    --          (25,568)           (20,058)       (261,449)
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ (181,612)      $   (5,053)        $    2,938     $   709,526
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (192,845)      $ (728,586)        $  (60,446)    $(2,382,962)
   Financial futures contracts                    --               --                 --          (9,543)
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (192,845)      $ (728,586)        $  (60,446)    $(2,392,505)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (374,457)      $ (733,639)        $  (57,508)    $(1,682,979)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,537,401       $1,032,720         $2,020,596     $ 3,958,070
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 3,237,247   $  2,075,795   $  2,963,328  $  4,051,025
   Net realized loss                         (311,316)      (326,943)      (272,205)     (132,753)
   Net change in unrealized appreciation
      (depreciation)                         (243,545)       178,231        185,594    (2,302,504)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,682,386   $  1,927,083   $  2,876,717  $  1,615,768
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (316,264)  $   (223,468)  $   (232,992) $   (221,694)
      Class B                              (2,921,438)    (1,820,762)    (2,730,336)   (3,829,331)
   In excess of net investment income
      Class A                                  (2,985)        (4,383)        (5,524)       (9,986)
      Class B                                 (17,510)            --        (25,804)      (33,304)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(3,258,197)  $ (2,048,613)  $ (2,994,656) $ (4,094,315)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 1,195,188   $  1,507,991   $  5,242,351  $  4,892,432
      Class B                               4,590,933      1,330,010      3,204,044     1,450,538
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 122,290         45,056         44,771       175,726
      Class B                               1,256,975        926,691      1,113,247     1,831,682
   Cost of shares redeemed
      Class A                              (1,294,940)      (989,038)      (369,573)     (639,852)
      Class B                             (20,866,687)   (10,846,354)   (17,244,279)  (21,176,181)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(14,996,241) $ (8,025,644)  $ (8,009,439) $(13,465,655)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(15,572,052) $ (8,147,174)  $ (8,127,378) $(15,944,202)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                      $81,673,586   $ 50,243,867   $ 70,986,413  $ 97,391,619
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $66,101,534   $ 42,096,693   $ 62,859,035  $ 81,447,417
--------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  (132,782)  $    (69,511)  $   (139,178) $   (158,029)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,362,632    $  3,542,626   $  2,883,597      $  5,436,146
   Net realized gain (loss)                   (451,080)        146,315        261,360          (199,853)
   Net change in unrealized appreciation
      (depreciation)                           287,755      (1,178,574)    (1,256,379)         (224,134)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 1,199,307    $  2,510,367   $  1,888,578      $  5,012,159
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (234,515)   $   (168,028)  $   (214,194)     $   (680,982)
      Class B                               (1,125,679)     (3,374,598)    (2,565,772)       (4,732,391)
   In excess of net investment income
      Class A                                       --          (2,175)            --              (369)
      Class B                                       --        (115,975)            --                --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(1,360,194)   $ (3,660,776)  $ (2,779,966)     $ (5,413,742)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 2,310,544    $  1,505,834   $  1,502,498      $  1,603,272
      Class B                                1,542,144       3,652,386      1,553,774         2,666,881
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  158,732         105,835        111,817           187,292
      Class B                                  361,994       1,607,344      1,226,533         2,166,173
   Cost of shares redeemed
      Class A                               (2,004,636)     (1,917,029)    (2,105,315)       (1,782,858)
      Class B                               (6,507,542)    (17,226,486)   (10,896,393)      (23,305,945)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(4,138,764)   $(12,272,116)  $ (8,607,086)     $(18,465,185)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(4,299,651)   $(13,422,525)  $ (9,498,474)     $(18,866,768)
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of year                       $32,643,996    $ 94,894,220   $ 68,161,745      $128,806,589
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $28,344,345    $ 81,471,695   $ 58,663,271      $109,939,821
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (52,319)   $   (140,002)  $    208,399      $   (231,732)
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  3,911,858     $  1,766,359       $ 2,078,104    $  5,641,049
   Net realized gain (loss)                   (181,612)          (5,053)            2,938         709,526
   Net change in unrealized appreciation
      (depreciation)                          (192,845)        (728,586)          (60,446)     (2,392,505)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,537,401     $  1,032,720       $ 2,020,596    $  3,958,070
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (144,764)    $    (81,558)      $  (172,091)   $   (193,548)
      Class B                               (3,755,266)      (1,711,959)       (1,835,749)     (5,447,501)
   In excess of net investment income
      Class A                                       --               --                --          (3,080)
      Class B                                       --               --                --         (79,649)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (3,900,030)    $ (1,793,517)      $(2,007,840)   $ (5,723,778)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  1,219,648     $    564,080       $ 1,350,945    $  2,415,547
      Class B                                6,073,341        1,911,357         2,189,616       4,744,989
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   48,171           29,848           105,691         123,210
      Class B                                1,984,260          692,651           855,090       2,606,111
   Cost of shares redeemed
      Class A                                 (485,772)        (763,682)         (793,867)     (2,403,188)
      Class B                              (19,214,519)     (11,025,236)       (8,050,349)    (27,476,994)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(10,374,871)    $ (8,590,982)      $(4,342,874)   $(19,990,325)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(10,737,500)    $ (9,351,779)      $(4,330,118)   $(21,756,033)
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of year                      $ 93,953,100     $ 44,357,037       $49,259,420    $137,050,635
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 83,215,600     $ 35,005,258       $44,929,302    $115,294,602
----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $    (24,251)    $     16,637       $    19,688    $   (227,520)
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 3,716,975    $ 2,273,316   $  3,426,894  $  4,643,930
   Net realized gain                        1,822,633        765,766      1,152,983       987,147
   Net change in unrealized appreciation
      (depreciation)                       (7,171,552)    (3,759,621)    (7,104,170)   (6,310,408)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,631,944)   $  (720,539)  $ (2,524,293) $   (679,331)
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (273,893)   $  (134,735)  $   (120,402) $    (66,923)
      Class B                              (3,448,983)    (2,138,581)    (3,306,492)   (4,577,007)
   In excess of net investment income
      Class A                                      --         (1,553)        (2,744)       (1,279)
      Class B                                (103,265)       (24,429)       (69,736)      (73,211)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(3,826,141)   $(2,299,298)  $ (3,499,374) $ (4,718,420)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 1,728,724    $ 3,455,084   $  1,076,371  $    303,922
      Class B                               5,603,743      2,226,973      4,887,411     5,902,302
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 138,087         38,595         65,272        52,077
      Class B                               1,798,421      1,107,738      1,475,296     2,414,303
   Cost of shares redeemed
      Class A                                (433,969)      (391,394)      (425,348)     (201,869)
      Class B                             (16,164,402)    (9,115,134)   (16,942,132)  (17,998,919)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(7,329,396)   $(2,678,138)  $ (9,863,130) $ (9,528,184)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(12,787,481)  $(5,697,975)  $(15,886,797) $(14,925,935)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                      $94,461,067    $55,941,842   $ 86,873,210  $112,317,554
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $81,673,586    $50,243,867   $ 70,986,413  $ 97,391,619
--------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  (114,167)   $   (96,693)  $   (134,945) $   (183,193)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,489,224    $  4,102,202    $ 3,108,763      $  6,137,956
   Net realized gain (loss)                   (132,083)      1,057,195        531,101         1,052,274
   Net change in unrealized appreciation
      (depreciation)                        (2,534,220)     (9,405,694)    (5,290,347)      (10,001,534)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(1,177,079)   $ (4,246,297)   $(1,650,483)     $ (2,811,304)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (226,135)   $   (109,175)   $  (188,860)     $   (659,797)
      Class B                               (1,263,089)     (3,993,027)    (2,883,597)       (5,478,159)
   In excess of net investment income
      Class A                                   (6,814)         (6,852)            --            (5,970)
      Class B                                  (59,171)       (236,051)            --          (100,614)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(1,555,209)   $ (4,345,105)   $(3,072,457)     $ (6,244,540)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 1,106,212    $  3,289,092    $ 3,030,569      $  1,198,422
      Class B                                3,037,552       8,242,955      4,126,558         5,852,796
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   80,885          60,937        120,445           196,774
      Class B                                  592,446       2,104,432      1,442,178         2,704,594
   Cost of shares redeemed
      Class A                               (1,633,134)     (1,146,216)      (847,082)         (798,040)
      Class B                               (4,229,343)    (13,997,652)    (9,239,481)      (23,584,395)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(1,045,382)   $ (1,446,452)   $(1,366,813)     $(14,429,849)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(3,777,670)   $(10,037,854)   $(6,089,753)     $(23,485,693)
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of year                       $36,421,666    $104,932,074    $74,251,498      $152,292,282
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $32,643,996    $ 94,894,220    $68,161,745      $128,806,589
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (62,407)   $   (176,261)   $   104,768      $   (254,136)
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,193,694      $ 2,132,390       $ 2,231,602    $  6,177,245
   Net realized gain (loss)                  1,043,805         (175,546)          111,739       1,479,464
   Net change in unrealized appreciation
      (depreciation)                        (6,028,924)      (3,664,757)       (2,876,878)     (9,945,786)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (791,425)     $(1,707,913)      $  (533,537)   $ (2,289,077)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (75,205)     $   (88,628)      $  (188,489)   $   (135,278)
      Class B                               (4,117,449)      (2,043,137)       (2,025,466)     (6,041,967)
   In excess of net investment income
      Class A                                       --               --                --            (521)
      Class B                                  (28,994)              --                --        (130,541)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,221,648)     $(2,131,765)      $(2,213,955)   $ (6,308,307)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  2,074,921      $ 1,093,370       $   870,700    $  2,275,635
      Class B                                8,483,806        5,463,697         4,407,750       9,796,312
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   47,100           48,765           129,366          76,553
      Class B                                2,313,890          877,041         1,019,918       3,097,056
   Cost of shares redeemed
      Class A                                 (273,367)        (554,261)       (1,325,138)       (753,738)
      Class B                              (17,165,026)      (8,609,880)       (6,597,919)    (19,862,551)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (4,518,676)     $(1,681,268)      $(1,495,323)   $ (5,370,733)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (9,531,749)     $(5,520,946)      $(4,242,815)   $(13,968,117)
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of year                      $103,484,849      $49,877,983       $53,502,235    $151,018,752
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 93,953,100      $44,357,037       $49,259,420    $137,050,635
----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $    (36,079)     $    43,795       $   (50,576)   $   (256,049)
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        ALABAMA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)       1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.430      $10.040      $ 9.860
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.481      $ 0.481      $ 0.493
Net realized and unrealized
   gain (loss)                      (0.015)      (0.599)       0.181
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.466      $(0.118)     $ 0.674
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.481)     $(0.492)     $(0.494)
In excess of net investment
   income                           (0.005)          --           --
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.486)     $(0.492)     $(0.494)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.410      $ 9.430      $10.040
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.22%       (1.29)%       6.98%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 6,198      $ 6,198      $ 5,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.81%        0.77%        0.78%
   Expenses after custodian
      fee reduction(3)                0.80%        0.76%        0.76%
   Net investment income              5.26%        4.87%        4.93%
Portfolio Turnover of the
   Portfolio                             8%          23%          23%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     ALABAMA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)       1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.370      $11.040      $10.850      $10.460     $ 10.440
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.449      $ 0.447      $ 0.455      $ 0.469     $  0.470
Net realized and unrealized
   gain (loss)                      (0.017)      (0.657)       0.200        0.386        0.030
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.432      $(0.210)     $ 0.655      $ 0.855     $  0.500
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.449)     $(0.447)     $(0.464)     $(0.465)    $ (0.480)
In excess of net investment
   income                           (0.003)      (0.013)      (0.001)          --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.452)     $(0.460)     $(0.465)     $(0.465)    $ (0.480)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.350      $10.370      $11.040      $10.850     $ 10.460
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.38%       (2.02)%       6.17%        8.33%        4.85%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $59,904      $75,475      $89,321      $96,154     $101,692
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.62%        1.54%        1.57%        1.60%        1.57%
   Expenses after custodian
      fee reduction(3)                1.61%        1.53%        1.55%        1.59%        1.52%
   Net investment income              4.48%        4.11%        4.15%        4.39%        4.44%
Portfolio Turnover of the
   Portfolio                             8%          23%          23%          23%          52%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       ARKANSAS FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)      1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.510      $10.070      $ 9.810
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.489      $ 0.497      $ 0.492
Net realized and unrealized
   gain (loss)                       0.020       (0.555)       0.272
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.509      $(0.058)     $ 0.764
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.489)     $(0.497)     $(0.492)
In excess of net investment
   income                           (0.010)      (0.005)      (0.012)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.499)     $(0.502)     $(0.504)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.520      $ 9.510      $10.070
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.62%       (0.67)%       7.95%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 4,757      $ 4,167      $ 1,286
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.84%        0.71%        0.73%
   Expenses after custodian
      fee reduction(3)                0.83%        0.69%        0.72%
   Net investment income              5.25%        4.94%        4.93%
Portfolio Turnover of the
   Portfolio                            14%          24%          13%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    ARKANSAS FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.190      $10.800      $10.510      $10.190      $10.250
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.454      $ 0.443      $ 0.442      $ 0.445      $ 0.450
Net realized and unrealized
   gain (loss)                       0.011       (0.605)       0.298        0.324       (0.038)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.465      $(0.162)     $ 0.740      $ 0.769      $ 0.412
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.445)     $(0.443)     $(0.442)     $(0.445)     $(0.471)
In excess of net investment
   income                               --       (0.005)      (0.008)      (0.004)      (0.001)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.445)     $(0.448)     $(0.450)     $(0.449)     $(0.472)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.210      $10.190      $10.800      $10.510      $10.190
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.75%       (1.60)%       7.19%        7.70%        4.05%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $37,340      $46,077      $54,655      $61,322      $72,868
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.58%        1.56%        1.53%        1.60%        1.56%
   Expenses after custodian
      fee reduction(3)                1.57%        1.54%        1.52%        1.59%        1.54%
   Net investment income              4.56%        4.17%        4.14%        4.31%        4.34%
Portfolio Turnover of the
   Portfolio                            14%          24%          13%          17%          11%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        GEORGIA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000        1999(1)       1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 8.990      $ 9.730      $ 9.500
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.479      $ 0.476      $ 0.476
Net realized and unrealized
   gain (loss)                       0.031       (0.730)       0.245
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.510      $(0.254)     $ 0.721
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.469)     $(0.476)     $(0.484)
In excess of net investment
   income                           (0.011)      (0.010)      (0.007)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.480)     $(0.486)     $(0.491)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.020      $ 8.990      $ 9.730
---------------------------------------------------------------------

TOTAL RETURN(2)                       6.00%       (2.78)%       7.75%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 7,614      $ 2,554      $ 2,043
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.79%        0.80%        0.83%
   Expenses after custodian
      fee reduction(3)                0.77%        0.76%        0.82%
   Net investment income              5.29%        4.97%        4.92%
Portfolio Turnover of the
   Portfolio                            13%          38%          19%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     GEORGIA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000        1999(1)       1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.600      $10.380      $10.140      $ 9.810     $  9.790
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.426      $ 0.433      $ 0.434      $ 0.449     $  0.451
Net realized and unrealized
   gain (loss)                       0.039       (0.771)       0.261        0.336        0.024
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.465      $(0.338)     $ 0.695      $ 0.785     $  0.475
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.431)     $(0.433)     $(0.437)     $(0.455)    $ (0.455)
In excess of net investment
   income                           (0.004)      (0.009)      (0.018)          --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.435)     $(0.442)     $(0.455)     $(0.455)    $ (0.455)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.630      $ 9.600      $10.380      $10.140     $  9.810
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       5.09%       (3.44)%       7.00%        8.16%        4.91%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $55,245      $68,432      $84,830      $93,128     $106,992
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.58%        1.55%        1.56%        1.59%        1.58%
   Expenses after custodian
      fee reduction(3)                1.56%        1.51%        1.55%        1.57%        1.52%
   Net investment income              4.64%        4.24%        4.22%        4.48%        4.55%
Portfolio Turnover of the
   Portfolio                            13%          38%          19%          13%          21%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       KENTUCKY FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000        1999(1)      1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.410      $ 9.910      $ 9.680
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.498      $ 0.493      $ 0.497
Net realized and unrealized
   gain (loss)                      (0.246)      (0.491)       0.235
---------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 0.252      $ 0.002      $ 0.732
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.480)     $(0.493)     $(0.497)
In excess of net investment
   income                           (0.022)      (0.009)      (0.005)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.502)     $(0.502)     $(0.502)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.160      $ 9.410      $ 9.910
---------------------------------------------------------------------

TOTAL RETURN(2)                       2.87%       (0.05)%       7.72%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 5,858      $ 1,387      $ 1,303
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.82%        0.83%        0.83%
   Expenses after custodian
      fee reduction(3)                0.80%        0.81%        0.82%
   Net investment income              5.40%        5.03%        5.05%
Portfolio Turnover of the
   Portfolio                            11%          11%          15%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    KENTUCKY FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000        1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.120      $10.660     $ 10.410     $  9.970     $  9.990
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.451      $ 0.453     $  0.456     $  0.456     $  0.450
Net realized and unrealized
   gain (loss)                      (0.241)      (0.533)       0.254        0.435       (0.009)(2)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.210      $(0.080)    $  0.710     $  0.891     $  0.441
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.456)     $(0.453)    $ (0.456)    $ (0.451)    $ (0.450)
In excess of net investment
   income                           (0.004)      (0.007)      (0.004)          --       (0.011)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.460)     $(0.460)    $ (0.460)    $ (0.451)    $ (0.461)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.870      $10.120     $ 10.660     $ 10.410     $  9.970
-----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                       2.21%       (0.84)%       6.97%        9.12%        4.45%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $75,590      $96,005     $111,015     $121,376     $131,357
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        1.62%        1.56%        1.57%        1.60%        1.57%
   Expenses after custodian
      fee reduction(4)                1.60%        1.54%        1.56%        1.57%        1.54%
   Net investment income              4.67%        4.30%        4.32%        4.50%        4.45%
Portfolio Turnover of the
   Portfolio                            11%          11%          15%          28%          28%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       LOUISIANA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)       1999         1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.240      $ 9.990      $ 9.750
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.472      $ 0.486      $ 0.480
Net realized and unrealized
   gain (loss)                       0.001       (0.735)       0.294
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.473      $(0.249)     $ 0.774
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.473)     $(0.486)     $(0.515)
In excess of net investment
   income                               --       (0.015)      (0.019)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.473)     $(0.501)     $(0.534)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.240      $ 9.240      $ 9.990
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.43%       (2.73)%       8.13%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 4,566      $ 4,102      $ 4,886
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.73%        0.63%        0.71%
   Expenses after custodian
      fee reduction(3)                0.69%        0.60%        0.66%
   Net investment income              5.28%        4.93%        4.79%
Portfolio Turnover of the
   Portfolio                            14%          20%          43%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    LOUISIANA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)       1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.760      $10.570      $10.310      $ 9.960      $ 9.980
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.424      $ 0.429      $ 0.436      $ 0.482      $ 0.486
Net realized and unrealized
   gain (loss)                       0.008       (0.790)       0.306        0.350       (0.016)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.432      $(0.361)     $ 0.742      $ 0.832      $ 0.470
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.422)     $(0.429)     $(0.446)     $(0.482)     $(0.490)
In excess of net investment
   income                               --       (0.020)      (0.036)          --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.422)     $(0.449)     $(0.482)     $(0.482)     $(0.490)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.770      $ 9.760      $10.570      $10.310      $ 9.960
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.66%       (3.63)%       7.37%        8.52%        4.77%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $23,779      $28,542      $31,536      $31,996      $32,994
Ratios (As a percentage of
   average daily net assets):
   Net Expenses(3)                    1.55%        1.47%        1.49%        1.54%        1.41%
   Net Expenses after
      custodian fee
      reduction(3)                    1.51%        1.44%        1.44%        1.52%        1.34%
   Net investment income              4.49%        4.08%        4.18%        4.74%        4.82%
Portfolio Turnover of the
   Portfolio                            14%          20%          43%          27%          99%
-----------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or
   Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                            1.53%
   Expenses after custodian
      fee reduction(3)                                                                    1.45%
   Net investment income                                                                  4.70%
Net investment income per
   share                                                                               $ 0.474
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       MARYLAND FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)      1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.230      $10.050      $ 9.810
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.445      $ 0.451      $ 0.476
Net realized and unrealized
   gain (loss)                      (0.065)      (0.785)       0.262
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.380      $(0.334)     $ 0.738
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.444)     $(0.457)     $(0.476)
In excess of net investment
   income                           (0.006)      (0.029)      (0.022)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.450)     $(0.486)     $(0.498)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.160      $ 9.230      $10.050
---------------------------------------------------------------------

TOTAL RETURN(2)                       4.35%       (3.47)%       7.68%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 3,200      $ 3,574      $ 1,625
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.73%        0.81%        0.82%
   Expenses after custodian
      fee reduction(3)                0.71%        0.78%        0.78%
   Net investment income              4.98%        4.65%        4.76%
Portfolio Turnover of the
   Portfolio                             9%          31%          30%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    MARYLAND FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.080      $10.980     $ 10.710     $ 10.300     $ 10.230
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.401      $ 0.425     $  0.441     $  0.453     $  0.464
Net realized and unrealized
   gain (loss)                      (0.067)      (0.874)       0.291        0.419        0.086
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.334      $(0.449)    $  0.732     $  0.872     $  0.550
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.400)     $(0.425)    $ (0.447)    $ (0.462)    $ (0.480)
In excess of net investment
   income                           (0.014)      (0.026)      (0.015)          --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.414)     $(0.451)    $ (0.462)    $ (0.462)    $ (0.480)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.000      $10.080     $ 10.980     $ 10.710     $ 10.300
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       3.50%       (4.25)%       6.98%        8.64%        5.44%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $78,272      $91,321     $103,307     $105,671     $109,243
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.58%        1.56%        1.57%        1.57%
   Expenses after custodian
      fee reduction(3)                1.58%        1.55%        1.52%        1.54%        1.55%
   Net investment income              4.11%        3.98%        4.05%        4.30%        4.46%
Portfolio Turnover of the
   Portfolio                             9%          31%          30%          30%          33%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       MISSOURI FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000         1999         1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.630      $10.270      $ 9.930
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.520      $ 0.495      $ 0.503
Net realized and unrealized
   gain (loss)                      (0.103)      (0.638)       0.334
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.417      $(0.143)     $ 0.837
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.497)     $(0.497)     $(0.497)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.497)     $(0.497)     $(0.497)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.550      $ 9.630      $10.270
---------------------------------------------------------------------

TOTAL RETURN(1)                       4.60%       (1.52)%       8.61%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 4,132      $ 4,692      $ 2,665
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        0.81%        0.72%        0.79%
   Expenses after custodian
      fee reduction(2)                0.80%        0.70%        0.77%
   Net investment income              5.54%        5.10%        5.00%
Portfolio Turnover of the
   Portfolio                             8%          21%          11%
---------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    MISSOURI FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.650      $11.380      $11.010      $10.510      $10.510
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.486      $ 0.471      $ 0.477      $ 0.478      $ 0.476
Net realized and unrealized
   gain (loss)                      (0.121)      (0.736)       0.364        0.493        0.003
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.365      $(0.265)     $ 0.841      $ 0.971      $ 0.479
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.465)     $(0.465)     $(0.471)     $(0.471)     $(0.476)
In excess of net investment
   income                               --           --           --           --       (0.003)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.465)     $(0.465)     $(0.471)     $(0.471)     $(0.479)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.550      $10.650      $11.380      $11.010      $10.510
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       3.62%       (2.46)%       7.81%        9.42%        4.60%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $54,531      $63,470      $71,586      $77,479      $82,385
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.62%        1.56%        1.56%        1.57%        1.56%
   Expenses after custodian
      fee reduction(2)                1.61%        1.54%        1.54%        1.56%        1.54%
   Net investment income              4.69%        4.19%        4.25%        4.44%        4.47%
Portfolio Turnover of the
   Portfolio                             8%          21%          11%           5%          36%
-----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    NORTH CAROLINA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)      1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.260      $ 9.880      $ 9.610
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.481      $ 0.483      $ 0.490
Net realized and unrealized
   gain (loss)                       0.003       (0.616)       0.282
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.484      $(0.133)     $ 0.772
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.483)     $(0.483)     $(0.490)
In excess of net investment
   income                           (0.001)      (0.004)      (0.012)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.484)     $(0.487)     $(0.502)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.260      $ 9.260      $ 9.880
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.51%       (1.46)%       8.22%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $12,696      $12,697      $12,967
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.85%        0.79%        0.83%
   Expenses after custodian
      fee reduction(3)                0.82%        0.78%        0.80%
   Net investment income              5.34%        4.97%        5.03%
Portfolio Turnover of the
   Portfolio                            17%           3%          26%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 NORTH CAROLINA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.960     $ 10.630     $ 10.340     $  9.970     $  9.960
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.449     $  0.438     $  0.447     $  0.452     $  0.452
Net realized and unrealized
   gain (loss)                       0.006       (0.662)       0.303        0.378        0.026
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.455     $ (0.224)    $  0.750     $  0.830     $  0.478
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.445)    $ (0.438)    $ (0.447)    $ (0.455)    $ (0.455)
In excess of net investment
   income                               --       (0.008)      (0.013)      (0.005)      (0.013)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.445)    $ (0.446)    $ (0.460)    $ (0.460)    $ (0.468)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.970     $  9.960     $ 10.630     $ 10.340     $  9.970
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.79%       (2.24)%       7.42%        8.50%        4.83%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $97,244     $116,110     $139,325     $151,564     $169,889
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.57%        1.58%        1.58%        1.60%        1.59%
   Expenses after custodian
      fee reduction(3)                1.54%        1.57%        1.55%        1.58%        1.54%
   Net investment income              4.63%        4.19%        4.26%        4.48%        4.47%
Portfolio Turnover of the
   Portfolio                            17%           3%          26%          42%          54%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        OREGON FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)      1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.380      $ 9.870      $ 9.600
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.490      $ 0.489      $ 0.483
Net realized and unrealized
   gain (loss)                      (0.012)      (0.491)       0.275
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.478      $(0.002)     $ 0.758
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.488)     $(0.488)     $(0.483)
In excess of net investment
   income                               --           --       (0.005)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.488)     $(0.488)     $(0.488)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.370      $ 9.380      $ 9.870
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.39%       (0.11)%       8.08%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 3,459      $ 2,658      $   914
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.75%        0.71%        0.78%
   Expenses after custodian
      fee reduction(3)                0.74%        0.70%        0.78%
   Net investment income              5.38%        5.02%        4.95%
Portfolio Turnover of the
   Portfolio                            25%          35%           9%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     OREGON FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.260      $10.800     $ 10.510     $ 10.240     $ 10.310
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.452      $ 0.449     $  0.450     $  0.456     $  0.450
Net realized and unrealized
   gain (loss)                      (0.010)      (0.537)       0.292        0.266       (0.061)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.442      $(0.088)    $  0.742     $  0.722     $  0.389
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.452)     $(0.449)    $ (0.451)    $ (0.452)    $ (0.457)
In excess of net investment
   income                               --       (0.003)      (0.001)          --       (0.002)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.452)     $(0.452)    $ (0.452)    $ (0.452)    $ (0.459)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.250      $10.260     $ 10.800     $ 10.510     $ 10.240
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.52%       (0.92)%       7.22%        7.20%        3.80%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $79,756      $91,295     $102,571     $112,586     $128,580
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.57%        1.56%        1.63%        1.56%
   Expenses after custodian
      fee reduction(3)                1.59%        1.56%        1.56%        1.63%        1.53%
   Net investment income              4.56%        4.19%        4.22%        4.41%        4.33%
Portfolio Turnover of the
   Portfolio                            25%          35%           9%          22%          28%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    SOUTH CAROLINA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000         1999         1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.320      $10.090      $ 9.760
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.502      $ 0.490      $ 0.495
Net realized and unrealized
   gain (loss)                      (0.123)      (0.767)       0.328
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.379      $(0.277)     $ 0.823
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.499)     $(0.493)     $(0.493)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.499)     $(0.493)     $(0.493)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.200      $ 9.320      $10.090
---------------------------------------------------------------------

TOTAL RETURN(1)                       4.30%       (2.91)%       8.62%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 1,553      $ 1,757      $ 1,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        0.70%        0.78%        0.77%
   Expenses after custodian
      fee reduction(2)                0.68%        0.75%        0.76%
   Net investment income              5.54%        4.98%        5.03%
Portfolio Turnover of the
   Portfolio                            12%          26%          21%
---------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 SOUTH CAROLINA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.900      $10.720      $10.380      $10.020      $10.000
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.446      $ 0.448      $ 0.455      $ 0.463      $ 0.467
Net realized and unrealized
   gain (loss)                      (0.134)      (0.820)       0.352        0.364        0.021
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.312      $(0.372)     $ 0.807      $ 0.827      $ 0.488
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.452)     $(0.448)     $(0.467)     $(0.467)     $(0.468)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.452)     $(0.448)     $(0.467)     $(0.467)     $(0.468)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.760      $ 9.900      $10.720      $10.380      $10.020
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       3.32%       (3.63)%       7.96%        8.41%        4.92%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $33,452      $42,600      $48,562      $52,686      $57,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.59%        1.51%        1.52%        1.63%        1.60%
   Expenses after custodian
      fee reduction(2)                1.57%        1.48%        1.51%        1.62%        1.58%
   Net investment income              4.65%        4.26%        4.30%        4.50%        4.60%
Portfolio Turnover of the
   Portfolio                            12%          26%          21%           8%          36%
-----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       TENNESSEE FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)       1999        1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.460      $ 9.980      $ 9.740
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.482      $ 0.489      $ 0.491
Net realized and unrealized
   gain (loss)                       0.020       (0.519)       0.257
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.502      $(0.030)     $ 0.748
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.482)     $(0.490)     $(0.491)
In excess of net investment
   income                               --           --       (0.017)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.482)     $(0.490)     $(0.508)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.480      $ 9.460      $ 9.980
---------------------------------------------------------------------

TOTAL RETURN(2)                       5.57%       (0.39)%       7.85%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 3,557      $ 2,870      $ 3,413
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.83%        0.70%        0.67%
   Expenses after custodian
      fee reduction(3)                0.81%        0.69%        0.65%
   Net investment income              5.23%        4.96%        4.94%
Portfolio Turnover of the
   Portfolio                             9%          13%          21%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    TENNESSEE FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)       1999        1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.280      $10.840      $10.580      $10.150      $10.110
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.452      $ 0.446      $ 0.444      $ 0.453      $ 0.457
Net realized and unrealized
   gain (loss)                       0.023       (0.564)       0.266        0.436        0.059
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.475      $(0.118)     $ 0.710      $ 0.889      $ 0.516
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.435)     $(0.442)     $(0.444)     $(0.453)     $(0.475)
In excess of net investment
   income                               --           --       (0.006)      (0.006)      (0.001)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.435)     $(0.442)     $(0.450)     $(0.459)     $(0.476)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.320      $10.280      $10.840      $10.580      $10.150
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       4.82%       (1.19)%       6.86%        8.95%        5.16%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $41,372      $46,389      $50,090      $51,712      $54,533
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.57%        1.51%        1.52%        1.54%        1.53%
   Expenses after custodian
      fee reduction(3)                1.55%        1.50%        1.50%        1.53%        1.51%
   Net investment income              4.50%        4.15%        4.14%        4.39%        4.45%
Portfolio Turnover of the
   Portfolio                             9%          13%          21%           3%          39%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       VIRGINIA FUND -- CLASS A
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)       1999        1998(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.300      $ 9.870      $ 9.620
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income              $ 0.481      $ 0.503      $ 0.483
Net realized and unrealized
   gain (loss)                      (0.072)      (0.582)       0.277
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 0.409      $(0.079)     $ 0.760
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income         $(0.481)     $(0.489)     $(0.483)
In excess of net investment
   income                           (0.008)      (0.002)      (0.027)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.489)     $(0.491)     $(0.510)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.220      $ 9.300      $ 9.870
---------------------------------------------------------------------

TOTAL RETURN(2)                       4.66%       (0.90)%       8.08%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 3,632      $ 3,528      $ 2,117
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.81%        0.73%        0.85%
   Expenses after custodian
      fee reduction(3)                0.80%        0.71%        0.83%
   Net investment income              5.34%        5.00%        4.92%
Portfolio Turnover of the
   Portfolio                            23%          17%           8%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    VIRGINIA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)       1999        1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.290     $ 10.930     $ 10.630     $ 10.260     $ 10.260
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.456     $  0.450     $  0.454     $  0.467     $  0.471
Net realized and unrealized
   gain (loss)                      (0.083)      (0.629)       0.312        0.369        0.006
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $  0.373     $ (0.179)    $  0.766     $  0.836     $  0.477
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.456)    $ (0.451)    $ (0.454)    $ (0.466)    $ (0.471)
In excess of net investment
   income                           (0.007)      (0.010)      (0.012)          --       (0.006)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.463)    $ (0.461)    $ (0.466)    $ (0.466)    $ (0.477)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.200     $ 10.290     $ 10.930     $ 10.630     $ 10.260
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       3.80%       (1.75)%       7.37%        8.31%        4.67%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $111,662     $133,522     $148,902     $159,603     $175,918
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.58%        1.59%        1.60%        1.56%
   Expenses after custodian
      fee reduction(3)                1.59%        1.56%        1.57%        1.57%        1.53%
   Net investment income              4.57%        4.19%        4.21%        4.47%        4.52%
Portfolio Turnover of the
   Portfolio                            23%          17%           8%          25%          30%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, twelve of which, each diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina
   Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at August 31, 2000 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers was acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    ---------------------------------------------------------------------
    Alabama Fund                              $  272,583  August 31, 2008
                                                  94,556  August 31, 2005
                                                 988,165  August 31, 2004
                                                 317,426  August 31, 2003

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    ---------------------------------------------------------------------
    Arkansas Fund                             $  251,575  August 31, 2005
                                               1,348,493  August 31, 2004
    Georgia Fund                                  41,652  August 31, 2008
                                               5,373,040  August 31, 2004
    Kentucky Fund                                233,391  August 31, 2005
                                               1,630,637  August 31, 2004
    Louisiana Fund                               527,106  August 31, 2008
                                                 250,387  August 31, 2005
                                               1,598,606  August 31, 2004
    Maryland Fund                                     35  August 31, 2005
                                                  25,436  August 31, 2004
    Missouri Fund                                113,141  August 31, 2005
                                                 507,086  August 31, 2004
    North Carolina Fund                           73,745  August 31, 2005
                                               8,308,960  August 31, 2004
    Oregon Fund                                  147,651  August 31, 2008
                                                 924,680  August 31, 2005
                                               2,175,920  August 31, 2004
    South Carolina Fund                          155,263  August 31, 2008
                                                  25,336  August 31, 2007
                                                 183,416  August 31, 2005
                                               2,881,146  August 31, 2004
                                                 266,269  August 31, 2003
    Tennessee Fund                               246,996  August 31, 2005
                                               1,296,022  August 31, 2004
    Virginia Fund                              3,971,283  August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2000, Alabama Fund, Arkansas Fund, Georgia Fund, Louisiana Fund, Maryland Fund, North Carolina Fund, Oregon Fund and Tennessee Fund had net capital losses of $38,733, $330,651, $245,006, $140,733,
   $14,954, $389,120, $33,961 and $45,688, respectively, attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of each Fund's net taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ALABAMA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        130,001      175,161
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  13,391       13,976
    Redemptions                                 (141,891)     (43,692)
    ------------------------------------------------------------------
    NET INCREASE                                   1,501      145,445
    ------------------------------------------------------------------
                                                    ALABAMA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        457,753      515,878
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 125,064      165,189
    Redemptions                               (2,073,777)  (1,489,503)
    ------------------------------------------------------------------
    NET DECREASE                              (1,490,960)    (808,436)
    ------------------------------------------------------------------
                                                   ARKANSAS FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        163,170      346,734
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   4,850        3,908
    Redemptions                                 (106,167)     (40,372)
    ------------------------------------------------------------------
    NET INCREASE                                  61,853      310,270
    ------------------------------------------------------------------
                                                   ARKANSAS FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        133,188      209,730
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  92,983      104,018
    Redemptions                               (1,090,213)    (855,918)
    ------------------------------------------------------------------
    NET DECREASE                                (864,042)    (542,170)
    ------------------------------------------------------------------

                                                    GEORGIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        597,449      112,219
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,134        6,847
    Redemptions                                  (42,259)     (44,970)
    ------------------------------------------------------------------
    NET INCREASE                                 560,324       74,096
    ------------------------------------------------------------------

                                                    GEORGIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        341,407      477,417
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 119,527      144,503
    Redemptions                               (1,856,349)  (1,662,425)
    ------------------------------------------------------------------
    NET DECREASE                              (1,395,415)  (1,040,505)
    ------------------------------------------------------------------

                                                   KENTUCKY FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        543,442       31,154
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  19,407        5,316
    Redemptions                                  (70,480)     (20,537)
    ------------------------------------------------------------------
    NET INCREASE                                 492,369       15,933
    ------------------------------------------------------------------

                                                   KENTUCKY FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        148,657      559,194
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 186,976      229,481
    Redemptions                               (2,164,331)  (1,716,108)
    ------------------------------------------------------------------
    NET DECREASE                              (1,828,698)    (927,433)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   LOUISIANA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        254,950      113,438
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  17,816        8,254
    Redemptions                                 (222,750)    (166,545)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       50,016      (44,853)
    ------------------------------------------------------------------

                                                   LOUISIANA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        163,345      291,845
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  38,355       57,003
    Redemptions                                 (691,313)    (410,172)
    ------------------------------------------------------------------
    NET DECREASE                                (489,613)     (61,324)
    ------------------------------------------------------------------

                                                   MARYLAND FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        167,240      335,934
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  11,869        6,272
    Redemptions                                 (216,964)    (116,835)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (37,855)     225,371
    ------------------------------------------------------------------

                                                   MARYLAND FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        373,293      766,092
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 164,545      196,870
    Redemptions                               (1,766,262)  (1,317,904)
    ------------------------------------------------------------------
    NET DECREASE                              (1,228,424)    (354,942)
    ------------------------------------------------------------------

                                                   MISSOURI FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        160,662      299,009
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,016       11,942
    Redemptions                                 (226,937)     (83,257)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (54,259)     227,694
    ------------------------------------------------------------------

                                                   MISSOURI FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        150,839      366,959
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 119,165      128,713
    Redemptions                               (1,060,024)    (829,815)
    ------------------------------------------------------------------
    NET DECREASE                                (790,020)    (334,143)
    ------------------------------------------------------------------

                                                NORTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        176,500      121,902
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,835       20,265
    Redemptions                                 (198,648)     (82,674)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (1,313)      59,493
    ------------------------------------------------------------------

                                                NORTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        275,823      557,238
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 223,590      258,442
    Redemptions                               (2,406,152)  (2,257,535)
    ------------------------------------------------------------------
    NET DECREASE                              (1,906,739)  (1,441,855)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    OREGON FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        133,534      214,279
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,291        4,836
    Redemptions                                  (53,316)     (28,242)
    ------------------------------------------------------------------
    NET INCREASE                                  85,509      190,873
    ------------------------------------------------------------------

                                                    OREGON FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        609,484      793,504
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 199,254      216,216
    Redemptions                               (1,930,063)  (1,605,973)
    ------------------------------------------------------------------
    NET DECREASE                              (1,121,325)    (596,253)
    ------------------------------------------------------------------

                                                SOUTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         61,974      109,081
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   3,286        4,912
    Redemptions                                  (84,883)     (56,016)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (19,623)      57,977
    ------------------------------------------------------------------

                                                SOUTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        199,569      518,929
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  72,308       83,516
    Redemptions                               (1,147,848)    (830,090)
    ------------------------------------------------------------------
    NET DECREASE                                (875,971)    (227,645)
    ------------------------------------------------------------------

                                                   TENNESSEE FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        146,107       87,643
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  11,457       13,115
    Redemptions                                  (85,693)    (139,499)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       71,871      (38,741)
    ------------------------------------------------------------------

                                                   TENNESSEE FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        217,357      410,305
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  85,148       95,146
    Redemptions                                 (804,050)    (615,845)
    ------------------------------------------------------------------
    NET DECREASE                                (501,545)    (110,394)
    ------------------------------------------------------------------

                                                   VIRGINIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        267,828      234,327
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  13,680        7,909
    Redemptions                                 (266,814)     (77,321)
    ------------------------------------------------------------------
    NET INCREASE                                  14,694      164,915
    ------------------------------------------------------------------

                                                   VIRGINIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        475,169      907,245
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 261,449      287,613
    Redemptions                               (2,764,394)  (1,845,422)
    ------------------------------------------------------------------
    NET DECREASE                              (2,027,776)    (650,564)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,502, $79, $1,286, $1,764, $1,347, $1,232, $1,080, $1,412, $1,470,
   $911, $1,376 and $1,191 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2000.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B shares (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plans) (collectively, the Plans). The Plans require the Class B shares to pay Eaton Vance Distributors, Inc.
   (EVD) amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges
   (Note 6) and daily amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the year ended August 31, 2000, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $489,799, $305,035, $441,623, $615,115, $188,480, $616,629, $425,726, $771,114, $619,401,
   $272,005, $317,390 and $894,543, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At August 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,913,000, $1,436,000, $2,064,000, $2,181,000, $920,000, $2,344,000,
   $1,365,000, $2,860,000, $2,589,000, $1,355,000, $1,226,000 and
   $2,937,000, respectively.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of the Funds' average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Funds sold on or after October 12, 1999. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended
   August 31, 2000, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $8,994, $8,557, $5,690, $6,022, $6,381, $1,997, $5,077, $25,327, $2,042, $563, $6,407 and $4,664,
   respectively, for Class A shares, and $129,813, $72,884, $96,425, $163,157,
   $51,188, $150,056, $106,029, $175,771, $144,612, $67,560, $77,022 and
   $201,917, respectively, for Class B shares. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $123,000, $33,000, $116,000, $91,000, $59,000, $125,000,
   $53,000, $98,000, $103,000, $72,000, $49,000 and $120,000 of CDSC paid by
   Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended August 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 2000 were as follows:

    ALABAMA FUND
    -----------------------------------------------------
    Increases                                 $ 5,799,382
    Decreases                                  24,719,837

    ARKANSAS FUND
    -----------------------------------------------------
    Increases                                 $ 2,877,148
    Decreases                                  13,532,599

    GEORGIA FUND
    -----------------------------------------------------
    Increases                                 $ 8,502,969
    Decreases                                  20,183,370

    KENTUCKY FUND
    -----------------------------------------------------
    Increases                                 $ 6,340,470
    Decreases                                  24,924,822

    LOUISIANA FUND
    -----------------------------------------------------
    Increases                                 $ 3,902,687
    Decreases                                   9,634,774

    MARYLAND FUND
    -----------------------------------------------------
    Increases                                 $ 5,154,845
    Decreases                                  22,117,199

    MISSOURI FUND
    -----------------------------------------------------
    Increases                                 $ 3,114,514
    Decreases                                  14,992,792

    NORTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $ 4,312,639
    Decreases                                  29,286,500

    OREGON FUND
    -----------------------------------------------------
    Increases                                 $ 7,303,142
    Decreases                                  22,348,655

    SOUTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $ 2,453,688
    Decreases                                  13,670,265

    TENNESSEE FUND
    -----------------------------------------------------
    Increases                                 $ 3,532,766
    Decreases                                  10,433,144

    VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $ 7,123,663
    Decreases                                  34,207,931

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of August 31, 2000, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 2000 and 1999 and financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at August 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,500        Birmingham-Southern College Building
                   Authority, 5.35%, 12/1/19                 $ 1,446,270
------------------------------------------------------------------------
                                                             $ 1,446,270
------------------------------------------------------------------------
Electric Utilities -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   463,875
        100        Tennessee Valley, Exhibit Commission,
                   6.70%, 6/1/10                                 105,036
------------------------------------------------------------------------
                                                             $   568,911
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.3%
------------------------------------------------------------------------
     $1,000        Gadsen East Medical Clinic Board,
                   (Baptist Hospital), Prerefunded to
                   11/1/01, 7.80%, 11/1/21                   $ 1,056,760
      1,000        Huntsville, Health Care Facilities,
                   (MBIA), Prerefunded to 6/1/04,
                   6.50%, 6/1/13                               1,087,860
      5,000        Scottsboro, Water, Sewer and Gas,
                   (AMBAC), Prerefunded to 6/1/04,
                   6.50%, 12/1/14                              5,442,950
      2,000        Tallassee IDB, (United Technologies),
                   Prerefunded to 8/1/06, 6.10%, 8/1/14        2,180,520
      1,000        West Morgan-East Lawrence, Water
                   Authority, (FSA), Prerefunded to
                   8/15/04, 6.85%, 8/15/25                     1,104,520
------------------------------------------------------------------------
                                                             $10,872,610
------------------------------------------------------------------------
General Obligations -- 0.4%
------------------------------------------------------------------------
     $  650        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                             $   300,482
------------------------------------------------------------------------
                                                             $   300,482
------------------------------------------------------------------------
Hospital -- 10.5%
------------------------------------------------------------------------
     $1,800        Alexander City, (Russell Hospital),
                   6.00%, 12/1/22                            $ 1,536,354
      1,000        Baldwin County, (Thomas Hospital),
                   6.75%, 4/1/21                                 933,760
      1,000        Cullman Medical Clinic Board, (Cullman
                   Regional Medical Center),
                   6.50%, 2/15/23                                916,380
      2,000        Marshall County Healthcare Authority,
                   (Boaz-Albertville Medical Center),
                   7.00%, 1/1/20                               2,004,880
        545        Montgomery, Medical Clinic Board,
                   (Jackson Hospital), 7.00%, 3/1/15             546,837
      1,000        Oneonta Eastern Healthcare Facility
                   Financing Authority, 7.75%, 7/1/21          1,034,300
------------------------------------------------------------------------
                                                             $ 6,972,511
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 8.1%
------------------------------------------------------------------------
     $1,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.),
                   6.70%, 11/1/29                            $ 1,019,560
      1,500        Courtland, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.50%, 9/1/25                               1,509,195
      1,855        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,894,716
      1,000        Selma, Solid Waste Disposal,
                   (International Paper), (AMT),
                   6.00%, 12/1/17                                986,160
------------------------------------------------------------------------
                                                             $ 5,409,631
------------------------------------------------------------------------
Insured-Education -- 8.6%
------------------------------------------------------------------------
     $2,900        Alabama Agricultural and Mechanical
                   University, (MBIA), 5.00%, 11/1/25        $ 2,671,943
      7,500        University of South Alabama, (AMBAC),
                   0.00%, 11/15/16                             3,078,975
------------------------------------------------------------------------
                                                             $ 5,750,918
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 1,356,090
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         450,710
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      268,437
------------------------------------------------------------------------
                                                             $ 2,075,237
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
     $2,000        Madison, Warrants, (MBIA), 5.00%, 9/1/27  $ 1,833,440
      1,000        Madison, Warrants, (MBIA),
                   6.00%, 2/1/24                               1,067,270
      4,000        Mobile, (MBIA), 0.00%, 8/15/20              1,265,720
------------------------------------------------------------------------
                                                             $ 4,166,430
------------------------------------------------------------------------
Insured-Hospital -- 2.8%
------------------------------------------------------------------------
     $2,000        Anniston Regional Medical Center Board,
                   (AMBAC), 5.125%, 6/1/28                   $ 1,835,540
------------------------------------------------------------------------
                                                             $ 1,835,540
------------------------------------------------------------------------
Insured-Solid Waste -- 0.4%
------------------------------------------------------------------------
     $  250        Huntsville, Solid Waste Disposal,
                   (FGIC), (AMT), 7.00%, 10/1/08             $   255,535
------------------------------------------------------------------------
                                                             $   255,535
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $1,825        Birmingham Jefferson, Civic Center
                   Authority, (MBIA), 0.00%, 9/1/18          $   660,121
------------------------------------------------------------------------
                                                             $   660,121
------------------------------------------------------------------------
Insured-Transportation -- 10.5%
------------------------------------------------------------------------
     $4,500        Alabama State Docks Department, (MBIA),
                   (AMT), 6.30%, 10/1/21                     $ 4,707,945
      1,000        Huntsville-Madison County Airport,
                   (AMT), (MBIA), 5.40%, 7/1/19                  964,090
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             442,240
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               884,670
------------------------------------------------------------------------
                                                             $ 6,998,945
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.1%
------------------------------------------------------------------------
     $1,000        Alabama Water Pollution Control
                   Authority, (AMBAC), 4.75%, 8/15/18        $   907,130
      2,500        Jefferson County, Sewer, (FGIC),
                   5.00%, 2/1/33                               2,247,600
      1,000        Jefferson County, Sewer, (FGIC),
                   5.125%, 2/1/39                                910,000
      1,000        Limestone County Water and Sewer
                   Authority, (AMBAC), 5.00%, 12/1/24            923,960
      3,075        Prichard Water and Sewer, (AMBAC),
                   6.125%, 11/15/14                            3,288,958
      1,195        Warrior River, Water Authority, (FSA),
                   5.25%, 8/1/23                               1,148,025
------------------------------------------------------------------------
                                                             $ 9,425,673
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
     $  500        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   457,995
------------------------------------------------------------------------
                                                             $   457,995
------------------------------------------------------------------------
Nursing Home -- 1.4%
------------------------------------------------------------------------
     $  300        Fairhope Midtown Medical Clinic Board,
                   (Beverly Enterprises), 6.375%, 6/1/09     $   281,967
        670        Mobile, Midtown Medical Clinic Board,
                   (Beverly Enterprises), 7.00%, 4/1/07          669,966
------------------------------------------------------------------------
                                                             $   951,933
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   220,648
------------------------------------------------------------------------
                                                             $   220,648
------------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------------
     $  800        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $   754,792
        500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                      457,025
------------------------------------------------------------------------
                                                             $ 1,211,817
------------------------------------------------------------------------
Water and Sewer -- 8.5%
------------------------------------------------------------------------
     $  750        Birmingham, Water and Sewer,
                   4.75%, 1/1/21                             $   669,375
      4,000        Birmingham, Water and Sewer,
                   4.75%, 1/1/29                               3,466,160
      1,500        Moulton City, Water, 6.30%, 1/1/18          1,517,760
------------------------------------------------------------------------
                                                             $ 5,653,295
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $64,496,000)                             $65,234,502
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $ 1,418,882
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $66,653,384
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 59.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.2% to 24.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 8.3%
------------------------------------------------------------------------
     $  700        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $   730,583
      2,250        Conway, Public Facilities Board,
                   (Hendrix College), 6.00%, 10/1/26           2,317,320
        500        University of Arkansas, 5.00%, 9/1/17         468,160
------------------------------------------------------------------------
                                                             $ 3,516,063
------------------------------------------------------------------------
Electric Utilities -- 3.4%
------------------------------------------------------------------------
     $  550        Jefferson, Pollution Control, (Arkansas
                   Power and Light), 6.30%, 6/1/18           $   545,875
        500        Pope County, Pollution Control,
                   (Arkansas Power and Light),
                   6.30%, 12/1/16                                489,995
      1,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 407,810
------------------------------------------------------------------------
                                                             $ 1,443,680
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.4%
------------------------------------------------------------------------
     $  500        Harrison, Residential Housing Facility
                   Board, Single Family Mortgage, (FGIC),
                   Escrowed to Maturity, 7.40%, 9/1/11       $   596,140
------------------------------------------------------------------------
                                                             $   596,140
------------------------------------------------------------------------
General Obligations -- 4.1%
------------------------------------------------------------------------
     $2,750        Arkansas State College Savings,
                   0.00%, 6/1/14                             $ 1,335,977
      1,000        Puerto Rico, 0.00%, 7/1/18                    383,310
------------------------------------------------------------------------
                                                             $ 1,719,287
------------------------------------------------------------------------
Hospital -- 15.0%
------------------------------------------------------------------------
     $  500        Arkansas Development Finance Authority,
                   (Washington Regional Medical Center),
                   7.375%, 2/1/29                            $   502,645
        800        Arkansas Development Finance Authority,
                   (White River Medical Center),
                   5.60%, 6/1/24                                 670,320
        750        Baxter County, Community Hospital
                   District, 5.625%, 9/1/28                      615,502
      1,000        Conway, Health Facilities Board, (Conway
                   Regional Medical Center), 6.40%, 8/1/29       967,750
      1,125        Little Rock, Health Facilities Board,
                   (Baptist Medical Center),
                   6.80%, 11/1/05                              1,208,857
      1,500        Paragould, Hospital, (Methodist Hospital
                   Corp.), 6.375%, 10/1/17                     1,391,820
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,000        Pulaski County, (Children's Hospital),
                   6.20%, 3/1/22                             $   966,750
------------------------------------------------------------------------
                                                             $ 6,323,644
------------------------------------------------------------------------
Housing -- 13.0%
------------------------------------------------------------------------
     $  580        Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27         $   614,742
      3,230        Arkansas Development Finance Authority,
                   SFM, (GNMA/ FNMA), (AMT), 6.70%, 7/1/27     3,327,546
      2,315        Arkansas Development Finance Authority,
                   SFM, Subordinated, 0.00%, 12/1/11           1,027,003
        530        North Little Rock, Residential Housing
                   Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 507,231
------------------------------------------------------------------------
                                                             $ 5,476,522
------------------------------------------------------------------------
Industrial Development Revenue -- 14.9%
------------------------------------------------------------------------
     $2,000        Baxter, (Aeroquip Corp.), 5.80%, 10/1/13  $ 2,049,140
      2,000        Blytheville, Solid Waste Recycling and
                   Sewer Treatment, (Nucor Corp.), (AMT),
                   6.90%, 12/1/21                              2,071,620
        800        Little River County, (Georgia-Pacific
                   Corp.), (AMT), 5.60%, 10/1/26                 738,280
        250        Pine Bluff, Environmental Improvements
                   Revenue, (International Paper Co.),
                   (AMT), 6.70%, 8/1/20                          259,730
      1,150        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,174,621
------------------------------------------------------------------------
                                                             $ 6,293,391
------------------------------------------------------------------------
Insured-Education -- 3.0%
------------------------------------------------------------------------
     $  810        Arkansas State University, (Consolidated
                   Building System), (AMBAC), 5.10%, 4/1/24  $   765,904
        500        University of Central Arkansas, (AMBAC),
                   6.125%, 4/1/26                                524,505
------------------------------------------------------------------------
                                                             $ 1,290,409
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.2%
------------------------------------------------------------------------
     $  250        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/10                     $   283,088
      2,390        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/15                       2,714,921
        450        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      483,188
------------------------------------------------------------------------
                                                             $ 3,481,197
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 0.5%
------------------------------------------------------------------------
     $  500        Arkansas State College Savings, (FGIC),
                   0.00%, 6/1/17                             $   199,215
------------------------------------------------------------------------
                                                             $   199,215
------------------------------------------------------------------------
Insured-Hospital -- 7.1%
------------------------------------------------------------------------
     $2,000        Jonesboro, Residential Housing and
                   Health Care Facilities Board Hospital,
                   (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                    $ 2,072,960
        400        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                 418,688
        500        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                 510,590
------------------------------------------------------------------------
                                                             $ 3,002,238
------------------------------------------------------------------------
Nursing Home -- 2.5%
------------------------------------------------------------------------
     $1,000        Little Rock, Health Facilities Board,
                   (Baptist Medical Center-Parkway
                   Village), 7.00%, 10/1/17                  $ 1,047,190
------------------------------------------------------------------------
                                                             $ 1,047,190
------------------------------------------------------------------------
Special Tax Revenue -- 5.6%
------------------------------------------------------------------------
     $2,000        Little Rock, Hotel and Restaurant Gross
                   Receipts Tax, 7.375%, 8/1/15              $ 2,388,160
------------------------------------------------------------------------
                                                             $ 2,388,160
------------------------------------------------------------------------
Transportation -- 4.4%
------------------------------------------------------------------------
     $  750        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $   766,845
      1,250        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38                    1,082,788
------------------------------------------------------------------------
                                                             $ 1,849,633
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 7.0%
------------------------------------------------------------------------
     $1,000        Arkansas Development Finance Authority,
                   (Waste Water System Revenue),
                   5.00%, 6/1/22                             $   931,540
      1,000        Little Rock, Sewer, 5.50%, 8/1/14           1,006,570
      1,000        South Sebastian County, Water Users
                   Association, 6.15%, 6/1/23                  1,006,780
------------------------------------------------------------------------
                                                             $ 2,944,890
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $40,633,990)                             $41,571,659
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $   661,564
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $42,233,223
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 20.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 10.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 6.8%
------------------------------------------------------------------------
     $1,000        Georgia Municipal Electric Power
                   Authority, 0.00%, 1/1/12                  $   514,700
      2,000        Georgia Municipal Electric Power
                   Authority, 8.25%, 1/1/11                    2,515,300
      1,000        Monroe County, Development Authority
                   Pollution Control, (Gulf Power),
                   6.30%, 9/1/24                               1,006,710
        665        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 271,194
------------------------------------------------------------------------
                                                             $ 4,307,904
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.2%
------------------------------------------------------------------------
     $2,500        Savannah, (Saint Josephs Hospital),
                   Prerefunded to 7/1/03, 6.20%, 7/1/23      $ 2,660,925
------------------------------------------------------------------------
                                                             $ 2,660,925
------------------------------------------------------------------------
General Obligations -- 3.2%
------------------------------------------------------------------------
     $  300        Alpharetta, 6.50%, 5/1/10                 $   335,871
        500        Georgia State, 6.30%, 3/1/08                  554,575
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 6.25%, 7/1/12                    1,127,260
------------------------------------------------------------------------
                                                             $ 2,017,706
------------------------------------------------------------------------
Hospital -- 6.2%
------------------------------------------------------------------------
     $1,000        Baldwin County, Hospital Authority,
                   (Oconee Regional Medical Center),
                   5.375%, 12/1/28                           $   772,910
        800        Forsyth County, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                               687,272
        700        Royston, Hospital Authority, (Cobb
                   Healthcare System, Inc.), 6.50%, 7/1/27       659,414
      1,785        Toombs County, Hospital Authority, (Dr.
                   John M. Meadows Memorial),
                   7.00%, 12/1/17                              1,794,603
------------------------------------------------------------------------
                                                             $ 3,914,199
------------------------------------------------------------------------
Housing -- 4.1%
------------------------------------------------------------------------
     $  645        Atlanta Urban Residential Finance
                   Authority, (New Community John Hope),
                   (AMT), 7.25%, 6/1/07                      $   629,172
      1,945        Georgia Housing and Finance Authority,
                   (AMT), 5.85%, 12/1/28                       1,942,121
------------------------------------------------------------------------
                                                             $ 2,571,293
------------------------------------------------------------------------
Industrial Development Revenue -- 17.6%
------------------------------------------------------------------------
     $2,500        Albany Dougherty, Payroll Development
                   Authority, Solid Waste Disposal,
                   (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28                            $ 2,314,600
      1,000        Brunswick and Glynn County Development
                   Authority, (Georgia-Pacific Corp.),
                   5.55%, 3/1/26                                 905,430
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        Camden County, Joint Development
                   Authority, (Carbide Corp.),
                   5.00%, 1/1/12                             $   454,320
      1,000        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 6.125%, 5/1/27     1,023,640
      1,000        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 7.375%, 5/1/09     1,162,610
      1,000        Effingham County, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18           933,270
      1,250        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,276,762
        500        Savannah EDA, (Hershey Foods),
                   6.60%, 6/1/12                                 521,210
      1,123        Savannah EDA, (Intercat-Savannah, Inc.),
                   (AMT), 9.00%, 1/1/15                          689,809
        750        Savannah EDA, (Union Camp Corp.),
                   6.80%, 2/1/12                                 776,543
      1,000        Vienna Water and Sewer, (Cargill),
                   (AMT), 6.00%, 9/1/14                        1,026,650
------------------------------------------------------------------------
                                                             $11,084,844
------------------------------------------------------------------------
Insured-Education -- 3.6%
------------------------------------------------------------------------
     $1,000        Fulton County, Development Authority,
                   (Georgia Technology Research Corp.),
                   (MBIA), 5.00%, 9/1/27                     $   923,240
      1,500        Georgia Private Colleges and
                   Universities Authority, (Agnes Scott
                   College), (MBIA), 4.75%, 6/1/28             1,315,830
------------------------------------------------------------------------
                                                             $ 2,239,070
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.5%
------------------------------------------------------------------------
     $3,100        Georgia Municipal Electric Power
                   Authority, (MBIA), 5.50%, 1/1/20          $ 3,162,496
        900        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      966,375
------------------------------------------------------------------------
                                                             $ 4,128,871
------------------------------------------------------------------------
Insured-Hospital -- 7.6%
------------------------------------------------------------------------
     $1,000        Henry County, Hospital Authority
                   Revenue, (Henry Medical Center, Inc.),
                   (AMBAC), 6.00%, 7/1/29                    $ 1,050,540
      1,100        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Variable Rate, 8/1/10(1)(2)         1,210,000
      1,405        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), 6.40%, 8/1/06                       1,482,289
        595        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), 6.40%, 8/1/06                         625,089
        400        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Variable Rate, 8/1/10(1)(2)           434,500
------------------------------------------------------------------------
                                                             $ 4,802,418
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.7%
------------------------------------------------------------------------
     $1,000        East Point Building Authority, (FGIC),
                   6.00%, 2/1/10                             $ 1,060,870
------------------------------------------------------------------------
                                                             $ 1,060,870
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.4%
------------------------------------------------------------------------
     $1,000        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   5.50%, 7/1/20                             $   990,390
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/11           1,118,160
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/20           1,108,440
        700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     576,723
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          890,590
------------------------------------------------------------------------
                                                             $ 4,684,303
------------------------------------------------------------------------
Insured-Transportation -- 5.0%
------------------------------------------------------------------------
     $1,500        Atlanta Airport, (FGIC), 5.60%, 1/1/30    $ 1,505,490
      1,500        Atlanta Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(1)(2)                 1,359,435
        750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18             293,025
------------------------------------------------------------------------
                                                             $ 3,157,950
------------------------------------------------------------------------
Insured-Water and Sewer -- 11.5%
------------------------------------------------------------------------
     $2,500        Atlanta, Water and Wastewater, (FGIC),
                   5.00%, 11/1/38                            $ 2,255,475
      1,000        Cherokee County, Water and Sewer
                   Authority, (FGIC), 4.75%, 8/1/28              876,700
      1,000        Cherokee County, Water and Sewer
                   Authority, (MBIA), 6.875%, 8/1/13           1,041,490
      3,500        Fulton County, Water and Sewer, (FGIC),
                   4.75%, 1/1/28                               3,074,820
------------------------------------------------------------------------
                                                             $ 7,248,485
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $2,300        Fulton County, Building Authority,
                   Judicial Center, 0.00%, 1/1/10            $ 1,445,320
------------------------------------------------------------------------
                                                             $ 1,445,320
------------------------------------------------------------------------
Miscellaneous -- 1.6%
------------------------------------------------------------------------
     $1,000        Atlanta, Downtown Development Authority,
                   Childcare Facilities, (Central Atlanta
                   Hospitality Childcare Inc.),
                   8.00%, 1/1/26                             $ 1,036,980
------------------------------------------------------------------------
                                                             $ 1,036,980
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 1.9%
------------------------------------------------------------------------
     $1,385        De Kalb County, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(4)                          $   706,350
        500        Fulton County, Residential Elderly Care
                   Facility Authority, (Canterbury Court),
                   6.30%, 10/1/24                                462,770
------------------------------------------------------------------------
                                                             $ 1,169,120
------------------------------------------------------------------------
Solid Waste -- 1.6%
------------------------------------------------------------------------
     $1,000        Savannah Resource Recovery, (Savannah
                   Energy Systems Co.), 6.30%, 12/1/06       $ 1,028,060
------------------------------------------------------------------------
                                                             $ 1,028,060
------------------------------------------------------------------------
Transportation -- 4.0%
------------------------------------------------------------------------
     $2,750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $ 2,519,578
------------------------------------------------------------------------
                                                             $ 2,519,578
------------------------------------------------------------------------
Water and Sewer -- 1.5%
------------------------------------------------------------------------
     $1,000        De Kalb County, Water & Sewer,
                   5.00%, 10/1/28                            $   920,560
------------------------------------------------------------------------
                                                             $   920,560
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $61,719,666)                             $61,998,456
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,068,475
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $63,066,931
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 44.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 20.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

 (4)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 4.0%
------------------------------------------------------------------------
     $3,000        Kenton County, (Highland Terrace),
                   (AMT), FHA, 6.95%, 12/1/26                $ 3,229,470
------------------------------------------------------------------------
                                                             $ 3,229,470
------------------------------------------------------------------------
Electric Utilities -- 1.7%
------------------------------------------------------------------------
     $3,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $ 1,427,335
------------------------------------------------------------------------
                                                             $ 1,427,335
------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.6%
------------------------------------------------------------------------
     $1,000        Elsmmere, (Courtaulds Pkg, Inc.),
                   Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,100,850
      1,200        Florence, Housing Facilities, (Blue
                   Grass Housing), Prerefunded to 7/1/07,
                   7.625%, 5/1/27                              1,409,220
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District, (AMBAC),
                   Prerefunded to 11/15/04, 6.75%, 5/15/25     2,212,200
      1,600        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                  1,698,000
        545        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         644,201
------------------------------------------------------------------------
                                                             $ 7,064,471
------------------------------------------------------------------------
General Obligations -- 4.6%
------------------------------------------------------------------------
     $1,465        Bowling Green, 5.30%, 6/1/19              $ 1,440,110
      1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/20              896,620
      1,100        Louisville, 4.50%, 12/1/18                    958,716
      1,125        Puerto Rico, 0.00%, 7/1/17                    458,786
------------------------------------------------------------------------
                                                             $ 3,754,232
------------------------------------------------------------------------
Hospital -- 0.6%
------------------------------------------------------------------------
     $  430        Russell, Health Systems, 8.10%, 7/1/15    $   504,661
------------------------------------------------------------------------
                                                             $   504,661
------------------------------------------------------------------------
Housing -- 1.7%
------------------------------------------------------------------------
     $1,375        Boone County, Multifamily Housing
                   Mortgage, (Walnut Creek Apartments),
                   FHA, 7.00%, 1/1/27                        $ 1,419,234
------------------------------------------------------------------------
                                                             $ 1,419,234
------------------------------------------------------------------------
Industrial Development Revenue -- 27.5%
------------------------------------------------------------------------
     $2,425        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.125%, 2/1/22               $ 2,521,321
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $2,000        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.20%, 10/1/20               $ 2,065,480
      3,075        Fulton County, Industrial Building,
                   (Chic Jeans), (AMT), 7.50%, 2/1/10            914,812
      1,500        Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/26                               1,544,460
      2,370        Hancock County, Solid Waste Disposal,
                   (Williamette Corp.), (AMT),
                   6.60%, 5/1/26                               2,413,892
      3,000        Henderson County, Solid Waste Disposal,
                   (MacMillan Bloedel), (AMT),
                   7.00%, 3/1/25                               3,096,900
      1,000        Jefferson County, Pollution Control,
                   (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                               1,052,450
      3,400        Kenton County Airport, (Delta Airlines),
                   (AMT), 6.125%, 2/1/22                       3,287,732
        250        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/12                          259,427
        985        Owensboro County, (KMart Corp.),
                   6.80%, 12/1/07                              1,002,858
      1,500        Perry County, Solid Waste Disposal, (TJI
                   International), (AMT), 6.80%, 5/1/26        1,527,555
        915        Powderly, (KMart Corp.), 6.90%, 3/1/07        938,195
      1,820        Wickliffe, Solid Waste Disposal,
                   (Westvaco Corp.), (AMT), 6.375%, 4/1/26     1,818,726
------------------------------------------------------------------------
                                                             $22,443,808
------------------------------------------------------------------------
Insured-Education -- 2.3%
------------------------------------------------------------------------
     $2,000        Lexington-Fayette Urban County,
                   (University of Kentucky, Alumuni
                   Association, Inc.), (MBIA),
                   5.00%, 11/1/18                            $ 1,904,640
------------------------------------------------------------------------
                                                             $ 1,904,640
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.7%
------------------------------------------------------------------------
     $  600        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                     $   540,852
------------------------------------------------------------------------
                                                             $   540,852
------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
------------------------------------------------------------------------
     $1,500        Puerto Rico Commonwealth, Public
                   Improvement, (AMBAC), 4.50%, 7/1/23       $ 1,300,035
------------------------------------------------------------------------
                                                             $ 1,300,035
------------------------------------------------------------------------
Insured-Hospital -- 7.9%
------------------------------------------------------------------------
     $1,500        Daviess County, (ODCH, Inc.), (MBIA),
                   6.25%, 8/1/22                             $ 1,549,995
      2,500        Jefferson County, Health Facilities
                   Authority, (Alliant Health System),
                   (MBIA), 5.125%, 10/1/27                     2,305,300
      1,000        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.50%, 5/1/15                               1,046,380

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  750        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.55%, 5/1/22                             $   776,483
        850        Jefferson County, Health Facilities
                   Authority, (University Medical Center),
                   (MBIA), 5.25%, 7/1/22                         807,075
------------------------------------------------------------------------
                                                             $ 6,485,233
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $   941,290
------------------------------------------------------------------------
                                                             $   941,290
------------------------------------------------------------------------
Insured-Transportation -- 16.2%
------------------------------------------------------------------------
     $  500        Kenton County Airport, (FSA), (AMT),
                   6.30%, 3/1/15                             $   512,025
      3,000        Kenton County Airport, (MBIA), (AMT),
                   6.30%, 3/1/15                               3,198,750
      1,195        Kenton County Airport, (MBIA), (AMT),
                   6.45%, 3/1/15                               1,294,591
      1,000        Kentucky EDA, (State Turnpike
                   Revitalization), (FGIC), 0.00%, 7/1/10        632,420
        700        Lexington-Fayette Urban County Airport,
                   (MBIA), (AMT), 4.45%, 7/1/13                  700,000
      1,000        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/18                          925,880
      1,300        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/25                        1,171,027
      5,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,953,500
      3,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28           2,823,870
------------------------------------------------------------------------
                                                             $13,212,063
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.0%
------------------------------------------------------------------------
     $2,000        Kenton County, Water District
                   Waterworks, (FGIC), 6.00%, 2/1/17         $ 2,079,920
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 4.75%, 5/15/28              1,744,520
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 5.00%, 5/15/30                915,570
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (MBIA), 5.20%, 5/15/25                953,800
------------------------------------------------------------------------
                                                             $ 5,693,810
------------------------------------------------------------------------
Lease Revenue / Certificates of
Participation -- 10.1%
------------------------------------------------------------------------
     $4,990        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/15                    $ 2,194,153
      1,000        Kenton County, (Public Properties
                   Corp.), 5.00%, 3/1/29                         898,710
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation (continued)
------------------------------------------------------------------------
     $1,030        Kentucky, League of Cities Funding
                   Trust, Floating Indebtedness
                   Certificates of Participation,
                   6.15%, 8/1/13                             $ 1,083,879
      1,000        Mount Sterling, Lease, 6.15%, 3/1/13        1,031,100
      1,000        Mount Sterling, Lease, 6.20%, 3/1/18        1,019,880
      2,000        Owensboro County, Airport Lease,
                   5.875%, 6/1/15                              2,023,080
------------------------------------------------------------------------
                                                             $ 8,250,802
------------------------------------------------------------------------
Solid Waste -- 1.5%
------------------------------------------------------------------------
     $1,200        Morgantown, Solid Waste Revenue, (AMT),
                   7.45%, 5/1/22                             $ 1,209,468
------------------------------------------------------------------------
                                                             $ 1,209,468
------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   220,648
------------------------------------------------------------------------
                                                             $   220,648
------------------------------------------------------------------------
Water and Sewer -- 0.8%
------------------------------------------------------------------------
     $  650        Harden County, Water District,
                   6.50%, 9/1/12                             $   681,961
------------------------------------------------------------------------
                                                             $   681,961
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $79,536,566)                             $80,284,013
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,423,809
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $81,707,822
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 42.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 21.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.8%
------------------------------------------------------------------------
     $2,475        Jefferson Parish, Home Mortgage
                   Authority, Single Family, (FGIC),
                   Escrowed to Maturity, 0.00%, 5/1/17       $   984,233
        100        Louisiana Public Facilities Authority,
                   (Our Lady of the Lake Medical Center),
                   (MBIA), Prerefunded to 5/31/02, Variable
                   Rate, 11/28/14(1)                             107,875
        250        Saint Tammany Parish, Hospital Service
                   District, Prerefunded to 7/1/02,
                   6.50%, 7/1/22                                 262,952
------------------------------------------------------------------------
                                                             $ 1,355,060
------------------------------------------------------------------------
Hospital -- 7.2%
------------------------------------------------------------------------
     $1,000        Lafourche Parish, Hospital Service
                   District, 6.00%, 10/1/23                  $   909,030
        705        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                706,657
        500        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            435,655
------------------------------------------------------------------------
                                                             $ 2,051,342
------------------------------------------------------------------------
Housing -- 16.7%
------------------------------------------------------------------------
     $  300        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   303,705
        510        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 6.30%, 12/1/27                         519,629
        690        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 8.00%, 3/1/25                          765,258
      1,980        Louisiana HFA, Single Family,
                   (GNMA/FNMA), 0.00%, 6/1/27                    404,098
        445        Louisiana HFA, Single Family,
                   (GNMA/FNMA), (AMT), 6.55%, 12/1/26            454,906
        400        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   366,200
      1,890        New Orleans Home Mortgage Authority,
                   Single Family, (GNMA/FNMA), (AMT),
                   6.30%, 6/1/28                               1,945,150
------------------------------------------------------------------------
                                                             $ 4,758,946
------------------------------------------------------------------------
Industrial Development Revenue -- 12.8%
------------------------------------------------------------------------
     $  750        Bastrop, (International Paper Co.),
                   (AMT), 6.60%, 3/1/19                      $   760,657
      1,000        East Baton Rouge Parish,
                   (Georgia-Pacific Corp.), (AMT),
                   5.35%, 9/1/11                                 940,530
      1,000        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.20%, 10/1/18                                930,430
        500        Saint Bernard Parish, (Mobil Oil),
                   5.90%, 11/1/26                                504,105
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        South Louisiana Port Commission,
                   (Cargill, Inc.), 5.85%, 4/1/17            $   507,820
------------------------------------------------------------------------
                                                             $ 3,643,542
------------------------------------------------------------------------
Insured-Education -- 9.6%
------------------------------------------------------------------------
     $1,500        Louisiana Public Facilities Authority,
                   (Dillard University), (AMBAC),
                   5.00%, 2/1/28                             $ 1,373,385
        250        Louisiana Public Facilities Authority,
                   (Tulane University), (MBIA),
                   5.00%, 11/15/27                               228,052
      1,100        Louisiana State University, (FGIC),
                   5.75%, 7/1/14                               1,129,744
------------------------------------------------------------------------
                                                             $ 2,731,181
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.6%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   727,860
------------------------------------------------------------------------
                                                             $   727,860
------------------------------------------------------------------------
Insured-General Obligations -- 13.5%
------------------------------------------------------------------------
     $  250        Calcasieu Parish, School District,
                   (FGIC), 5.25%, 5/1/20                     $   242,672
      3,000        New Orleans, (AMBAC), 0.00%, 9/1/15         1,337,220
      4,000        New Orleans, (AMBAC), 0.00%, 9/1/16         1,668,520
      1,500        New Orleans, (AMBAC), 0.00%, 9/1/17           586,575
------------------------------------------------------------------------
                                                             $ 3,834,987
------------------------------------------------------------------------
Insured-Hospital -- 0.8%
------------------------------------------------------------------------
     $  250        Terrebonne Parish, Hospital Service
                   District No. 1, (Terrebonne General
                   Medical Center), (AMBAC), 5.375%, 4/1/28  $   240,538
------------------------------------------------------------------------
                                                             $   240,538
------------------------------------------------------------------------
Insured-Housing -- 0.0%
------------------------------------------------------------------------
     $   80        East Baton Rouge Mortgage Finance
                   Authority, Single Family, (MBIA),
                   (GNMA/FNMA), 0.00%, 10/1/15               $    16,012
------------------------------------------------------------------------
                                                             $    16,012
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  345        Baton Rouge, Public Improvement, (FGIC),
                   4.75%, 8/1/17                             $   314,071
        500        Lafayette Parish, School District,
                   (FGIC), 4.60%, 4/1/18                         445,375

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                   $   439,935
      1,500        Louisiana Stadium and Exposition,
                   (FGIC), 5.00%, 7/1/26                       1,378,710
        350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     288,362
------------------------------------------------------------------------
                                                             $ 2,866,453
------------------------------------------------------------------------
Insured-Transportation -- 5.3%
------------------------------------------------------------------------
     $1,700        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,503,939
------------------------------------------------------------------------
                                                             $ 1,503,939
------------------------------------------------------------------------
Senior Living / Life Care -- 11.4%
------------------------------------------------------------------------
     $  500        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25            $   526,790
        500        Louisiana HFA, (Saint Dominic Assisted
                   Care Facility), (GNMA), 6.85%, 9/1/25         508,885
      1,000        Louisiana HFA, (Saint Joseph's Manor
                   Retirement Center), (GNMA),
                   7.80%, 12/1/35                              1,111,460
      1,150        Louisiana PFA, (Glen Retirement System),
                   6.70%, 12/1/25                              1,103,977
------------------------------------------------------------------------
                                                             $ 3,251,112
------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $  450        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(3)    $   397,166
------------------------------------------------------------------------
                                                             $   397,166
------------------------------------------------------------------------
Transportation -- 1.9%
------------------------------------------------------------------------
     $  500        Mississippi River Bridge Authority,
                   Bridge Revenue, 6.75%, 11/1/12(4)         $   529,060
------------------------------------------------------------------------
                                                             $   529,060
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $27,786,850)                             $27,907,198
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $   533,839
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $28,441,037
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 46.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.9% to 21.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2)  Security has been issued as a leveraged inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.6%
------------------------------------------------------------------------
     $1,250        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $ 1,273,850
------------------------------------------------------------------------
                                                             $ 1,273,850
------------------------------------------------------------------------
Education -- 9.8%
------------------------------------------------------------------------
     $1,500        Annapolis, EDA, (Saint Johns College),
                   5.50%, 10/1/23                            $ 1,356,615
      1,000        Maryland EDA, (Collegiate Housing -
                   Courtyard), 5.75%, 6/1/24                     944,930
        750        Maryland EDA, (Collegiate Housing -
                   Salisbury), 6.00%, 6/1/30                     704,940
      4,000        Maryland HEFA, (Johns Hopkins
                   University), 6.00%, 7/1/39                  4,239,200
        500        Montgomery County, EDA, (Bullis School),
                   5.60%, 11/1/18                                474,830
        350        Montgomery County, EDA, (Bullis School),
                   5.60%, 11/1/22                                324,845
------------------------------------------------------------------------
                                                             $ 8,045,360
------------------------------------------------------------------------
Electric Utilities -- 5.7%
------------------------------------------------------------------------
     $1,500        Calvert, Pollution Control Revenue,
                   (Baltimore Gas and Electric),
                   5.55%, 7/15/14                            $ 1,525,800
        750        Guam Power Authority, 6.625%, 10/1/14         830,370
      2,225        Prince George's County, Pollution
                   Control Revenue, (Potomac Electric),
                   6.375%, 1/15/23                             2,311,819
------------------------------------------------------------------------
                                                             $ 4,667,989
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.0%
------------------------------------------------------------------------
     $1,125        Baltimore, SFMR, (Inner Harbor),
                   Escrowed to Maturity, 8.00%, 12/1/10      $ 1,417,713
      2,500        Maryland HEFA, (Union Hospital of
                   Cecil), Prerefunded to 7/1/02,
                   6.70%, 7/1/22                               2,647,775
------------------------------------------------------------------------
                                                             $ 4,065,488
------------------------------------------------------------------------
General Obligations -- 2.0%
------------------------------------------------------------------------
     $1,000        Baltimore County, 4.75%, 7/1/13           $   979,710
      1,100        Puerto Rico, 0.00%, 7/1/16                    477,543
        190        Worcester, Sanitary District,
                   6.55%, 8/15/17                                198,521
------------------------------------------------------------------------
                                                             $ 1,655,774
------------------------------------------------------------------------
Hospital -- 10.2%
------------------------------------------------------------------------
     $  465        Berlin, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $   480,382
      1,000        Maryland HEFA, (Doctors Community
                   Hospital), 5.50%, 7/1/24                      798,910
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,175        Maryland HEFA, (Good Samaritan
                   Hospital), 5.75%, 7/1/19                  $ 1,195,433
      3,000        Maryland HEFA, (Johns Hopkins Hospital),
                   4.50%, 5/15/35                              2,446,830
      1,000        Maryland HEFA, (Kennedy Krieger Issue),
                   5.125%, 7/1/22                                767,800
        800        Maryland HEFA, (University of Maryland
                   Medical System), 6.75%, 7/1/30                819,664
      1,355        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/13(1)                             474,494
      3,800        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/23(1)                           1,330,760
------------------------------------------------------------------------
                                                             $ 8,314,273
------------------------------------------------------------------------
Housing -- 9.6%
------------------------------------------------------------------------
     $1,000        Maryland Community Development
                   Administration Multifamily, FHA, (AMT),
                   6.70%, 5/15/36                            $ 1,040,300
      2,985        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.75%, 4/1/26                               3,052,819
        665        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/22                                 684,657
        730        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/24                                 751,579
      1,000        Montgomery County, Housing Opportunities
                   Commission, SFMR, 0.00%, 7/1/28               190,850
      2,160        Prince George's County, Housing
                   Authority, (Langely Gardens), (AMT),
                   5.875%, 2/20/39                             2,091,269
------------------------------------------------------------------------
                                                             $ 7,811,474
------------------------------------------------------------------------
Industrial Development Revenue -- 7.3%
------------------------------------------------------------------------
     $1,350        Allegany, Pollution Control Revenue,
                   (Westvaco Corp.), 6.20%, 1/1/08           $ 1,433,471
      2,000        Baltimore, Port Facilities,
                   (Consolidated Coal Sales Co. - E.I. du
                   Pont de Nemours), 6.50%, 10/1/11            2,109,640
      1,425        Frederick, EDA, (Cargill, Inc.),
                   6.30%, 11/1/09                              1,502,549
      1,000        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                 910,130
------------------------------------------------------------------------
                                                             $ 5,955,790
------------------------------------------------------------------------
Insured-Education -- 8.2%
------------------------------------------------------------------------
     $  460        Maryland HEFA, (College Of Notre Dame),
                   (MBIA), 5.30%, 10/1/18                    $   462,374
      1,000        Maryland HEFA, (Loyola College), (MBIA),
                   5.00%, 10/1/39                                919,960
      4,100        Maryland HEFA, (Loyola College), (MBIA),
                   5.375%, 10/1/26                             3,998,771
      1,200        Morgan State University, Academic and
                   Facilities, (MBIA), 6.10%, 7/1/20           1,315,128
------------------------------------------------------------------------
                                                             $ 6,696,233
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.4%
------------------------------------------------------------------------
     $1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                      $   916,300
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      268,438
------------------------------------------------------------------------
                                                             $ 1,184,738
------------------------------------------------------------------------
Insured-General Obligations -- 3.2%
------------------------------------------------------------------------
     $2,700        Baltimore County, (FSA), 5.25%, 10/15/20  $ 2,639,169
------------------------------------------------------------------------
                                                             $ 2,639,169
------------------------------------------------------------------------
Insured-Hospital -- 13.0%
------------------------------------------------------------------------
     $3,000        Maryland HEFA, (Helix Health Issue),
                   (AMBAC), 5.00%, 7/1/27                    $ 2,804,580
        990        Maryland HEFA, (Johns Hopkins
                   Medicine-Howard County General Hospital
                   Acquisition), (MBIA), 5.00%, 7/1/29           915,394
      3,850        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                     3,567,949
      3,150        Puerto Rico ITEM & EC, (Auxilio Mutuo
                   Obligated Group), (MBIA), 6.25%, 7/1/24     3,301,169
------------------------------------------------------------------------
                                                             $10,589,092
------------------------------------------------------------------------
Insured-Housing -- 0.6%
------------------------------------------------------------------------
     $  500        Prince George's County, (Keystone
                   Apartments), FHA, (MBIA), 6.80%, 7/1/25   $   515,360
------------------------------------------------------------------------
                                                             $   515,360
------------------------------------------------------------------------
Insured-Solid Waste -- 6.4%
------------------------------------------------------------------------
     $5,000        NE Maryland Solid Waste Disposal,
                   (MBIA), (AMT), 6.30%, 7/1/16              $ 5,201,450
------------------------------------------------------------------------
                                                             $ 5,201,450
------------------------------------------------------------------------
Insured-Transportation -- 3.7%
------------------------------------------------------------------------
     $2,000        Baltimore, International Airport,
                   (FGIC), (AMT), 6.25%, 7/1/14              $ 2,106,600
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28             941,290
------------------------------------------------------------------------
                                                             $ 3,047,890
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,000        Baltimore, Wastewater, (FGIC),
                   5.00%, 7/1/22                             $   950,840
      2,000        Baltimore, Wastewater, (MBIA),
                   5.65%, 7/1/20                               2,065,200
------------------------------------------------------------------------
                                                             $ 3,016,040
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Solid Waste -- 2.1%
------------------------------------------------------------------------
     $2,000        Northeast Waste Disposal Authority,
                   Resources Recovery Revenue, (Baltimore
                   Resco Retrofit), (AMT), 4.75%, 1/1/12     $ 1,703,500
------------------------------------------------------------------------
                                                             $ 1,703,500
------------------------------------------------------------------------
Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $1,000        Frederick County, Urbana Community
                   Development Authority, 6.625%, 7/1/25     $   977,280
      1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(3)        882,590
------------------------------------------------------------------------
                                                             $ 1,859,870
------------------------------------------------------------------------
Transportation -- 1.0%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                  $   503,275
        335        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        337,767
------------------------------------------------------------------------
                                                             $   841,042
------------------------------------------------------------------------
Water and Sewer -- 1.3%
------------------------------------------------------------------------
     $1,000        Maryland Water Quality Financing
                   Administration Revolving Loan Fund,
                   6.55%, 9/1/14                             $ 1,047,450
------------------------------------------------------------------------
                                                             $ 1,047,450
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $83,635,854)                             $80,131,832
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $ 1,544,030
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $81,675,862
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 41.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.8% to 23.3% of total investments.

 (1)  Non-income producing security.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.8%
------------------------------------------------------------------------
     $  875        Kansas City IDA, (Kingswood United
                   Methodist Manor), Prerefunded to
                   11/15/03, 9.00%, 11/15/13                 $   999,521
      1,000        Lake of The Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25                              1,118,440
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,108,525
        575        Missouri HEFA, (Saint Louis Children's),
                   (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                                396,273
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                                 999,400
------------------------------------------------------------------------
                                                             $ 4,622,159
------------------------------------------------------------------------
Hospital -- 14.7%
------------------------------------------------------------------------
     $2,200        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 2,205,148
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,301,640
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                824,310
      1,900        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,848,852
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             475,537
      1,250        Taney County IDA, (The Skaggs Community
                   Hospital Association), 5.30%, 5/15/18       1,046,100
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                      958,075
------------------------------------------------------------------------
                                                             $ 8,659,662
------------------------------------------------------------------------
Housing -- 5.0%
------------------------------------------------------------------------
     $1,000        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   994,820
        720        Missouri Housing Development Authority,
                   SFMR, (GNMA), 6.45%, 9/1/27                   740,808
        445        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24            455,555
        680        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            741,520
------------------------------------------------------------------------
                                                             $ 2,932,703
------------------------------------------------------------------------
Industrial Development Revenue -- 13.0%
------------------------------------------------------------------------
     $1,035        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $ 1,037,298
      1,235        Kansas City IDA, (Airline Cargo
                   Facilities), 8.50%, 1/1/17                  1,320,907
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $2,500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                            $ 2,364,050
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid Company), 5.80%, 9/1/09            1,223,580
      1,000        Saint Louis IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                      1,006,870
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       737,970
------------------------------------------------------------------------
                                                             $ 7,690,675
------------------------------------------------------------------------
Insured-Education -- 2.6%
------------------------------------------------------------------------
     $1,750        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,547,157
------------------------------------------------------------------------
                                                             $ 1,547,157
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.8%
------------------------------------------------------------------------
     $2,750        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 2,638,515
        700        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      751,625
------------------------------------------------------------------------
                                                             $ 3,390,140
------------------------------------------------------------------------
Insured-General Obligations -- 2.4%
------------------------------------------------------------------------
     $  500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $   525,625
      2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16       867,780
------------------------------------------------------------------------
                                                             $ 1,393,405
------------------------------------------------------------------------
Insured-Hospital -- 10.9%
------------------------------------------------------------------------
     $  905        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/12            $   948,865
        800        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/19                829,384
      1,500        Missouri HEFA, (Heartland Health),
                   (AMBAC), 6.35%, 11/15/17                    1,554,135
      9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20              3,081,135
------------------------------------------------------------------------
                                                             $ 6,413,519
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 2.7%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,598,760
------------------------------------------------------------------------
                                                             $ 1,598,760
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.5%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   576,723
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          890,590
------------------------------------------------------------------------
                                                             $ 1,467,313
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $1,500        Bi-State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                             $ 1,377,675
        910        Saint Louis, Airport Revenue, (Lambert
                   International Airport), (FGIC),
                   6.00%, 7/1/14                                 973,199
------------------------------------------------------------------------
                                                             $ 2,350,874
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.7%
------------------------------------------------------------------------
     $1,000        Missouri Regional Convention and Sports
                   Complex Authority, 5.50%, 8/15/21         $   982,280
      1,750        Saint Louis County, Regional Convention
                   and Sports Complex Authority,
                   5.50%, 8/15/13                              1,775,305
------------------------------------------------------------------------
                                                             $ 2,757,585
------------------------------------------------------------------------
Nursing Home -- 6.4%
------------------------------------------------------------------------
     $1,000        Kansas City IDA, (Beverly Enterprises),
                   8.00%, 12/1/02                            $ 1,017,930
        500        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05           508,205
      1,000        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12          1,054,350
      1,500        Saint Louis County IDA, (Nazareth
                   Living), 5.625%, 8/15/29                    1,178,145
------------------------------------------------------------------------
                                                             $ 3,758,630
------------------------------------------------------------------------
Pooled Loans -- 4.7%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,777,665
------------------------------------------------------------------------
                                                             $ 2,777,665
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  300        Cass County, (Fox Springs Living
                   Center), 7.375%, 10/1/22                  $   307,428
      1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               838,330
      2,000        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                   1,909,400
------------------------------------------------------------------------
                                                             $ 3,055,158
------------------------------------------------------------------------
Transportation -- 2.6%
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, 6.625%, 7/1/12                 $ 1,048,300
        500        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        504,130
------------------------------------------------------------------------
                                                             $ 1,552,430
------------------------------------------------------------------------
Water and Sewer -- 3.1%
------------------------------------------------------------------------
     $1,000        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   0.00%, 1/1/14                             $   485,710
      1,250        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   7.20%, 7/1/16                               1,364,738
------------------------------------------------------------------------
                                                             $ 1,850,448
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $56,833,666)                             $57,818,283
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $ 1,108,294
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $58,926,577
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 32.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.2% to 12.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 4.8%
-------------------------------------------------------------------------
     $1,000        North Carolina Educational Facilities
                   Finance Agency, (Duke University),
                   6.75%, 10/1/21                            $  1,043,280
      8,410        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/17                          3,375,353
      2,500        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/19                            887,550
-------------------------------------------------------------------------
                                                             $  5,306,183
-------------------------------------------------------------------------
Electric Utilities -- 13.3%
-------------------------------------------------------------------------
     $1,015        Chatham County Industrial Facilities and
                   Pollution, (Carolina Power and Light),
                   6.30%, 6/15/14                            $  1,062,045
      1,250        North Carolina Eastern Municipal Power
                   Agency, 6.75%, 1/1/26                        1,293,062
      2,000        North Carolina Eastern Municipal Power
                   Authority, 5.00%, 1/1/17                     1,940,340
      5,000        North Carolina Eastern Municipal Power
                   Authority, 6.125%, 1/1/09                    5,219,800
      3,500        North Carolina Municipal Power Agency,
                   6.50%, 1/1/20                                3,581,550
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  815,620
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  815,620
-------------------------------------------------------------------------
                                                             $ 14,728,037
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
-------------------------------------------------------------------------
     $1,000        Virgin Islands Public Finance Authority,
                   Prerefunded to 10/1/02, 7.25%, 10/1/18    $  1,080,300
        210        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                  217,522
-------------------------------------------------------------------------
                                                             $  1,297,822
-------------------------------------------------------------------------
General Obligations -- 5.2%
-------------------------------------------------------------------------
     $1,000        Charlotte, 5.60%, 6/1/20                  $  1,032,130
      1,000        New Hanover County, 5.75%, 11/1/17           1,054,390
      3,550        North Carolina Capital Improvements,
                   4.75%, 2/1/12                                3,511,340
        500        Puerto Rico, 0.00%, 7/1/17                     203,905
-------------------------------------------------------------------------
                                                             $  5,801,765
-------------------------------------------------------------------------
Hospital -- 12.1%
-------------------------------------------------------------------------
     $2,090        Charlotte-Mecklenberg Hospital,
                   0.00%, 1/1/06                             $  1,622,007
      2,000        Charlotte-Mecklenberg Hospital,
                   5.125%, 1/15/22                              1,857,640
      1,500        North Carolina Medical Care Commission,
                   (Annie Penn Memorial Hospital),
                   5.375%, 1/1/22                               1,184,550
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $3,400        North Carolina Medical Care Commission,
                   (Duke University Hospital),
                   0.00%, 6/1/09                             $  2,166,752
      1,000        North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29           861,260
        500        North Carolina Medical Care Commission,
                   (Halifax Regional Medical Center),
                   5.00%, 8/15/24                                 381,770
      2,000        North Carolina Medical Care Commission,
                   (North Carolina Baptist Hospital),
                   6.00%, 6/1/22                                2,020,800
      1,750        North Carolina Medical Care Commission,
                   (Pitt County Memorial Hospital),
                   4.75%, 12/1/28                               1,488,742
      1,700        North Carolina Medical Care Commission,
                   (Presbyterian Health Services),
                   6.00%, 10/1/24                               1,788,570
-------------------------------------------------------------------------
                                                             $ 13,372,091
-------------------------------------------------------------------------
Housing -- 13.0%
-------------------------------------------------------------------------
     $1,900        Charlotte Housing Authority, Double
                   Oaks, FHA, (FNMA), 7.35%, 5/15/26         $  2,032,012
      2,500        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                         2,530,875
      1,780        North Carolina HFA, MFMR, (AMT),
                   6.45%, 9/1/27                                1,817,060
      1,000        North Carolina HFA, SFMR, (AMT),
                   6.30%, 3/1/26                                1,014,290
      1,965        North Carolina HFA, SFMR, (AMT),
                   6.60%, 9/1/26                                2,010,785
      3,235        North Carolina HFA, SFMR, (AMT),
                   6.70%, 9/1/26                                3,362,136
        590        North Carolina HFA, SFMR, (AMT),
                   7.05%, 9/1/20                                  612,231
      1,000        Raleigh Housing Authority, Multifamily,
                   (Cedar Point), 7.00%, 11/1/30                  936,480
-------------------------------------------------------------------------
                                                             $ 14,315,869
-------------------------------------------------------------------------
Industrial Development Revenue -- 15.2%
-------------------------------------------------------------------------
     $5,500        Columbus County, Industrial Facility and
                   Pollution Control Financing,
                   (International Paper Co.), (AMT),
                   6.15%, 4/1/21                             $  5,543,725
      2,750        Haywood County IDA, (Champion
                   International Corp.), (AMT),
                   5.50%, 10/1/18(1)                            2,539,460
      1,500        Haywood County IDA, (Champion
                   International Corp.), (AMT),
                   5.75%, 12/1/25                               1,390,890
      3,750        Martin County IDA, (Weyerhaeuser Co.),
                   (AMT), 6.80%, 5/1/24                         3,874,650
      2,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26              2,553,525
        850        Robeson County, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Campbell Soup Co.),
                   6.40%, 12/1/06                                 931,005
-------------------------------------------------------------------------
                                                             $ 16,833,255
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Education -- 1.5%
-------------------------------------------------------------------------
     $1,900        University of North Carolina, (MBIA),
                   4.50%, 10/1/18                            $  1,678,992
-------------------------------------------------------------------------
                                                             $  1,678,992
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.3%
-------------------------------------------------------------------------
     $4,000        North Carolina Eastern Municipal Power
                   Authority, (Catawba Electric), (MBIA),
                   Variable Rate, 1/1/12(2)                  $  4,085,000
      1,500        North Carolina Eastern Municipal Power
                   Authority, (FSA), Variable Rate,
                   1/1/19(2)(3)                                 1,509,660
      1,000        North Carolina Eastern Municipal Power
                   Authority, (MBIA), 5.375%, 1/1/24              972,720
      1,400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(2)     1,466,500
-------------------------------------------------------------------------
                                                             $  8,033,880
-------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
-------------------------------------------------------------------------
     $3,500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(2)(3)                              $  3,679,375
-------------------------------------------------------------------------
                                                             $  3,679,375
-------------------------------------------------------------------------
Insured-Hospital -- 6.0%
-------------------------------------------------------------------------
     $  500        Cumberland County Hospital, (MBIA),
                   0.00%, 10/1/09                            $    321,825
        935        North Carolina Medical Care Commission,
                   (Memorial Mission Hospital), (FSA),
                   0.00%, 10/1/06                                 702,307
      5,000        North Carolina Medical Care Commission,
                   (Saint Joseph's Medical Center),
                   (AMBAC), 5.10%, 10/1/14                      4,923,350
      1,500        North Carolina Medical Care Commission,
                   (Wilson Memorial Hospital), (AMBAC),
                   0.00%, 11/1/15                                 663,615
-------------------------------------------------------------------------
                                                             $  6,611,097
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.5%
-------------------------------------------------------------------------
     $2,150        Charlotte, Convention Facility, (AMBAC),
                   5.25%, 12/1/13                            $  2,171,909
      1,575        Franklin, County Jail, (FGIC),
                   6.625%, 6/1/14                               1,721,837
      1,000        Mooresville School District, (AMBAC),
                   6.35%, 10/1/14                               1,053,080
-------------------------------------------------------------------------
                                                             $  4,946,826
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
-------------------------------------------------------------------------
     $2,750        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  2,588,548
-------------------------------------------------------------------------
                                                             $  2,588,548
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.8%
-------------------------------------------------------------------------
     $  500        Buncombe County, 6.625%, 12/1/10          $    532,885
      2,400        Greensboro, Greensboro Coliseum Arena,
                   6.75%, 12/1/09                               2,515,368
-------------------------------------------------------------------------
                                                             $  3,048,253
-------------------------------------------------------------------------
Transportation -- 3.7%
-------------------------------------------------------------------------
     $3,000        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $  2,748,630
      1,375        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     1,384,006
-------------------------------------------------------------------------
                                                             $  4,132,636
-------------------------------------------------------------------------
Water and Sewer -- 2.0%
-------------------------------------------------------------------------
     $  175        Eden, Water and Sewer Bonds, (AMT),
                   6.75%, 6/1/08                             $    184,291
      2,000        Orange County, Water and Sewer,
                   5.20%, 7/1/16                                1,983,880
-------------------------------------------------------------------------
                                                             $  2,168,171
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $103,430,595)                            $108,542,800
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $  1,950,324
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $110,493,124
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 25.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 10.5% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $2,000        Western Generation Agency, (Wauna
                   Cogeneration), (AMT), 7.40%, 1/1/16       $ 2,074,900
------------------------------------------------------------------------
                                                             $ 2,074,900
------------------------------------------------------------------------
Education -- 1.2%
------------------------------------------------------------------------
     $1,000        Salem EFA, (Willamette University),
                   6.10%, 4/1/14                             $ 1,036,850
------------------------------------------------------------------------
                                                             $ 1,036,850
------------------------------------------------------------------------
Electric Utilities -- 5.2%
------------------------------------------------------------------------
     $3,365        Eugene, Trojan Nuclear Power,
                   5.90%, 9/1/09                             $ 3,386,872
      1,000        Northern Wasco County, (Bonneville Power
                   Administration), 5.20%, 12/1/24               959,350
------------------------------------------------------------------------
                                                             $ 4,346,222
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
------------------------------------------------------------------------
     $2,000        Medford, Rogue Valley Memorial Hospital,
                   Escrowed to Maturity, 6.25%, 12/1/07      $ 2,166,080
------------------------------------------------------------------------
                                                             $ 2,166,080
------------------------------------------------------------------------
General Obligations -- 16.2%
------------------------------------------------------------------------
     $  500        Clackamas County, School District #86,
                   5.25%, 6/15/20                            $   488,825
        700        Lane County, Eugene School District,
                   5.375%, 7/1/13                                706,160
      1,000        Oregon Board of Higher Education,
                   6.00%, 10/15/18                             1,015,310
      1,250        Oregon Elderly and Disabled Housing,
                   6.375%, 8/1/24                              1,298,125
      4,610        Oregon Elderly and Disabled Housing,
                   (AMT), 5.65%, 8/1/26                        4,616,592
      1,395        Oregon Veterans Welfare, 5.90%, 10/1/17     1,453,130
      4,850        Puerto Rico, 0.00%, 7/1/17                  1,977,878
      2,250        Puerto Rico, 4.75%, 7/1/23                  2,017,103
------------------------------------------------------------------------
                                                             $13,573,123
------------------------------------------------------------------------
Housing -- 23.5%
------------------------------------------------------------------------
     $2,105        Hood River County, Health Facilities
                   Authority, Elderly Housing Revenue,
                   (Down Manor), 6.50%, 1/1/17               $ 1,941,799
      1,000        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 8/15/29                                930,780
        750        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 5.70%, 7/1/29        734,348
      1,500        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 6.20%, 7/1/28      1,513,725
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $1,815        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.20%, 7/1/27    $ 1,860,012
      1,530        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.40%, 7/1/26      1,581,898
      1,975        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.45%, 7/1/26      2,047,502
      3,710        Portland Housing Authority, MFMR, (Berry
                   Ridge), (AMT), 6.30%, 5/1/29                3,755,410
      2,875        Portland Housing Authority, MFMR,
                   (Cherry Blossom), (AMT),
                   6.20%, 12/20/36                             2,892,825
      1,000        Portland Housing Authority, MFMR,
                   (Village Court), 6.00%, 1/1/27                994,660
      1,500        Washington County Housing Authority,
                   MFMR, (Bethany Meadows), (AMT),
                   5.85%, 9/1/27                               1,462,275
------------------------------------------------------------------------
                                                             $19,715,234
------------------------------------------------------------------------
Industrial Development Revenue -- 12.3%
------------------------------------------------------------------------
     $3,750        Oregon EDA, (Georgia Pacific), (AMT),
                   5.70%, 12/1/25                            $ 3,467,025
      1,500        Oregon Solid Waste Disposal, (USG
                   Corp.), 6.40%, 12/1/29                      1,519,005
      3,500        Port of Astoria, Pollution Control
                   Revenue, (James River Corp.),
                   6.55%, 2/1/15                               3,500,665
        750        Port of Portland, (Ash Grove Cement
                   Co.), 7.25%, 10/1/09                          780,578
      1,000        Port of Portland, (North Portland Crown
                   Zellerbach Corp.), 6.125%, 5/15/08          1,001,380
------------------------------------------------------------------------
                                                             $10,268,653
------------------------------------------------------------------------
Insured-Education -- 5.0%
------------------------------------------------------------------------
     $4,850        Oregon Health Science University,
                   (MBIA), 0.00%, 7/1/21                     $ 1,525,422
      1,000        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.00%, 10/1/13                              1,063,710
      1,500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.125%, 10/1/24                             1,558,425
------------------------------------------------------------------------
                                                             $ 4,147,557
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
------------------------------------------------------------------------
     $1,000        Emerald People's Utility District,
                   Electric System, (AMBAC), 5.75%, 11/1/16  $ 1,021,220
      2,800        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        2,531,368

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $5,300        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $ 2,204,376
        500        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      536,875
------------------------------------------------------------------------
                                                             $ 6,293,839
------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
------------------------------------------------------------------------
     $1,000        Columbia School District No. 502,
                   (FGIC), 0.00%, 6/1/17                     $   403,660
      1,000        Salem-Keizer School District No. 24J,
                   (FGIC), 5.00%, 6/1/17                         966,340
      2,000        Umatilla County School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/14(1)(2)                               1,917,500
------------------------------------------------------------------------
                                                             $ 3,287,500
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.6%
------------------------------------------------------------------------
     $1,250        Oregon Department of General Services,
                   Real Property Financing Program,
                   (AMBAC), 6.25%, 9/1/15                    $ 1,299,550
------------------------------------------------------------------------
                                                             $ 1,299,550
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.8%
------------------------------------------------------------------------
     $1,000        Portland, Arena Natural Gas Tax Revenue,
                   (AMBAC), 0.00%, 6/1/17                    $   368,650
      1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                   1,153,446
------------------------------------------------------------------------
                                                             $ 1,522,096
------------------------------------------------------------------------
Insured-Transportation -- 4.5%
------------------------------------------------------------------------
     $1,000        Oregon Department of Transportation,
                   (Westside Light Rail), (MBIA),
                   6.25%, 6/1/09                             $ 1,070,690
        750        Port of Portland, (Portland
                   International Airport), (FGIC), (AMT),
                   5.00%, 7/1/28                                 683,910
      2,000        Port of Portland, (Portland
                   International Airport), (FGIC), (AMT),
                   6.00%, 7/1/23                               2,019,200
------------------------------------------------------------------------
                                                             $ 3,773,800
------------------------------------------------------------------------
Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $1,000        Union, Facility Revenue, (Buffalo Peak
                   Golf Club), 6.75%, 7/1/24                 $   983,600
------------------------------------------------------------------------
                                                             $   983,600
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 2.4%
------------------------------------------------------------------------
     $2,000        Tri-County Metropolitan Transportation
                   District, Limited Tax Pledge,
                   5.70%, 8/1/13                             $ 2,038,160
------------------------------------------------------------------------
                                                             $ 2,038,160
------------------------------------------------------------------------
Transportation -- 4.4%
------------------------------------------------------------------------
     $1,500        Port of Portland, Special Obligation
                   Revenue Bonds, (Delta Airlines, Inc.),
                   (AMT), 6.20%, 9/1/22                      $ 1,466,580
        500        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38                      433,115
      2,000        Tri-County Metropolitan Transportation
                   District, Variable Rate, 8/1/19(1)(2)       1,818,500
------------------------------------------------------------------------
                                                             $ 3,718,195
------------------------------------------------------------------------
Water and Sewer -- 2.6%
------------------------------------------------------------------------
     $2,000        Clackamas County, Water Revenue,
                   6.375%, 10/1/14                           $ 2,139,920
------------------------------------------------------------------------
                                                             $ 2,139,920
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $80,731,232)                             $82,385,279
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,327,154
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $83,712,433
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 24.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 11.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 6.2%
------------------------------------------------------------------------
     $  500        Berkeley County, (South Carolina
                   Electric and Gas Co.), 6.50%, 10/1/14     $   525,770
      1,150        Darlington County, (Carolina Power and
                   Light Co.), 6.60%, 11/1/10                  1,222,898
        500        Piedmont Municipal Power Agency,
                   Electric Revenue, 5.25%, 1/1/21               427,480
------------------------------------------------------------------------
                                                             $ 2,176,148
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.3%
------------------------------------------------------------------------
     $  750        Myrtle Beach Convention Center,
                   Prerefunded to 7/1/02, 6.875%, 7/1/17     $   796,275
------------------------------------------------------------------------
                                                             $   796,275
------------------------------------------------------------------------
General Obligations -- 4.4%
------------------------------------------------------------------------
     $  695        Kershaw County, School District,
                   5.00%, 2/1/18                             $   668,006
        500        Puerto Rico, 0.00%, 7/1/18                    191,655
        270        Puerto Rico, 4.50%, 7/1/23                    232,130
        500        Puerto Rico, 4.75%, 7/1/23                    448,245
------------------------------------------------------------------------
                                                             $ 1,540,036
------------------------------------------------------------------------
Hospital -- 7.4%
------------------------------------------------------------------------
     $1,305        Horry County, (Conway Hospital),
                   6.75%, 7/1/12                             $ 1,360,423
      1,500        Loris, Community Hospital District,
                   5.625%, 1/1/29                              1,228,260
------------------------------------------------------------------------
                                                             $ 2,588,683
------------------------------------------------------------------------
Housing -- 9.2%
------------------------------------------------------------------------
     $1,280        South Carolina Housing Finance
                   Authority, MFMR, (Runaway Bay
                   Apartments), 6.20%, 12/1/20               $ 1,293,235
        445        South Carolina Housing Finance
                   Authority, SFMR, 6.375%, 7/1/16               462,813
      1,450        South Carolina Housing Finance
                   Authority, SFMR, 6.45%, 7/1/17              1,485,148
------------------------------------------------------------------------
                                                             $ 3,241,196
------------------------------------------------------------------------
Industrial Development Revenue -- 18.4%
------------------------------------------------------------------------
     $  500        Charleston County IDA, (Zeigler Coal),
                   6.95%, 8/10/28                            $   245,000
      1,500        Darlington County, (Nucor Corp.), (AMT),
                   5.75%, 8/1/23                               1,476,465
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,000        Darlington County, (Sonoco Products),
                   6.00%, 4/1/26                             $   994,120
        410        Florence County, (Stone Container Co.),
                   7.375%, 2/1/07                                412,153
      1,000        Georgetown County, (International Paper
                   Co.), 5.70%, 10/1/21                          932,660
      1,000        Richland County, (Union Camp Corp.),
                   (AMT), 6.75%, 5/1/22                        1,013,440
      1,500        York County, (Hoechst Celanese Corp.),
                   (AMT), 5.70%, 1/1/24                        1,366,770
------------------------------------------------------------------------
                                                             $ 6,440,608
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.0%
------------------------------------------------------------------------
     $1,000        Piedmont Municipal Power Agency,
                   Electric Revenue, (MBIA), 4.00%, 1/1/23   $   782,980
        195        Piedmont Municipal Power Agency,
                   Electric Revenue, (MBIA), 6.30%, 1/1/14       204,970
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          904,060
      2,500        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                       1,039,800
        250        South Carolina Public Service Authority,
                   (AMBAC), 6.375%, 7/1/21                       259,290
        750        South Carolina Public Service Authority,
                   (MBIA), 5.00%, 1/1/29                         677,063
------------------------------------------------------------------------
                                                             $ 3,868,163
------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
------------------------------------------------------------------------
     $1,000        Lancaster County, School District,
                   (FSA), 4.75%, 3/1/18                      $   922,210
------------------------------------------------------------------------
                                                             $   922,210
------------------------------------------------------------------------
Insured-Hospital -- 8.5%
------------------------------------------------------------------------
     $1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   5.45%, 8/1/15                             $   989,890
      1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   Variable Rate, 8/1/15(1)                      978,750
      1,000        South Carolina Jobs Economic Development
                   Authority, (Oconee Memorial Hospital),
                   (CLEE), 6.15%, 3/1/25                       1,026,830
------------------------------------------------------------------------
                                                             $ 2,995,470
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.5%
------------------------------------------------------------------------
     $  500        Charleston County, (Charleston Public
                   Facilities Corp.), (MBIA), 6.10%, 6/1/11  $   532,345
      1,000        Florence County, (Law Enforcement
                   Center), (AMBAC), 6.00%, 3/1/14             1,048,740
------------------------------------------------------------------------
                                                             $ 1,581,085
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
------------------------------------------------------------------------
     $  260        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   214,211
------------------------------------------------------------------------
                                                             $   214,211
------------------------------------------------------------------------
Insured-Transportation -- 1.9%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   663,503
------------------------------------------------------------------------
                                                             $   663,503
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.8%
------------------------------------------------------------------------
     $2,000        Charleston, Waterworks and Sewer
                   Revenue, (FGIC), 4.50%, 1/1/24            $ 1,695,680
        500        Edgefield County, Water and Sewer
                   Authority, (FGIC), 5.00%, 1/1/28              457,905
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/26                         460,485
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/28                         458,355
------------------------------------------------------------------------
                                                             $ 3,072,425
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $  750        Lexington County School District,
                   6.90%, 7/1/08                             $   807,218
------------------------------------------------------------------------
                                                             $   807,218
------------------------------------------------------------------------
Pooled Loans -- 3.0%
------------------------------------------------------------------------
     $1,000        South Carolina Education Authority,
                   Student Loan, (AMT), 6.30%, 9/1/08        $ 1,047,230
------------------------------------------------------------------------
                                                             $ 1,047,230
------------------------------------------------------------------------
Solid Waste -- 4.6%
------------------------------------------------------------------------
     $1,500        Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT),
                   7.55%, 11/1/24                            $ 1,595,580
------------------------------------------------------------------------
                                                             $ 1,595,580
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 2.2%
------------------------------------------------------------------------
     $1,000        Connector 2000 Association Inc., Bridge
                   & Toll Road Revenue, (Southern
                   Connector), 5.25%, 1/1/23                 $   774,340
------------------------------------------------------------------------
                                                             $   774,340
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $34,105,563)                             $34,324,381
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   745,348
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $35,069,729
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 38.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 12.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 5.3%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Belmont University),
                   6.40%, 12/1/19                            $ 1,030,490
      1,500        Metropolitan Government of Nashville and
                   Davidson County, (Vanderbilt
                   University), 5.00%, 10/1/28                 1,372,890
------------------------------------------------------------------------
                                                             $ 2,403,380
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.9%
------------------------------------------------------------------------
     $1,000        Johnson, School District Sales Tax,
                   (AMBAC), Prerefunded to 5/1/06,
                   6.70%, 5/1/21                             $ 1,109,150
      1,500        Shelby County, (Lebonheur Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.50%, 8/15/12                              1,557,120
------------------------------------------------------------------------
                                                             $ 2,666,270
------------------------------------------------------------------------
General Obligations -- 2.2%
------------------------------------------------------------------------
     $1,000        Shelby County, 5.125%, 3/1/16             $ 1,014,120
------------------------------------------------------------------------
                                                             $ 1,014,120
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $  250        Knox County, HEFA, (Mercy Health
                   System), 6.50%, 10/1/12                   $   249,775
        750        Metropolitan Government of Nashville and
                   Davidson County, (Charity Obligated
                   Group), 5.125%, 11/1/27                       770,085
      1,000        Montgomery County, (Clarksville Regional
                   Health System), 5.375%, 1/1/28                798,060
      1,000        Sumner County, (Sumner Regional Health
                   Systems), 7.50%, 11/1/14                    1,104,190
------------------------------------------------------------------------
                                                             $ 2,922,110
------------------------------------------------------------------------
Housing -- 10.4%
------------------------------------------------------------------------
     $  750        Knoxville Community Development Corp.,
                   (Clinton Towers), 6.65%, 10/15/10         $   767,227
      1,000        Metropolitan Government of Nashville and
                   Davidson County, (The Park at
                   Hermitage), 5.90%, 2/1/19                     971,540
      1,000        Tennessee Housing Development Agency,
                   5.375%, 7/1/23                                955,630
        985        Tennessee Housing Development Agency,
                   5.85%, 7/1/13                               1,007,162
      1,000        Tennessee Housing Development Agency,
                   (AMT), 5.75%, 7/1/24                        1,001,160
------------------------------------------------------------------------
                                                             $ 4,702,719
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 22.9%
------------------------------------------------------------------------
     $1,000        Chattanooga, (E.I. du Pont de Nemours
                   and Co.), 6.35%, 7/1/22                   $ 1,046,920
        500        Hardeman County, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17              517,485
      1,000        Humphreys County, (E.I. du Pont de
                   Nemours and Co.), (AMT), 6.70%, 5/1/24      1,072,040
        400        Knox County, Industrial Development
                   Board Revenue (Melrose Place Ltd),
                   6.875%, 12/1/14                               386,748
      1,000        Loudon County, (Kimberly-Clark Corp.),
                   (AMT), 6.20%, 2/1/23                        1,020,280
      1,250        Maury County, (Saturn Corp.),
                   6.50%, 9/1/24                               1,292,850
      1,500        McMinn County, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22       1,554,840
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express Corp.), 6.75%, 9/1/12      1,043,060
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express Corp.), (AMT),
                   6.20%, 7/1/14                               1,003,780
        500        Metropolitan Government of Nashville and
                   Davidson County, (Osco Treatment
                   Systems), (AMT), 6.00%, 5/1/03(4)             382,460
      1,000        South Fulton County, (Tyson Foods Co.),
                   (AMT), 6.40%, 10/1/20                       1,010,690
------------------------------------------------------------------------
                                                             $10,331,153
------------------------------------------------------------------------
Insured-Education -- 5.0%
------------------------------------------------------------------------
     $1,230        Metropolitan Government of Nashville and
                   Davidson County, HEFA, (Meharry Medical
                   College), (AMBAC), 6.00%, 12/1/19         $ 1,318,314
      1,000        Metropolitan Government of Nashville and
                   Davidson County, HEFA, (Meharry Medical
                   College), (AMBAC), 5.00%, 12/1/24             917,740
------------------------------------------------------------------------
                                                             $ 2,236,054
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.2%
------------------------------------------------------------------------
     $1,000        Lawrenceburg, Electric Revenues, (MBIA),
                   6.625%, 7/1/18                            $ 1,152,180
      1,750        Madison County Suburban Utility
                   District, (MBIA), 5.00%, 2/1/19             1,650,373
        400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      429,500
------------------------------------------------------------------------
                                                             $ 3,232,053
------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
------------------------------------------------------------------------
     $1,425        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/19                      $   495,857

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $2,500        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/20                      $   817,600
------------------------------------------------------------------------
                                                             $ 1,313,457
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
     $  500        Bristol, (Bristol Memorial Hospital),
                   (FGIC), 6.75%, 9/1/10                     $   573,080
        250        Chattanooga, (Memorial Hospital),
                   (MBIA), 6.625%, 9/1/09                        285,483
      1,500        Chattanooga-Hamilton County, (Erlanger
                   Medical Center), (MBIA), 5.00%, 10/1/28     1,351,395
------------------------------------------------------------------------
                                                             $ 2,209,958
------------------------------------------------------------------------
Insured-Housing -- 2.4%
------------------------------------------------------------------------
     $1,000        Knox County, SCA Realty, MFMR, (FSA),
                   7.125%, 1/1/30                            $ 1,066,810
------------------------------------------------------------------------
                                                             $ 1,066,810
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)      $   445,295
------------------------------------------------------------------------
                                                             $   445,295
------------------------------------------------------------------------
Insured-Transportation -- 5.9%
------------------------------------------------------------------------
     $1,500        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.00%, 3/1/24              $ 1,541,760
      1,000        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.50%, 2/15/09               1,105,640
------------------------------------------------------------------------
                                                             $ 2,647,400
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.1%
------------------------------------------------------------------------
     $  350        Metropolitan Government of Nashville and
                   Davidson County, Water System, (AMBAC),
                   Variable Rate, 1/1/22(1)                  $   376,688
      1,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (FGIC),
                   5.20%, 1/1/13                               1,016,790
------------------------------------------------------------------------
                                                             $ 1,393,478
------------------------------------------------------------------------
Nursing Home -- 2.4%
------------------------------------------------------------------------
     $1,000        Tennessee State Veterans' Homes Board,
                   (Humboldt), 6.65%, 2/1/14                 $ 1,071,060
------------------------------------------------------------------------
                                                             $ 1,071,060
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 4.0%
------------------------------------------------------------------------
     $1,200        Tennessee Local Development Authority,
                   Community Provider, 6.55%, 10/1/23        $ 1,311,960
        500        Tennessee Local Development Authority,
                   State Loan Program, 5.00%, 3/1/15             477,890
------------------------------------------------------------------------
                                                             $ 1,789,850
------------------------------------------------------------------------
Transportation -- 6.1%
------------------------------------------------------------------------
     $  820        Memphis-Shelby County Airport Authority,
                   6.12%, 12/1/16                            $   762,157
      1,825        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                    1,672,083
        300        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        302,478
------------------------------------------------------------------------
                                                             $ 2,736,718
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $42,943,683)                             $44,181,885
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $   833,292
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $45,015,177
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 39.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 19.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

 (4)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 2.5%
-------------------------------------------------------------------------
     $2,000        Medical College of Hampton Roads,
                   6.875%, 11/15/11                          $  2,080,840
        750        Virginia College Building Authority,
                   (Hampton University), 5.75%, 4/1/14            765,825
-------------------------------------------------------------------------
                                                             $  2,846,665
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.6%
-------------------------------------------------------------------------
     $1,665        Arlington County IDA, (AMBAC),
                   Prerefunded to 9/1/03, 5.00%, 9/1/21      $  1,553,245
      2,000        Loudoun County IDA, (Falcons Landing),
                   Prerefunded to 11/1/04, 8.75%, 11/1/24       2,378,200
      3,500        Peninsula Ports Authority of Virginia,
                   (Riverside Health System), Prerefunded
                   to 7/1/02, 6.625%, 7/1/10                    3,702,335
      2,400        Prince William County IDA, (Potomac
                   Hospital), Prerefunded to 10/1/05,
                   6.85%, 10/1/25                               2,693,184
        900        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                     955,125
      1,060        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/02, 7.00%, 7/1/22                        1,128,010
      1,000        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/05, 6.00%, 7/1/14                        1,076,260
-------------------------------------------------------------------------
                                                             $ 13,486,359
-------------------------------------------------------------------------
General Obligations -- 5.7%
-------------------------------------------------------------------------
     $4,165        Arlington County, 5.25%, 6/1/18           $  4,143,259
      2,500        Fairfax County, 5.25%, 6/1/20                2,462,050
-------------------------------------------------------------------------
                                                             $  6,605,309
-------------------------------------------------------------------------
Hospital -- 2.9%
-------------------------------------------------------------------------
     $1,500        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/14                   $  1,469,730
      2,000        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/15                      1,945,560
-------------------------------------------------------------------------
                                                             $  3,415,290
-------------------------------------------------------------------------
Housing -- 3.6%
-------------------------------------------------------------------------
     $1,000        Alexandria Redevelopment and Housing
                   Authority, MFMR, (Buckingham Village
                   Apartments), (AMT), 5.45%, 7/1/18         $    943,320
      1,500        Prince William County IDA, (Melrose
                   Apartments), 5.40%, 1/1/29                   1,346,130
      1,900        Virginia HDA, SFMR, Variable Rate,
                   7/1/04(1)                                    1,923,750
-------------------------------------------------------------------------
                                                             $  4,213,200
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 22.0%
-------------------------------------------------------------------------
     $4,500        Bedford County, (Nekoosa Packaging),
                   (AMT), 5.60%, 12/1/25                     $  4,103,910
      2,190        Chesapeake, (Cargill, Inc.),
                   5.875%, 3/1/13                               2,262,620
         60        Covington-Alleghany County IDA,
                   9.375%, 9/1/01                                  60,000
      1,500        Giles, (Hoechst Celanese Corp.), (AMT),
                   5.95%, 12/1/25                               1,399,890
      2,000        Giles, (Hoechst Celanese Corp.), (AMT),
                   6.45%, 5/1/26                                2,006,960
        500        Giles, (Hoechst Celanese Corp.), (AMT),
                   6.625%, 12/1/22                                503,325
      2,000        Henrico County, (Browning Ferris, Inc.),
                   (AMT), 5.45%, 1/1/14(2)                      1,713,700
      1,500        Isle of Wright County IDA,
                   (International Paper Co.), (AMT),
                   6.60%, 5/1/24                                1,539,615
      4,000        Isle of Wright County IDA, (Union Camp
                   Co.), (AMT), 6.55%, 4/1/24                   4,057,440
      1,000        James City County IDA, (Anheuser Busch),
                   (AMT), 6.00%, 4/1/32                         1,015,320
      1,400        Peninsula Ports Authority, (Zeigler
                   Coal), 6.90%, 5/2/22                           686,000
      1,500        Pennisula Ports Authority Revenue (CSX
                   Transportation), 6.00%, 12/15/12             1,496,610
        980        West Point, (Chesapeake Corp.),
                   6.25%, 3/1/19                                  930,647
      3,850        West Point, (Chesapeake Corp.), (AMT),
                   6.375%, 3/1/19                               3,648,260
-------------------------------------------------------------------------
                                                             $ 25,424,297
-------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
-------------------------------------------------------------------------
     $2,000        Richmond, (FGIC), 5.00%, 1/15/21          $  1,874,760
-------------------------------------------------------------------------
                                                             $  1,874,760
-------------------------------------------------------------------------
Insured-Hospital -- 7.6%
-------------------------------------------------------------------------
     $1,500        Henrico County, (Bon Secour Health
                   Systems), (MBIA), 6.25%, 8/15/20          $  1,653,555
      5,000        Virginia Beach, (Virginia Beach Memorial
                   Hospital), (AMBAC), 5.125%, 2/15/18          4,853,950
      2,000        Winchester IDA, (Winchester Medical
                   Center), (AMBAC), Variable Rate,
                   1/21/14(1)                                   2,300,000
-------------------------------------------------------------------------
                                                             $  8,807,505
-------------------------------------------------------------------------
Insured-Housing -- 1.1%
-------------------------------------------------------------------------
     $1,250        Fairfax County Redevelopment and Housing
                   Authority MFMR, (FHA), 7.00%, 5/1/26      $  1,299,537
-------------------------------------------------------------------------
                                                             $  1,299,537
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 5.2%
-------------------------------------------------------------------------
     $3,500        Chesapeake Bay Bridge and Tunnel
                   Commission District Revenue, (General
                   Resolution), (MBIA), 5.50%, 7/1/25        $  3,554,495
      1,000        Metro Washington D.C., Airport
                   Authority, (FGIC), (AMT),
                   5.00%, 10/1/27                                 906,240
      1,650        Norfolk, Parking System Revenue, (MBIA),
                   5.00%, 2/1/29                                1,513,215
-------------------------------------------------------------------------
                                                             $  5,973,950
-------------------------------------------------------------------------
Insured-Utilities -- 1.1%
-------------------------------------------------------------------------
     $1,345        Richmond, Public Utility Revenue,
                   (FGIC), 5.125%, 1/15/28                   $  1,262,242
-------------------------------------------------------------------------
                                                             $  1,262,242
-------------------------------------------------------------------------
Insured-Water and Sewer -- 15.6%
-------------------------------------------------------------------------
     $3,950        Loudoun County, Sanitation Authority,
                   Water and Sewer Revenue, (MBIA),
                   4.75%, 1/1/30                             $  3,430,575
      1,000        Loudoun County, Sanitation Authority,
                   Water and Sewer Revenue, (MBIA),
                   4.75%, 1/1/21                                  894,720
      2,875        Prince William County Service Authority,
                   (FGIC), 4.75%, 7/1/29                        2,499,525
      1,375        Richmond, Public Utility Revenue,
                   (MBIA), 5.125%, 1/15/28                      1,290,396
      6,150        Upper Occoquan Sewage Authority, (MBIA),
                   4.75%, 7/1/29                                5,346,810
      1,250        Upper Occoquan Sewage Authority, (MBIA),
                   5.00%, 7/1/25                                1,152,312
      1,000        Upper Occoquan Sewage Authority, (MBIA),
                   5.15%, 7/1/20                                  974,590
      2,500        Virginia Resource Authority, (MBIA),
                   5.50%, 5/1/26                                2,484,475
-------------------------------------------------------------------------
                                                             $ 18,073,403
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%
-------------------------------------------------------------------------
     $1,250        King George County IDA, Lease,
                   7.00%, 12/15/12                           $  1,267,912
-------------------------------------------------------------------------
                                                             $  1,267,912
-------------------------------------------------------------------------
Solid Waste -- 2.0%
-------------------------------------------------------------------------
     $2,250        Southeastern Public Service Authority,
                   Solid Waste Systems, (AMT),
                   6.00%, 7/1/13                             $  2,260,058
-------------------------------------------------------------------------
                                                             $  2,260,058
-------------------------------------------------------------------------
Special Tax Revenue -- 5.1%
-------------------------------------------------------------------------
     $1,500        Dulles Community Development Authority,
                   (Dulles Town Center), 6.25%, 3/1/26       $  1,441,890
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $2,000        Heritage Hunt Community Development
                   Authority, 6.85%, 3/1/19                  $  2,010,400
      2,500        Virginia State Transportation Board
                   Revenue, Route 58, 5.125%, 5/15/19           2,415,200
-------------------------------------------------------------------------
                                                             $  5,867,490
-------------------------------------------------------------------------
Transportation -- 3.4%
-------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $  1,603,368
      1,250        Virginia Port Authority, (AMT),
                   5.90%, 7/1/16                                1,288,338
      1,000        Virginia State Transportation Board
                   Revenue, Route 28, Variable Rate,
                   4/1/18(1)                                    1,074,920
-------------------------------------------------------------------------
                                                             $  3,966,626
-------------------------------------------------------------------------
Water and Sewer -- 5.3%
-------------------------------------------------------------------------
     $3,500        Fairfax County Water Authority,
                   5.00%, 4/1/21                             $  3,325,070
      1,000        Fairfax County Water Authority,
                   Variable Rate, 4/1/29(1)(3)                  1,020,920
      1,750        Virginia Resource Authority, Clean Water
                   Revenue, (Revolving Fund),
                   5.625%, 10/1/22                              1,775,463
-------------------------------------------------------------------------
                                                             $  6,121,453
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $110,960,904)                            $112,766,056
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $  3,010,002
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $115,776,058
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 35.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 20.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $64,496,000        $40,633,990         $61,719,666        $79,536,566
   Unrealized appreciation                       738,502            937,669             278,790            747,447
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $65,234,502        $41,571,659         $61,998,456        $80,284,013
----------------------------------------------------------------------------------------------------------------------
Cash                                         $        --        $    76,735         $   270,161        $   149,451
Receivable for investments sold                1,050,777                 --                  --                 --
Interest receivable                              870,136            594,000             804,007          1,383,310
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $67,155,415        $42,242,394         $63,072,624        $81,816,774
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                          $   400,000        $        --         $        --        $   100,000
Due to bank                                       94,543                 --                  --                 --
Accrued expenses                                   7,488              9,171               5,693              8,952
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $   502,031        $     9,171         $     5,693        $   108,952
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $66,653,384        $42,233,223         $63,066,931        $81,707,822
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $65,914,882        $41,295,554         $62,788,141        $80,960,375
Net unrealized appreciation (computed on
   the basis of identified cost)                 738,502            937,669             278,790            747,447
----------------------------------------------------------------------------------------------------------------------
TOTAL                                        $66,653,384        $42,233,223         $63,066,931        $81,707,822
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $27,786,850         $83,635,854         $56,833,666            $103,430,595
   Unrealized appreciation
      (depreciation)                              120,348          (3,504,022)            984,617               5,112,205
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $27,907,198         $80,131,832         $57,818,283            $108,542,800
-------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    51,160         $ 1,268,996         $   323,437            $    347,800
Receivable for investments sold                    70,079                  --              40,000                      --
Interest receivable                               411,412           1,228,259             756,270               1,625,874
Prepaid expenses                                   14,458                  --                  --                      --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $28,454,307         $82,629,087         $58,937,990            $110,516,474
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased             $        --         $   941,488         $        --            $         --
Payable for daily variation margin on
   open financial futures contracts                 7,810                  --                  --                  18,926
Accrued expenses                                    5,460              11,737              11,413                   4,424
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $    13,270         $   953,225         $    11,413            $     23,350
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $28,441,037         $81,675,862         $58,926,577            $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $28,322,734         $85,179,884         $57,941,960            $105,386,257
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                      118,303          (3,504,022)            984,617               5,106,867
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $28,441,037         $81,675,862         $58,926,577            $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                          $80,731,232           $34,105,563             $42,943,683         $110,960,904
   Unrealized appreciation                    1,654,047               218,818               1,238,202            1,805,152
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                       $82,385,279           $34,324,381             $44,181,885         $112,766,056
-----------------------------------------------------------------------------------------------------------------------------
Cash                                        $        --           $   238,985             $   173,078         $         --
Receivable for investments sold                 345,000                    --                      --            1,255,712
Interest receivable                           1,101,808               512,376                 669,878            1,822,029
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $83,832,087           $35,075,742             $45,024,841         $115,843,797
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts         $        --           $        --             $        --         $     33,836
Demand note payable                             100,000                    --                      --                   --
Due to bank                                       5,758                    --                      --               17,959
Accrued expenses                                 13,896                 6,013                   9,664               15,944
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $   119,654           $     6,013             $     9,664         $     67,739
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                    $83,712,433           $35,069,729             $45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                          $82,058,386           $34,850,911             $43,776,975         $113,980,449
Net unrealized appreciation (computed on
   the basis of identified cost)              1,654,047               218,818               1,238,202            1,795,609
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                       $83,712,433           $35,069,729             $45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $4,333,899          $2,750,197         $3,913,677         $ 5,395,781
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $4,333,899          $2,750,197         $3,913,677         $ 5,395,781
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  248,461          $  121,102         $  210,871         $   323,201
Trustees fees and expenses                        8,847               2,501              8,849               9,306
Legal and accounting services                    42,131              39,030             42,118              46,578
Custodian fee                                    43,740              29,529             40,415              52,787
Miscellaneous                                    12,444              16,060             12,613              14,743
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  355,623          $  208,222         $  314,866         $   446,615
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    9,155          $    4,640         $   14,707         $    16,356
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    9,155          $    4,640         $   14,707         $    16,356
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  346,468          $  203,582         $  300,159         $   430,259
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $3,987,431          $2,546,615         $3,613,518         $ 4,965,522
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ (299,131)         $ (328,997)        $ (243,029)        $  (116,631)
   Financial futures contracts                  (12,185)              2,054            (29,176)            (16,122)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (311,316)         $ (326,943)        $ (272,205)        $  (132,753)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ (243,544)         $  178,231         $  185,594         $(2,302,505)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ (243,544)         $  178,231         $  185,594         $(2,302,505)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $ (554,860)         $ (148,712)        $  (86,611)        $(2,435,258)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,432,571          $2,397,903         $3,526,907         $ 2,530,264
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $1,772,277          $ 4,864,328         $ 3,828,721             $7,123,119
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $1,772,277          $ 4,864,328         $ 3,828,721             $7,123,119
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   62,768          $   308,910         $   200,152             $  464,315
Trustees fees and expenses                         2,526                8,869               8,912                 11,488
Legal and accounting services                     21,489               46,894              39,752                 49,655
Custodian fee                                     21,829               53,692              40,711                 58,102
Miscellaneous                                      6,479               14,580              12,653                 16,872
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  115,091          $   432,945         $   302,180             $  600,432
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $   11,761          $    15,867         $     9,045             $   38,155
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $   11,761          $    15,867         $     9,045             $   38,155
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  103,330          $   417,078         $   293,135             $  562,277
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $1,668,947          $ 4,447,250         $ 3,535,586             $6,560,842
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $ (387,649)         $   154,894         $   286,889             $  (50,337)
   Financial futures contracts                   (63,431)              (8,578)            (25,529)              (149,516)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $ (451,080)         $   146,316         $   261,360             $ (199,853)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $  289,802          $(1,178,574)        $(1,256,378)            $ (218,796)
   Financial futures contracts                    (2,045)                  --                  --                 (5,338)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $  287,757          $(1,178,574)        $(1,256,378)            $ (224,134)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $ (163,323)         $(1,032,258)        $  (995,018)            $ (423,987)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $1,505,624          $ 3,414,992         $ 2,540,568             $6,136,855
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $5,242,949            $2,346,527             $2,759,987          $ 7,569,092
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $5,242,949            $2,346,527             $2,759,987          $ 7,569,092
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  316,846            $   90,314             $  123,712          $   499,111
Trustees fees and expenses                        8,869                 2,501                  2,526               11,488
Legal and accounting services                    42,753                38,280                 37,323               49,853
Custodian fee                                    51,578                23,936                 31,068               74,383
Miscellaneous                                    17,334                11,360                  8,980               24,180
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  437,380            $  166,391             $  203,609          $   659,015
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    9,382            $    6,786             $    9,215          $     8,974
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    9,382            $    6,786             $    9,215          $     8,974
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  427,998            $  159,605             $  194,394          $   650,041
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $4,814,951            $2,186,922             $2,565,593          $ 6,919,051
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ (181,612)           $   20,515             $   22,997          $   970,975
   Financial futures contracts                       --               (25,568)               (20,058)            (261,449)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $ (181,612)           $   (5,053)            $    2,939          $   709,526
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ (192,845)           $ (728,586)            $  (60,446)         $(2,382,962)
   Financial futures contracts                       --                    --                     --               (9,543)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ (192,845)           $ (728,586)            $  (60,446)         $(2,392,505)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $ (374,457)           $ (733,639)            $  (57,507)         $(1,682,979)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $4,440,494            $1,453,283             $2,508,086          $ 5,236,072
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,987,431        $  2,546,615       $  3,613,518        $  4,965,522
   Net realized loss                            (311,316)           (326,943)          (272,205)           (132,753)
   Net change in unrealized appreciation
      (depreciation)                            (243,544)            178,231            185,594          (2,302,505)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  3,432,571        $  2,397,903       $  3,526,907        $  2,530,264
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  5,799,382        $  2,877,148       $  8,502,969        $  6,340,470
   Withdrawals                               (24,719,837)        (13,532,599)       (20,183,370)        (24,924,822)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(18,920,455)       $(10,655,451)      $(11,680,401)       $(18,584,352)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(15,487,884)       $ (8,257,548)      $ (8,153,494)       $(16,054,088)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 66,653,384        $ 42,233,223       $ 63,066,931        $ 81,707,822
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,668,947         $  4,447,250        $  3,535,586           $  6,560,842
   Net realized gain (loss)                      (451,080)             146,316             261,360               (199,853)
   Net change in unrealized appreciation
      (depreciation)                              287,757           (1,178,574)         (1,256,378)              (224,134)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 1,505,624         $  3,414,992        $  2,540,568           $  6,136,855
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 3,902,687         $  5,154,845        $  3,114,514           $  4,312,639
   Withdrawals                                 (9,634,774)         (22,117,199)        (14,992,792)           (29,286,500)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(5,732,087)        $(16,962,354)       $(11,878,278)          $(24,973,861)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(4,226,463)        $(13,547,362)       $ (9,337,710)          $(18,837,006)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,814,951          $  2,186,922           $  2,565,593         $  6,919,051
   Net realized gain (loss)                     (181,612)               (5,053)                 2,939              709,526
   Net change in unrealized appreciation
      (depreciation)                            (192,845)             (728,586)               (60,446)          (2,392,505)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  4,440,494          $  1,453,283           $  2,508,086         $  5,236,072
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,303,142          $  2,453,688           $  3,532,766         $  7,123,663
   Withdrawals                               (22,348,655)          (13,670,265)           (10,433,144)         (34,207,931)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(15,045,513)         $(11,216,577)          $ (6,900,378)        $(27,084,268)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(10,605,019)         $ (9,763,294)          $ (4,392,292)        $(21,848,196)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,317,452          $ 44,833,023           $ 49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 83,712,433          $ 35,069,729           $ 45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,645,606        $  2,845,321       $  4,288,064        $  5,787,422
   Net realized gain                           1,822,635             765,765          1,152,984             987,147
   Net change in unrealized appreciation
      (depreciation)                          (7,171,556)         (3,759,621)        (7,104,173)         (6,310,409)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   (703,315)       $   (148,535)      $ (1,663,125)       $    464,160
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,798,450        $  5,682,021       $  5,916,906        $  6,215,330
   Withdrawals                               (19,730,570)        (11,297,759)       (20,284,630)        (21,552,860)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(11,932,120)       $ (5,615,738)      $(14,367,724)       $(15,337,530)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(12,635,435)       $ (5,764,273)      $(16,030,849)       $(14,873,370)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,776,703        $ 56,255,044       $ 87,251,274        $112,635,280
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,842,095         $  5,197,771        $  3,882,521           $  7,585,943
   Net realized gain (loss)                      (132,083)           1,057,196             531,100              1,052,272
   Net change in unrealized appreciation
      (depreciation)                           (2,534,222)          (9,405,694)         (5,290,349)           (10,001,534)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (824,210)        $ (3,150,727)       $   (876,728)          $ (1,363,319)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 4,126,276         $ 11,497,954        $  7,132,282           $  7,046,445
   Withdrawals                                 (7,144,339)         (18,276,256)        (12,389,264)           (29,283,120)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(3,018,063)        $ (6,778,302)       $ (5,256,982)          $(22,236,675)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,842,273)        $ (9,929,029)       $ (6,133,710)          $(23,599,994)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $36,509,773         $105,152,253        $ 74,397,997           $152,930,124
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,266,291          $  2,658,896            $ 2,778,943         $  7,742,491
   Net realized gain (loss)                    1,043,805              (175,546)               111,739            1,479,464
   Net change in unrealized appreciation
      (depreciation)                          (6,028,925)           (3,664,758)            (2,876,879)          (9,945,787)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    281,171          $ (1,181,408)           $    13,803         $   (723,832)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 10,547,640          $  6,573,386            $ 5,309,074         $ 12,279,948
   Withdrawals                               (20,266,456)          (10,676,028)            (9,624,115)         (25,189,332)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (9,718,816)         $ (4,102,642)           $(4,315,041)        $(12,909,384)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (9,437,645)         $ (5,284,050)           $(4,301,238)        $(13,633,216)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,755,097          $ 50,117,073            $53,708,707         $151,257,470
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,317,452          $ 44,833,023            $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        ALABAMA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.49%        0.50%        0.49%
   Expenses after custodian
      fee reduction                   0.48%        0.45%        0.47%        0.49%        0.45%
   Net investment income              5.57%        5.18%        5.21%        5.47%        5.50%
Portfolio Turnover                       8%          23%          23%          23%          52%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $66,653      $82,141      $94,777     $102,356     $108,544
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARKANSAS PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.46%        0.45%        0.44%        0.49%        0.48%
   Expenses after custodian
      fee reduction                   0.45%        0.43%        0.43%        0.48%        0.46%
   Net investment income              5.65%        5.25%        5.22%        5.40%        5.40%
Portfolio Turnover                      14%          24%          13%          17%          11%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $42,233      $50,491      $56,255      $62,686      $74,103
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        GEORGIA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.48%        0.49%        0.50%
   Expenses after custodian
      fee reduction                   0.47%        0.42%        0.47%        0.47%        0.45%
   Net investment income              5.69%        5.31%        5.29%        5.55%        5.59%
Portfolio Turnover                      13%          38%          19%          13%          21%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $63,067      $71,220      $87,251      $95,162     $108,974
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       KENTUCKY PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%        0.49%        0.49%        0.51%        0.53%
   Expenses after custodian
      fee reduction                   0.50%        0.47%        0.48%        0.48%        0.50%
   Net investment income              5.75%        5.36%        5.38%        5.56%        5.49%
Portfolio Turnover                      11%          11%          15%          28%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $81,708      $97,762     $112,635     $123,110     $133,017
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       LOUISIANA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                       0.39%        0.37%        0.39%        0.40%        0.30%
   Net expenses after
      custodian fee reduction         0.35%        0.34%        0.34%        0.38%        0.23%
   Net investment income              5.63%        5.16%        5.25%        5.85%        5.90%
Portfolio Turnover                      14%          20%          43%          27%          99%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $28,441      $32,668      $36,510      $34,432      $35,049
-----------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                               0.41%
   Expenses after custodian
      fee reduction                                                                       0.35%
   Net investment income                                                                  5.79%
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MARYLAND PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.51%        0.49%        0.48%        0.48%        0.51%
   Expenses after custodian
      fee reduction                   0.49%        0.46%        0.44%        0.45%        0.48%
   Net investment income              5.18%        5.05%        5.11%        5.38%        5.50%
Portfolio Turnover                       9%          31%          30%          30%          33%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $81,676      $95,223     $105,152     $107,401     $110,588
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MISSOURI PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.47%        0.47%        0.49%
   Expenses after custodian
      fee reduction                   0.48%        0.44%        0.45%        0.46%        0.47%
   Net investment income              5.80%        5.28%        5.31%        5.52%        5.52%
Portfolio Turnover                       8%          21%          11%           5%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $58,927      $68,264      $74,398      $79,882      $85,162
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NORTH CAROLINA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%        0.50%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                   0.49%        0.49%        0.48%        0.50%        0.48%
   Net investment income              5.66%        5.24%        5.31%        5.53%        5.51%
Portfolio Turnover                      17%           3%          26%          42%          54%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $110,493     $129,330     $152,930     $167,571     $187,044
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        OREGON PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.51%        0.48%        0.48%        0.56%        0.50%
   Expenses after custodian
      fee reduction                   0.50%        0.47%        0.48%        0.55%        0.47%
   Net investment income              5.63%        5.27%        5.28%        5.46%        5.37%
Portfolio Turnover                      25%          35%           9%          22%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $83,712      $94,317     $103,755     $113,693     $129,759
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    SOUTH CAROLINA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.44%        0.43%        0.44%        0.51%        0.53%
   Expenses after custodian
      fee reduction                   0.42%        0.40%        0.43%        0.50%        0.51%
   Net investment income              5.77%        5.33%        5.37%        5.59%        5.65%
Portfolio Turnover                      12%          26%          21%           8%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $35,070      $44,833      $50,117      $53,970      $58,318
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       TENNESSEE PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.44%        0.42%        0.44%        0.43%        0.45%
   Expenses after custodian
      fee reduction                   0.42%        0.41%        0.42%        0.42%        0.43%
   Net investment income              5.61%        5.23%        5.20%        5.48%        5.52%
Portfolio Turnover                       9%          13%          21%           3%          39%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $45,015      $49,407      $53,709      $54,162      $56,065
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       VIRGINIA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.50%        0.52%        0.52%        0.51%
   Expenses after custodian
      fee reduction                   0.53%        0.48%        0.50%        0.49%        0.48%
   Net investment income              5.61%        5.26%        5.27%        5.53%        5.55%
Portfolio Turnover                      23%          17%           8%          25%          30%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $115,776     $137,624     $151,257     $161,658     $177,644
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2000, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE(1)
    -------------------------------------------------------------------------
    Alabama                                   $248,461                  0.35%
    Arkansas                                   121,102                  0.27%
    Georgia                                    210,871                  0.33%
    Kentucky                                   323,201                  0.37%
    Louisiana                                   62,768                  0.21%
    Maryland                                   308,910                  0.36%
    Missouri                                   200,152                  0.33%
    North Carolina                             464,315                  0.40%
    Oregon                                     316,846                  0.37%
    South Carolina                              90,314                  0.24%
    Tennessee                                  123,712                  0.27%
    Virginia                                   499,111                  0.40%

 (1)  Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2000, were as follows:

    ALABAMA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,419,741
    Sales                                      20,674,723

    ARKANSAS MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,055,502
    Sales                                      14,703,173

    GEORGIA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,037,151
    Sales                                      17,452,950

    KENTUCKY MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,912,081
    Sales                                      22,227,351

    LOUISIANA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,996,820
    Sales                                       8,540,788

    MARYLAND MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,552,388
    Sales                                      20,500,543

    MISSOURI MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,691,760
    Sales                                      14,944,234

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    NORTH CAROLINA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $19,107,340
    Sales                                      37,518,514

    OREGON MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $21,504,299
    Sales                                      30,944,963
    SOUTH CAROLINA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,619,007
    Sales                                      14,537,733
    TENNESSEE MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,846,481
    Sales                                       8,361,883

    VIRGINIA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $27,521,394
    Sales                                      48,927,802

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2000, as computed on a federal income tax basis, are as follows:

    ALABAMA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 64,496,000
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,373,345
    Gross unrealized depreciation               (1,634,843)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    738,502
    ------------------------------------------------------

    ARKANSAS MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 40,633,990
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,563,435
    Gross unrealized depreciation                 (625,766)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    937,669
    ------------------------------------------------------

    GEORGIA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,719,666
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,733,486
    Gross unrealized depreciation               (2,454,696)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    278,790
    ------------------------------------------------------

    KENTUCKY MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 79,627,148
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,611,019
    Gross unrealized depreciation               (2,999,154)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    611,865
    ------------------------------------------------------

    LOUISIANA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 27,786,850
    ------------------------------------------------------
    Gross unrealized appreciation             $    650,770
    Gross unrealized depreciation                 (530,422)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    120,348
    ------------------------------------------------------

    MARYLAND MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 83,635,854
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,021,763
    Gross unrealized depreciation               (5,525,785)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,504,022)
    ------------------------------------------------------

    MISSOURI MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,833,666
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,817,559
    Gross unrealized depreciation               (1,832,942)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    984,617
    ------------------------------------------------------

    NORTH CAROLINA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $103,430,595
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,165,496
    Gross unrealized depreciation               (1,053,291)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,112,205
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    OREGON MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 80,731,232
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,608,449
    Gross unrealized depreciation                 (954,402)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,654,047
    ------------------------------------------------------

    SOUTH CAROLINA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,105,563
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,351,533
    Gross unrealized depreciation               (1,132,715)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    218,818
    ------------------------------------------------------

    TENNESSEE MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 42,943,683
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,889,209
    Gross unrealized depreciation                 (651,007)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,238,202
    ------------------------------------------------------

    VIRGINIA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $110,960,904
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,410,471
    Gross unrealized depreciation               (2,605,319)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,805,152
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2000, the Alabama Municipals Portfolio, Kentucky Municipals Portfolio, and Oregon Municipals Portfolio had balances outstanding pursuant to this line of credit of $400,000, $100,000 and $100,000 (respectively). The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at August 31, 2000, is as follows:

                                    FUTURES CONTRACTS
  --------------------------------------------------------------------------------------
                   EXPIRATION                                             NET UNREALIZED
  PORTFOLIO           DATE        CONTRACTS                   POSITION     DEPRECIATION
  --------------------------------------------------------------------------------------
  Louisiana     12/00             14 U.S. Treasury Bond       Short          $(2,045)
  North
   Carolina     12/00             33 U.S. Treasury Bond       Short           (5,338)
  Virginia      12/00             59 U.S. Treasury Bond       Short           (9,543)

   At August 31, 2000, the Portfolios noted above had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the Portfolios) as of August 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2000 and 1999 and supplementary data for each of the years in the five year period ended August 31, 2000. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland
Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina, and Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109


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    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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445-10/00                                                              12MUNISRC